                              STAG VARIABLE LIFE
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
   [LOGO]                  TELEPHONE: 1-800-243-5433

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This Prospectus describes a flexible premium variable life insurance policy (the
"Policies", and each individually a "Policy") offered by Hartford Life Insurance Company ("Hartford") to applicants age 80 and under. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition, the Policy Owner can select a Guarantee Period, of from one to ten years, during which additional guarantees are provided. Among these is the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums are paid or are provided for by favorable investment experience. Unscheduled Premium payments are also allowed.


The Guarantee Period selected by You will affect the benefits provided by the Policy. In general, the longer the Guarantee Period is, the higher the front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include lower cost of insurance rates and lower mortality and expense risk rates. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit -- Death Benefit Guarantee," page 14, for more details.


Sales agents can provide prospective purchasers with individualized sales illustrations which reflect all the fees and charges associated with the Policy options selected.

The Policies provide for a Death Benefit payable at the Insured's death. The Policy Owner may select one of three Death Benefit options; a fixed amount equal to the Face Amount, a variable amount equal to the Face Amount plus the Account Value, or a variable amount equal to the Face Amount plus a return of Scheduled Premiums.

Under all three options, the Policies have Cash Values which increase with the payment of each premium and which decrease to reflect fees and charges made by the Hartford. These fees and charges vary depending on the Face Amount of the Policy, the age of the Insured, the level of the premiums paid, and the length of the Guarantee Period.

If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to a refund of excess sales loads in addition to the Cash Surrender Value.

There is no guaranteed minimum Cash Value for a Policy. The Cash Value of a Policy will also vary up or down to reflect the investment experience of the Funds to which the Net Premium(s) has been allocated and the Policy Owner bears the investment risk for all amounts so allocated.


The initial Net Premium will be allocated to Hartford Money Market Sub-Account and after the Right to Examine Period has expired, to one or more of the Sub-Accounts or to the Fixed Account as specified in the Policy Owner's application. The Funds underlying the Sub-Accounts presently are: Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Bond Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc., and HVA Money Market Fund, Inc. (the "Hartford Funds") of Hartford Mutual Funds, each of which is managed by HL Investment Advisors, Inc.: Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund (the "Putnam Funds") of the Putnam Variable Trust, each of which is managed by Putnam Investment Management, Inc. ("Putnam Management"), and the VIP Equity-Income Portfolio and the VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager Portfolio of the Variable Insurance Products Fund II, each of which is managed by Fidelity Management & Research Company (the "Fidelity VIP Funds," and collectively with the Hartford Funds and the Putnam Funds, the "Funds").


These Policies are subject to a front-end sales load and surrender charge which are set forth in the sections entitled "Deduction from the Premium" and "Deductions and Charges from the Account Value" on page 18. In addition, there are examples on pages 21 and 22 to help you in your selection of a Guarantee Period.

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MAXIMUM FRONT-END SALES LOADS ARE 50% OF THE PREMIUMS PAID IN THE FIRST POLICY
YEAR, 11% IN YEARS 2 THROUGH 10 AND 3% IN YEARS 11 AND LATER. THE MAXIMUM SURRENDER CHARGE UNDER THE POLICY IS 110% OF THE PREMIUM PAID IN THE FIRST POLICY YEAR. HOWEVER, ACTUAL CHARGES MAY BE LESS. SEE "DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS -- DEDUCTIONS FROM THE PREMIUM -- FRONT-END SALES LOAD" ON PAGE 18, "DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS -- DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- SURRENDER CHARGES" ON PAGE 20, AND "DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS -- CASH VALUES -- LOAD REFUND" ON PAGE 12 FOR MORE DETAILS.



IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
     CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.
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2                                                HARTFORD LIFE INSURANCE COMPANY
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    4
 SUMMARY...............................................................    6
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................   10
   General.............................................................   10
   Premiums............................................................   10
     Premium Payment Flexibility.......................................   10
     Scheduled Premiums................................................   11
     Unscheduled Premiums..............................................   11
     Allocation of Premium Payments....................................   11
     Accumulation Units................................................   11
     Accumulation Unit Values..........................................   12
     Premium Limitation................................................   12
   Cash Values.........................................................   12
     Amount Payable on Surrender of the Policy.........................   12
     Load Refund.......................................................   12
     Partial Withdrawals...............................................   12
   Transfers of Account Value..........................................   13
     Amount and Frequency of Transfers.................................   13
     Transfers to or from Sub-Accounts.................................   13
     Transfers from the Fixed Account..................................   13
     Dollar Cost Averaging Option......................................   13
   Policy Loans........................................................   13
     Loan Interest.....................................................   14
     Credited Interest.................................................   14
     Preferred Loan....................................................   14
     Loan Repayments...................................................   14
     Termination Due to Excessive Indebtedness.........................   14
     Effect of Loans on Account Value..................................   14
   Death Benefit.......................................................   14
     Death Benefit Options.............................................   14
     Option Change.....................................................   14
     Death Benefit Guarantee...........................................   14
     Minimum Death Benefit.............................................   15
     Increases and Decreases in Face Amount............................   15
   Benefits at Maturity................................................   15
   Lapse and Reinstatement.............................................   15
     Policy Surplus....................................................   15
     Lapse and Grace Period............................................   16
     Reinstatement.....................................................   16
     Automatic Premium Loan Option.....................................   16
   The Right to Examine or Exchange the Policy.........................   17
   Surrender/Continuation Options......................................   17
     Option Descriptions...............................................   17
   Valuation of Payments and Transfers.................................   17
   Application for a Policy............................................   18
   Reduced Charges for Eligible Groups.................................   18
   Deductions from the Premium.........................................   18
     Front End Sales Load..............................................   18
     Premium Related Tax Charge........................................   18
   Deductions and Charges from the Account Value.......................   18
     Monthly Deduction Amounts.........................................   18
     Surrender Charges.................................................   20
     Examples of Front-End Sales Loads and Surrender Charges...........   20
     Charges Against the Funds.........................................   22
     Taxes.............................................................   23
 THE COMPANY...........................................................   23

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HARTFORD LIFE INSURANCE COMPANY                                                3
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
                                                                         PAGE
                                                                         ----
 SEPARATE ACCOUNT VL I.................................................   24
     General...........................................................   24
     Funds.............................................................   24
       Hartford Funds..................................................   24
       Putnam Funds....................................................   24
       Fidelity VIP Funds..............................................   25
   Investment Adviser..................................................   26
     Hartford Funds....................................................   26
     Putnam Funds......................................................   26
     Fidelity VIP Funds................................................   27
 THE FIXED ACCOUNT.....................................................   27
 OTHER MATTERS.........................................................   27
   Voting Rights.......................................................   27
   Statements to Policy Owners.........................................   28
   Limit on Right to Contest...........................................   28
   Misstatement as to Age..............................................   28
   Payment Options.....................................................   28
   Beneficiary.........................................................   28
   Assignment..........................................................   29
   Dividends...........................................................   29
 SUPPLEMENTAL BENEFITS.................................................   29
   Deduction Amount Waiver Rider.......................................   29
   Accidental Death Benefit Rider......................................   29
   Increase in Coverage Option Rider...................................   29
   Maturity Date Extension Rider.......................................   29
 EXECUTIVE OFFICERS AND DIRECTORS......................................   30
 DISTRIBUTION OF THE POLICIES..........................................   31
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   31
 FEDERAL TAX CONSIDERATIONS............................................   31
   General.............................................................   31
   Taxation of Hartford and the Separate Account.......................   32
   Income Taxation of Policy Benefits..................................   32
   Modified Endowment Contracts........................................   32
   Estate and Generation Skipping Taxes................................   33
   Diversification Requirements........................................   33
   Ownership of the Assets in the Separate Account.....................   34
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   34
   Federal Income Tax Withholding......................................   34
   Non-Individual Ownership of Policies................................   34
   Other...............................................................   34
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   34
 LEGAL PROCEEDINGS.....................................................   34
 EXPERTS...............................................................   35
 REGISTRATION STATEMENT................................................   35
 LEGAL MATTERS.........................................................   35
 APPENDIX A ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND
   SURRENDER VALUES....................................................   36


                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                                HARTFORD LIFE INSURANCE COMPANY
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                           GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: Value used to determine certain Policy benefits and charges.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL SCHEDULED PREMIUM AND/OR SCHEDULED PREMIUMS: The amount of premiums selected by You within limits established under the Policy.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: Cash Value less all Indebtedness.

CASH VALUE: The Account Value less all remaining surrender charges, if any.

CODE: The Internal Revenue Code of 1986, as amended.

DATE OF ISSUE: The date from which the provisions governing the suicide and incontestability are measured.

DEATH BENEFIT: The Death Benefit Option in effect determines how the Death Benefit is calculated. The three Death Benefit Options provided are described in the Death Benefit section of this Prospectus.

DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness.

FACE AMOUNT: On the Policy Date, the Face Amount equals the initial Face Amount. Thereafter it may change in accordance with the terms of the Policy.

FIXED ACCOUNT: Portion of Account Value invested in Hartford's general account.

FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.


GUARANTEE PERIOD: The period, selected by You, from one to ten Policy Years, during which additional Policy guarantees are provided. Among these is the guarantee that if Scheduled Premiums are paid, the Death Benefit will be no less than the initial Face Amount regardless of the investment performance of the Sub-Accounts. See "Detailed Description of Policy Benefits and Provisions --Death Benefit -- Death Benefit Guarantee," page 14.


GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under the Policy through maturity, based on certain assumptions specified under the Federal securities laws. These assumptions include mortality charges based on the 1980 CSO Table, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in the Policy. For purposes of the Policy, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

HARTFORD (ALSO WE, US, OUR OR THE COMPANY): Hartford Life Insurance Company.

IN WRITING: In a written form satisfying to Us.

INDEBTEDNESS: The outstanding loan on the Policy, including any interest due or accrued.

INSURED: The person on whose life the Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on his/ her last birthday.

LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts are not subject to the investment experience of the Separate Account.

MATURITY DATE: The date on which the Policy will mature.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Located in Minneapolis, Minnesota.

NET PREMIUM: The amount of premium actually credited to the Account Value.

POLICY: The flexible premium variable life insurance contract issued by Hartford described in this Prospectus.

POLICY ANNIVERSARY: An anniversary of the Policy Date. Similarly, Policy Years are measured from the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER (ALSO YOU, YOUR): The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY SURPLUS: An amount which We calculate for each Policy Year during the Guarantee Period to determine whether or not payment of a Scheduled Premium is

HARTFORD LIFE INSURANCE COMPANY                                                5
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required and is calculated as described in "Policy Surplus" on page 15.

POLICY YEARS: Annual periods computed from the Policy Date.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SCHEDULED PREMIUM: Amount of premium shown on Your specifications.

SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL I"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford; in this case, "Separate Account VL I."

SUB-ACCOUNT: The subdivisions of the Separate Account.

TARGET ACCOUNT VALUE: The Account Value, determined at issue, that would result on each Policy Anniversary assuming all annual Scheduled Premiums were paid when due (including the one due on that anniversary for the next Policy Year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

UNSCHEDULED PREMIUMS: Any premium payment other than a Scheduled Premium
Payment.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                    SUMMARY

--------------------------------   THE POLICY


    The flexible premium variable life insurance Policies offered by this Prospectus are funded by the Fixed Account and Separate Account VL I, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Separate Account is presently comprised of 22 sub-accounts (the "Sub-Accounts" and each individually a "Sub-Account"), each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, the Net Premium will be allocated, to the Hartford Money Market Sub-Account. At a later date the values in the Hartford Money Market Sub-Account will be allocated to one or more of the Sub-Accounts or the Fixed Account as specified in the Policy Owner's application. This later date is the latest of 45 days after the application is signed, ten days after We receive the premium and the date We receive the final requirement to put the Policy in force. The Policies are credited with units ("Accumulation Units") in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer amounts invested among the Sub-Accounts and the Fixed Account subject to a transfer charge, if applicable. See "Detailed Description of Policy Benefits and Provisions --Transfers of Account Value," page 13.


    The Policies are first and foremost life insurance policies with death benefits, cash values, and other features traditionally associated with life insurance. The Policies are called "flexible premium" because, once the desired level and pattern of Death Benefits have been determined, a Policy Owner has considerable flexibility in the selection of the timing and amount of premium to be paid. The Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Cash Value will, and the Death Benefit may increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated. However, as long as the Policy remains in force, no partial withdrawals occur, and there are no requests to increase or decrease the Face Amount, the Death Benefit will never be less than the initial Face Amount. See "Detailed Description of Policy Benefit and Provisions -- Death Benefit," page 14.

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                             POLICY DESIGN OPTIONS

    The options in the Policy are structured to give a prospective purchaser and his or her sales agent the ability to select a Policy tailor-made for the purchaser's specific life insurance needs.

    The Policy options which provide such flexibility fall into four major categories:

1. Death Benefit Options -- These allow the Policy Owner to select various levels and patterns of Death Benefit payments.

2. Premium Options -- Once the Policy Owner has decided on the appropriate Death Benefit, he or she then has considerable flexibility in determining the desired premium schedule.

3. Guarantee Period Options -- The Policy Owner also has the ability to choose a Guarantee Period from one to ten years. During this period, additional contractual guarantees are provided. Among these is the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums selected by the Policy Owner are paid or provided for by favorable investment experience.

4. Investment Options -- The Policy Owner has the choice of allocating the Policy's Account Value among nine or less of the Policy's 23 investment options. These include the 22 variable Sub-Accounts and the Fixed Account.

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                                 DEATH BENEFIT


    The Policies provide for three Death Benefit options. These can be level and equal to the Face Amount, a Face Amount plus Return of Account Value Death Benefit or a Face Amount plus Return of Scheduled Premium Death Benefit. At the death of the Insured, we will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 14.


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                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.

    Prior to issue, You can choose the level of the Scheduled Premiums, within a range determined by Hartford based on the Face Amount of the Policy, the Insured's sex (except where unisex rates apply) and Issue Age, and the Insured's risk classification.

    During the Guarantee Period, Hartford will guarantee that the Policy will not lapse, regardless of the investment experience of the Funds, if You pay the Scheduled Premiums when due. In addition, Unscheduled Premium Payments are allowed during the Guarantee Period.

    Even if You do not pay all Scheduled Premiums due during the Guarantee Period, the Policy will stay in force as
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HARTFORD LIFE INSURANCE COMPANY                                                7
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long as the Policy Surplus exceeds any Indebtedness under the Policy.

    After the Guarantee Period, You may change Your Scheduled Premiums to any level You desire, and Unscheduled Premium Payments are still allowed. Once the Guarantee Period has expired, the Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts.

    No premium payment will be accepted which causes the Policy to not meet the tax qualification guidelines for life insurance under the Internal Revenue Code of 1986, as amended.


    There are circumstances, usually if a Policy Owner wants to refund future benefits in seven years or less, when the Policy may become a Modified Endowment Contract under federal tax law. If it does, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 32, for a discussion of the "seven pay test."


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                                GUARANTEE PERIOD

    The Guarantee Period selected by You will affect the benefits provided by the Policy. In general, the longer the Guarantee Period is, the higher the front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

a. a longer period during which Your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts,

b. a longer period during which Your current administrative fees are guaranteed (as a result, the longer the Guarantee Period is, the lower the guaranteed administrative fees are),

c. a longer period during which Your current cost of insurance rates are guaranteed (as a result, the longer the Guarantee Period is, the lower the guaranteed cost of insurance rates are),

d.  lower current cost of insurance rates,

e.  lower mortality and expense risk rates.

    In addition, if you choose a Guarantee Period longer than five years, You may be given the right to purchase additional coverage, subject to limitations, without any evidence of insurability. See "Supplemental Benefits," page 29.

    Due to the way the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of these charges on the Policy values without a sales illustration. Once a purchaser, in consultation with his or her sales agent, has decided on a combination of Policy features, (such as Face Amount, level of Scheduled Premiums, Guarantee Period, and the Issue Age and sex of Insured) the sales agent will provide that purchaser with an illustration which reflects the charges and benefits of that particular combination and a summary of Policy charges and fees. In addition, these illustrations are available for any allowable combination of benefits which a prospective purchaser may request.

    For more information concerning front-end sales loads, see page 18, surrender charges, see page 20, cost of insurance charges, see page 19, and mortality and expense risk charges, see page 19.

---------------------------------------------------
                             SEPARATE ACCOUNT VL I


    Separate Account VL I is a separate account established by Hartford pursuant to the insurance laws of the State of Connecticut and organized as a registered unit investment trust under the Investment Company Act of 1940. Separate Account VL I is presently comprised of 22 Sub-Accounts, each of which invests exclusively in one of the Funds. Each Hartford Fund is organized as a corporation under the laws of the State of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Putnam Funds are portfolios of Putnam Variable Trust (formerly named Putnam Capital Manager Trust), a Massachusetts business trust organized on September 24, 1987 that is an open-end, series investment company with multiple portfolios or funds registered under the Investment Company Act of 1940. The Fidelity VIP Funds are portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II, two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund, organized on November 13, 1981. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II, organized on March 21, 1988.


    Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies by the Commission. The shares of the Funds are sold to the Separate Account and to other separate accounts of Hartford or its affiliates which fund similar annuity or life insurance products.

    Currently, the Funds are Hartford Advisers Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Bond

8                                                HARTFORD LIFE INSURANCE COMPANY
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Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc.,
Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Stock Fund, Inc., and HVA Money Market Fund, Inc. (hereinafter the "Hartford Funds"), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, and Putnam VT Voyager Fund (hereinafter the "Putnam Funds"), and the VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio (hereinafter the "Fidelity VIP Funds"). Applicants should read the prospectus for each of the Funds accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of each of the Funds are as set forth in "Separate Account VL I," page 24.



    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), a wholly-owned subsidiary of Hartford. HL Advisors retains Wellington Investment Management, L.L.P. ("Wellington Management") as an investment sub-adviser with respect to certain of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with Hartford Investment Management Company, Inc. ("HIMCO") for the provision of investment services for certain of the Hartford Funds. The Putnam Funds are advised by Putnam Management, a subsidiary of Putnam Investments, Inc. The Fidelity VIP Funds are managed by Fidelity Management & Research Company. See "Separate Account VL I," page 24.


---------------------------------------------------
                                 FIXED ACCOUNT

    Premium payments and Cash Values allocated to the Fixed Account become part of the general assets of the Hartford. Hartford invests the assets of the general account in accordance with applicable law governing the investments of insurance company general accounts.

---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium to the Account Value, a deduction as a percentage of premium is made for the front-end sales load and premium taxes. The amount of each premium allocated to the Account Value is Your Net Premium.

---------------------------------------------------
                              FRONT-END SALES LOAD

    The front-end sales load portion of the premium deduction is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.

    The maximum front-end sales load percentages are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% in Policy Years 11 and later.

    For all Guarantee Periods, the maximum amount of premium paid in any Policy Year subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premium paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

    The actual schedule of front-end sales loads for any given Policy is specified in that Policy.

---------------------------------------------------
                           PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. These will be taken on a Pro Rata Basis from the Fixed Account and Sub-Accounts on each Monthly Activity Date.

    The Monthly Deduction Amount equals:

(a) the cost of insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus

(d) the monthly administrative fee, plus

(e) the mortality and expense risk charge.


    Hartford may also set up a provision for income taxes against the assets of the Separate Account. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Taxes," page 23, and "Federal Tax Considerations," page 31.


    For Policy Years one through twenty, the mortality and expense risk charge ranges from 1.40% annually for a Policy with a one-year Guarantee Period and decreases as the Guarantee Period gets longer to .60% on a Policy with a ten-year Guarantee Period. After the twentieth Policy Year, the mortality and expense risk charge for all Policies will equal .60% annually.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

    Prospective purchasers should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

---------------------------------------------------
                               SURRENDER CHARGES

    A contingent deferred sales load ("Surrender Charge") is assessed against the Account Value of a Policy if the Policy lapses or is surrendered during the first nine Policy Years. The amount of the Surrender Charge applicable during the first Policy Year is established by Hartford based on the premiums and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance law, the Surrender Charge decreases by an equal amount each Policy Year until it reaches zero during the tenth Policy Year.

    The actual schedule of Surrender Charges for any given Policy is set forth in that Policy. In addition, sales agents will provide, upon request, the schedule of Surrender Charges which would apply under any given circumstances.

---------------------------------------------------
                        LIMITS ON FRONT-END SALES LOADS
                             AND SURRENDER CHARGES

    Certain state insurance laws and regulations limit the front-end sales loads and Surrender Charges which can be assessed on these Policies. The front-end sales loads and Surrender Charges assessed in these Policies comply with these limitations.

    Front-end sales loads and Surrender Charges which cover expenses relating to the sale and distribution of the Policies may be reduced for certain sales of the Policies under circumstances which may result in savings of such sales and distribution expenses.

---------------------------------------------------
                                   CASH VALUE


    As with many other types of insurance policies, each Policy will have a cash value ("Cash Value"). The Cash Value of the Policy will increase or decrease to reflect the interest credited to the Fixed Account and Loan Account, investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Cash Value and the Policy Owner bears the risk of the investment in the Funds. See "Detailed Description of the Policy Benefits and Provisions -- Cash Values," page 12.


---------------------------------------------------
                                  POLICY LOANS

    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time a loan is requested, the Indebtedness (including the currently applied for loan) may not exceed 90% of the Cash Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 13.

---------------------------------------------------
                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. These charges are described herein. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Charges Against the Funds," page 22.



    The following table shows total fund operating expenses for the year ending December 31, 1996 for the Funds:



                                                            TOTAL FUND
                                  MANAGEMENT      OTHER      OPERATING
FUND NAME                            FEES       EXPENSES     EXPENSES
-------------------------------  ------------  -----------  -----------
Hartford Advisers Fund.........       0.615%       0.017%       0.632%
Hartford Bond Fund.............       0.490%       0.030%       0.520%
Hartford Capital Appreciation
 Fund..........................       0.629%       0.017%       0.646%
Hartford Dividend and Growth
 Fund..........................       0.709%       0.017%       0.726%
Hartford Index Fund............       0.374%       0.019%       0.393%
Hartford International
 Opportunities Fund............       0.691%       0.095%       0.786%
Hartford Mortgage Securities
 Fund..........................       0.424%       0.029%       0.453%
Hartford Stock Fund............       0.441%       0.016%       0.457%
HVA Money Market Fund..........       0.423%       0.021%       0.444%
Putnam VT Diversified Income
 Fund..........................        0.70%        0.13%        0.83%
Putnam VT Global Asset
 Allocation Fund...............        0.68%        0.15%        0.83%
Putnam VT Global Growth Fund...        0.60%        0.16%        0.76%
Putnam VT Growth and Income
 Fund..........................        0.49%        0.05%        0.54%
Putnam VT High Yield Fund......        0.68%        0.08%        0.76%
Putnam VT Money Market Fund
 (1)...........................        0.45%        0.10%        0.55%
Putnam VT New Opportunities
 Fund..........................        0.63%        0.09%        0.72%
Putnam VT U.S. Government and
 High Quality Bond Fund........        0.62%        0.07%        0.69%
Putnam VT Utilities Growth and
 Income Fund (2)...............        0.69%        0.09%        0.78%

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                            TOTAL FUND
                                  MANAGEMENT      OTHER      OPERATING
FUND NAME                            FEES       EXPENSES     EXPENSES
-------------------------------  ------------  -----------  -----------
Putnam VT Voyager Fund.........        0.57%        0.06%        0.63%
Fidelity VIP Equity-Income
 Portfolio.....................        0.51%        0.07%        0.58%
Fidelity VIP Overseas
 Portfolio.....................        0.76%        0.17%        0.93%
Fidelity VIP II Asset Manager
 Portfolio (3).................        0.64%        0.10%        0.74%


------------------------


(1) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus accompanying this Prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53%, respectively.



(2) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the management contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.



(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Absent these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.


---------------------------------------------------
                        THE RIGHT TO EXAMINE THE POLICY

    An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy within ten days after delivery of the Policy, or within 45 days after completion of the application, whichever is latest (subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

---------------------------------------------------
                         SURRENDER/CONTINUATION OPTIONS

    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may generally choose to have the Cash Surrender Value applied under one of the following options:

    OPTION A -- Surrender for Cash

    OPTION B -- Continue as Extended Term Insurance

    OPTION C -- Continue as Paid-Up Insurance


    See "Detailed Description of Policy Benefits and Provisions -- Surrender/Continuation Options", page 17.


---------------------------------------------------
                                TAX CONSEQUENCES


    The current federal tax law generally excludes all Death Benefit payments from the gross income of the Policy beneficiary. See "Federal Tax
Considerations," page 31.


---------------------------------------------------
                         DETAILED DESCRIPTION OF POLICY
                            BENEFITS AND PROVISIONS

--------------------------------    GENERAL

    This Prospectus describes a flexible premium variable life insurance policy where the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition, the Policy Owner can select a Guarantee Period, from one to ten years, during which additional guarantees are provided such as the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums are paid or are provided for by favorable investment experience. As stated below, Unscheduled Premium payments are also allowed.

---------------------------------------------------
                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    A significant feature of the Policy is that it gives You the ability to pay amounts greater or less than the Scheduled Premiums.

    Prior to issue, You can choose the level of the Scheduled Premiums, within a range determined by Hartford, based on the Face Amount of the Policy, the Insured's sex (except where unisex rates apply), age at issue, and the Insured's risk classification.

    During the Guarantee Period, Hartford will guarantee that the Policy will not lapse, regardless of the investment experience of the Funds, if You pay the Scheduled Premiums when due and the Indebtedness never exceeds the Cash Value. In addition, Unscheduled Premium payments are allowed during the Guarantee Period.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

    Even if You do not pay all Scheduled Premiums due during the Guarantee Period, the Policy will stay in force as long as the Policy Surplus exceeds the Indebtedness in the Policy.

    After the Guarantee Period, You may change your Scheduled Premiums to any level you desire, and Unscheduled Premium payments are still allowed. Once the Guarantee Period has expired, the Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts.


    See, also, "-- Lapse and Reinstatement," page 15, for more details.


SCHEDULED PREMIUMS


    You have the right to pay Scheduled Premiums annually, semiannually, quarterly, or monthly. The first Scheduled Premium is due on the Policy Date. During the Guarantee Period, each Scheduled Premium after the first is due at the expiration of the period for which the preceding Scheduled Premium was paid. A Scheduled Premium may be paid at any time prior to its due date, subject to the premium limitations set forth by the Internal Revenue Code (see "-- Premiums -- Premium Limitation," page 12.


    During the Guarantee Period, if all Scheduled Premiums are paid when due and if Indebtedness does not exceed the Cash Value, the Policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds.

    During the Guarantee Period, if You fail to pay a Scheduled Premium when due, and if, on the premium due date and for the rest of that Policy Year, the Policy Surplus exceeds the Indebtedness, payment of that Scheduled Premium will not be required in that year or in any future Policy Year. The Policy will not terminate due to this nonpayment. However, future Scheduled Premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed the Indebtedness in those future Policy Years. In addition, as is true with any premium, Your Account Value and Policy Surplus in future years will be larger if
 You make the premium payment than if  You do not.

    For example, to determine whether or not non-payment of a Scheduled Premium in the second Policy Year would result in a lapse, You would compare the actual Account Value on the first Policy Anniversary to the first Target Account Value. If the actual Account Value was equal to or greater than the Target Account Value and the Indebtedness remained less than this Policy Surplus, failure to pay any Scheduled Premiums due in the second Policy Year would not result in a lapse.

    After the Guarantee Period, the Company will send reminder notices for the Owner to pay Scheduled Premiums during the Insured's lifetime. Payment of the Scheduled Premium may not be sufficient to keep the Policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS

    Any premium We receive under the Policy in an amount different from the Scheduled Premium will be considered an Unscheduled Premium. Unscheduled Premiums of at least $50.00 can be made at any time while the Policy is in force.

ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Sub-Account on the later of the Policy Date or the date We receive the premium.

    The value in this Hartford Money Market Sub-Account will then be allocated to the Fixed Account and Sub-Accounts according to the premium allocation specified in the application on the latest of 45 days after the application is signed, ten days after We receive the premium and the date We receive the final requirement to put the Policy in force.

    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Fund Sub-Account.

    Upon written request, You may change the Net Premium allocation. Portions allocated to the Fixed Account and Sub-Accounts must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated to the Fixed Account and Sub-Accounts according to Your most recent instructions, subject to the following. The Account Value may be allocated to no more than nine of these. If We receive a premium and Your most recent allocation instructions would violate this requirement, We will allocate the Net Premium to the Fixed Account and Sub-Accounts according to Your previous premium allocation.

    The Policy Owner receives several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Policy Owner is shown in the Policy. And, each transactional confirmation received after a premium payment will show how that Net Premium has been allocated. In addition, each quarterly statement summarized the current premium allocation in effect for that Policy.

ACCUMULATION UNITS

    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to those Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to Hartford Money Market Sub-Account) and the

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

amount credited to the Fixed Account will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Fixed Account or Sub-Account. Each portion to be invested in a Sub-Account is then divided by the then Accumulation Unit Value of that particular Sub-Account next computed following receipt of the payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a Policy, e.g., with respect to determining Cash Value and Account Value and in connection with Policy loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment, will be made on the date the request or payment is received by Hartford at the National Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

PREMIUM LIMITATION

    If premiums are received which would cause the Policy to fail to meet the definition of a life insurance policy in accordance with the Internal Revenue Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within 60 days after the end of a Policy Year.

    Except for Scheduled Premiums that are required, a premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

---------------------------------------------------
                                  CASH VALUES

    As with traditional life insurance, each Policy will have a Cash Value. The Cash Value is equal to the Account Value less any remaining Surrender Charges. There is no minimum guaranteed Cash Value.

    The Account Value of a Policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, and the interest credited to the Fixed Account and Loan Account as well as the Monthly Deduction Amounts.


    The Account Value of a particular Policy is related to the net asset value of the Funds invested in by the Sub-Accounts, if any, to which Net Premiums on the Policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit Value of that Sub-Account and then summing the result for all the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed Account and Loan Account. The Cash Value is the Account Value minus any remaining Surrender Charge. The Cash Surrender Value which is the net amount available upon surrender of the Policy, is the Cash Value less any Indebtedness. See "-- Premiums -- Accumulation Unit Values," page 12.


AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    As long as the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner, whichever is later. The Cash Surrender Value equals the Cash Value less any Indebtedness. The Policy will terminate on the date of receipt of the written request, or the date the Policy Owner requests the surrender to be effective, whichever is later.

LOAD REFUND

    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value.

    The refund will be equal to the excess, if any, of the sum of the actual front-end sales load charged to-date plus the Surrender Charge assessed upon Surrender over:

1. the sum of 30% of payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; and

2.  9% of each payment made in excess of two Guideline Annual Premiums.

PARTIAL WITHDRAWALS


    After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is the Cash Surrender Value, less $1,000.00. Up to one (1) partial withdrawal is allowed per month, (i.e., between any successive Monthly Activity Dates). The Face Amount is reduced by the

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

amount of the Partial Withdrawal. Unless specified otherwise, the Partial Withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts. Currently, Hartford does not impose a partial withdrawal charge. However, Hartford reserves the right to impose a partial withdrawal charge of up to $50.

---------------------------------------------------
                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS

    Upon request and as long as the Policy is in effect, You may transfer amounts among the Fixed Account and Sub-Accounts. Transfers may be made by written request or by calling our National Service Center toll free at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requirements that callers provide certain identifying information for themselves ( if not the Policy Owner) and the Policy Owner. All transfer instructions by telephone are tape recorded.

    The amounts which may be transferred and the number of transfers will be limited by Our rules then in effect.

    Currently there are no restrictions on transfers other than those described below. There is no charge currently for the first four (4) transfers in any Policy Year. Each subsequent transfer is subject to a $25 Transfer Charge.

    We reserve the right at a future date to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers.

TRANSFERS TO OR FROM SUB-ACCOUNTS

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,

2. the Accumulation Unit Value for that Sub-Account on the Valuation Day, We receive Your request for transfer In Writing.

    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account. The increase will equal:

1.  the amount transferred divided by,

2. the Accumulation Unit Value for that Sub-Account determined on the Valuation Day, We receive Your request for transfer In Writing.

TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions above, transfers from the Fixed Account are subject to the following:

(a) the transfer must occur during the 30-day period following each Policy Anniversary; and

(b) if the Accumulated Value in Your Fixed Account exceeds $1,000, the amount transferred in any Policy Year may be no larger than 25% of the Accumulated Value in the Fixed Account on the date of transfer.

DOLLAR COST AVERAGING OPTION


    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose the DCA option, Net Premiums will be deposited into the Hartford Money Market Sub-Account. Each month, amounts will be withdrawn from that Sub-Account and allocated to the other investment options according to Your allocation instructions. The transfer date will be the monthly anniversary of Your first transfer under Your initial DCA election. The first transfer will commence within five (5) business days after Hartford receives Your initial election, either In Writing or by telephone subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Account is less than the amount You have elected to transfer, Your DCA program will end. You may also cancel Your DCA election by notice to Hartford In Writing or by calling Our National Service Center at 1-800-231-5453.


    The main objective of a DCA program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, DCA allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. A DCA program allows Policy Owners to take advantage of market fluctuations. However, it is important to understand that a DCA program does not assure a profit or protect against loss in a declining market. Policy Owners who choose the DCA option should be individuals who have the financial ability to continue making investments through periods of low price levels.

---------------------------------------------------
                                  POLICY LOANS

    As long as the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

designation of beneficiary is not irrevocable), a cash loan from Hartford. The total Indebtedness at the time of the new loan (including the accrued interest on prior loans plus the currently applied for loan) may not exceed 90% of the Cash Value.

    The amount of each loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

LOAN INTEREST

    Interest will accrue daily on the Indebtedness at the Policy Loan Interest Rate indicated in the Policy. The difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and Sub-Accounts to the Loan Account on each Monthly Activity Date.

CREDITED INTEREST


    Loan Accounts, other than those attributable to Preferred Loans (as described in the subsection entitled "Policy Loans -- Preferred Loan," on page
14), will be credited with interest in the following manner. During the first ten Policy Years, any amounts in the Loan Account will be credited with interest at a rate of 2% (in most states). For Policy Years eleven and beyond, the Loan Account will be credited with interest at a rate equal to 3% (in most states).


PREFERRED LOAN


    If, any time after the tenth Policy Anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan is available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For Policy Years eleven and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined on each Monthly Activity Date.


LOAN REPAYMENTS

    You can repay any part of or the entire Indebtedness at any time.

    The amount of loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS

    If total Indebtedness equals or exceeds the Cash Value, the Policy will terminate 61 days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient loan repayment if not made by the end of this 61 day period, the Policy will end without value.

EFFECT OF LOANS ON ACCOUNT VALUE

    A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Fixed Account and Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

---------------------------------------------------
                                 DEATH BENEFIT

    The Policies provide for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness. The Death Benefit depends on the Death Benefit Option selected by You.

DEATH BENEFIT OPTIONS

    There are three Death Benefit Options: the Level Death Benefit Option, the Return of Account Value Death Benefit Option and the Return of Premium Death Benefit Option. Subject to the Minimum Death Benefit described below, the Death Benefits under each option are:

1.  Under the Level Death Benefit Option, the Death Benefit is the Face Amount.

2. Under the Return of Account Value Death Benefit Option, the Death Benefit is the Face Amount plus the Account Value.

3. Under the Return of Premium Death Benefit Option, the Death Benefit is the Face Amount plus the sum of the Scheduled Premiums paid.

OPTION CHANGE

    After the Guarantee Period, You may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If that option change is elected, the Face Amount will become that amount available as a Death Benefit immediately prior to the option change.

DEATH BENEFIT GUARANTEE

    During the Guarantee Period, if all Scheduled Premiums are paid when due and if Indebtedness does not

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

exceed the Cash Value, the Policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds.

MINIMUM DEATH BENEFIT

    Notwithstanding the above, there is a minimum Death Benefit equal to the Account Value multiplied by a specified percentage. This percentage varies according to the Insured's Issue Age, Attained Age, sex (where unisex rates are not used), and insurance class and are specified in the Policy.

    EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding Indebtedness constitutes the Death Proceeds which We would pay to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000 multiplied by the specified percentage of 250%).

    All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters -- Payment Options," page 28.

INCREASES AND DECREASES IN FACE AMOUNT

    At any time after the Guarantee Period, You may request a change in the Face Amount by writing to Us.

    The minimum Face Amount for an increase or decrease will be based on Our rules then in effect.

    All requests to increase the Face Amount must be applied for on a new application and accompanied by the Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page provided that the deduction for the cost of insurance for the first month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive the request. The remaining Face Amount must not be less than Our minimum rules then in effect. Decreases will be applied:

(a) to the most recent increase; then

(b) successively to each prior increase; and then

(c) to the initial Face Amount.

    If You ask to decrease Your Face Amount below the initial Face Amount, We will deduct a portion of any remaining Surrender Charge from Your Account Value. This will be done on a Pro Rata Basis. Your Surrender Charge will be reduced by the same amount.

    The amount of the reduction will be equal to:

(a) the initial Face Amount minus the requested Face Amount, times

(b) the Surrender Charge on the date of the request to change the Face Amount, divided by

(c) the initial Face Amount.

    We reserve the right to limit the number of increases or decreases made under the Policy to no more than one in any 12 month period.

---------------------------------------------------
                              BENEFITS AT MATURITY

    If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is attained age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. On the Maturity Date, the Policy will terminate and Hartford will have no further obligations under the Policy.

---------------------------------------------------
                            LAPSE AND REINSTATEMENT

POLICY SURPLUS

    We use the Policy Surplus to determine whether or not a Policy will terminate if Scheduled Premiums are not paid when due. If the Policy Surplus is greater than zero for a Policy Year, the Scheduled Premiums may not be required. If, however, the Policy Surplus for a Policy Year during the Guarantee Period is zero, all Scheduled Premiums due in that year are required.

    Here is how We determine the Policy Surplus.

    The Policy Surplus for the first Policy Year is zero.

    The Policy Surplus for each subsequent Policy Year is (a) minus (b), but never less than zero where:

(a) is the Account Value at the end of the previous Policy Year; and

(b) is the Target Account Value for the previous Policy Year. The Target Account Values are shown in the Policy.

    Once determined for a given Policy Year, the Policy Surplus remains constant for the entire Policy Year.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

    During the Guarantee Period: If, on any given Monthly Activity Date the Policy Surplus for that Policy Year is zero or less than the Indebtedness, all Scheduled Premiums due in that Policy Year, on or before that date are required to keep the Policy in force. For any such required Scheduled Premium not paid on or before its due date, We will allow a grace period which ends 61 days after that Monthly Activity Date. During this time the Policy will continue in force. If any such required Scheduled Premium is not paid by the end of this grace period, the Policy will terminate except as provided under the non-forfeiture options or unless You have elected the Automatic Premium Loan Option and there is sufficient Cash Value to cover the amounts due.

    After the Guarantee Period: The Policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. The Company will mail the Policy Owner and any assignee written notice of the amount of premium that will be required to continue the Policy in force at least 61 days before the end of the grace period. The premiums required will be no greater then the amount required to pay three Monthly Deduction Amounts as of the day the grace period began. If that premium is not paid by the end of the grace period, the Policy will terminate.

REINSTATEMENT

    Prior to the death of the Insured, and unless the Policy has been surrendered for cash, the Policy may be reinstated prior to the Maturity Date, provided:

(a) You make Your request within five years;

(b) satisfactory evidence of insurability is submitted;

(c) You pay all overdue required Scheduled Premiums, if any; and

(d) if, at the time of reinstatement, the Guarantee Period has expired, and, if the amount paid in is insufficient to reinstate the Policy, sufficient premium must be paid to:

    (i) cover all Monthly Deduction Amounts that are due and unpaid during the grace period, and

    (ii) keep the Policy in force for three months after the date of reinstatement.

    The Face Amount of the reinstated Policy cannot exceed the Face Amount at the time of lapse. The Account Value on the reinstatement date will reflect:

(a) The Account Value at the time of termination; plus

(b) Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

(c) a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

    The Surrender Charges for the reinstated Policy will be the same as they would have been on the original Policy had no lapse and subsequent reinstatement taken place.

    Upon reinstatement, any Indebtedness at the time of termination must be repaid or carried over to the reinstated Policy.

AUTOMATIC PREMIUM LOAN OPTION

    If You elect this option, We will automatically process a Policy loan to pay any Scheduled Premium which is due and not paid by the end of its grace period following the due date. You may elect this option in the application or by requesting it In Writing while no Scheduled Premium is outstanding beyond its due date. In most states, Automatic Premium Loans will be treated as Preferred Loans.

    The Automatic Premium Loan Option will not be available if:

(a) You have revoked the election In Writing; or

(b) the loan amount needed to pay any unpaid Scheduled Premium would exceed the Cash Surrender Value on the most recent Scheduled Premium due date.

    In either instance, the surrender/continuation options will apply as of the end of the grace period.

    In most states, if You have outstanding Indebtedness pursuant to this option, Hartford will allow You to restore the Death Benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to this option. In such case, Hartford will not require You to provide evidence of insurability. To accomplish this removal of Indebtedness, Hartford will reduce Your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period, by the sum of the Policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of Your Policy as a result of this adjustment.

    If You have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and You have not previously elected to restore the Death Benefit at the end of a Guarantee Period as described above, Hartford will assume that You have elected to restore the Death Benefit at the end of the Guarantee Period then in effect. Hartford will notify You at least thirty days prior to the Policy Anniversary occurring at the end of such Guarantee Period that it will make such adjustment unless You instruct Hartford not to make this adjustment.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

---------------------------------------------------
                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY

    An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after delivery of the Policy to the Policy Owner, within 10 days of Hartford's mailing or personal delivery of a Notice of Right to Withdraw or within 45 days of completion of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the applicant, within seven days thereafter, the greater of the premium paid, less any Indebtedness, or the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions under the Policy or by the Funds for taxes, charges or fees.

    Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable life insurance policy offered by Us or an affiliate on the life of the Insured. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount ar risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as this Policy. An exchange of the Policy under these circumstances should be a tax-free transaction under Section 1035 of the Internal Revenue Code.

---------------------------------------------------
                         SURRENDER/CONTINUATION OPTIONS

    At any time prior to the Maturity Date, provided the Policy has a Cash Surrender Value, You may choose to have the Cash Surrender Value applied under one of the following options:

    OPTION A -- Surrender for Cash

    OPTION B -- Continue as Extended Term Insurance

    OPTION C -- Continue as Paid-Up Insurance

    In addition, if during the Guarantee Period:

(a) a Scheduled Premium which is required is not paid by the end of the grace period; and

(b) the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value,

    You may choose one of the above options. You may notify Us of Your choice In Writing within 61 days after the due date of the outstanding Scheduled Premium. In the absence of such notification, We will automatically apply the Cash Surrender Value to option B unless the insurance class shown in your Policy is "special" in which case the automatic option will be option C. If the Policy has no Cash Surrender Value, it will terminate at the end of the grace period.

    WHEN EFFECTIVE -- The effective date of this benefit will be the earlier of:

(a) the date We receive Your request; or

(b) the end of the grace period.

    When a surrender/continuation option becomes effective, all benefit riders attached to the Policy will terminate unless otherwise provided in the rider.

OPTION DESCRIPTIONS

    OPTION A -- Surrender for Cash

    If You choose this option, You must surrender the Policy to Us. We will pay You the Cash Surrender Value at the time of surrender, and Our liability under the Policy will cease.

    OPTION B -- Continue as Extended Term Insurance.

    This option is not available unless the insurance class shown in the Policy is "standard" or "preferred." If you choose this option, the extended term insurance Death Benefit will be the Death Benefit in effect on the effective date of the non-forfeiture benefit less any Indebtedness. The term period will begin on the effective date of this benefit and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the Insured's then Attained Age. At the end of that term period, Our liability under the Policy will cease. We will pay You any Cash Surrender Value not used to provide extended term insurance.

    OPTION C -- Continue as Paid-Up Insurance.

    If You choose this option, the Policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of the Policy as a net single premium as of the effective date of this benefit at the then Attained Age of the Insured. The Company reserves the right to require evidence of insurability or limit the amount of the benefit if the paid-up amount exceeds the Death Benefit in effect on the effective date of this benefit. We will pay You any Cash Surrender Value not used to provide paid-up insurance.

    If the Policy is continued under option B or option C above, the Cash Surrender Value available within 30 days after any Policy Anniversary will not be less than the Cash Value on such Policy Anniversary minus any Indebtedness.

---------------------------------------------------
                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policy on every Valuation Day.

    We will pay Death Proceeds, Cash Surrender Values, partial withdrawal proceeds, and loan amounts attributable to the Sub-Accounts within seven (7) days after We receive

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

all the information needed to process the payment unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission (SEC) or that the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not attributable to the Sub-Accounts for up to six months from the date on which we receive the request.

---------------------------------------------------
                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, an applicant may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period. Policies generally will be issued only on the lives of Insureds age 80 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date and Policy Years.

---------------------------------------------------
                      REDUCED CHARGES FOR ELIGIBLE GROUPS
    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics for the plan's members. The amount of reduction and the criteria for qualification will reflect in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in the Separate Account.

---------------------------------------------------
                          DEDUCTIONS FROM THE PREMIUM

    Before the allocation of the premium payment to the Account Value, a deduction as a percentage of premium is made for the front-end sales load and premium taxes. The amount of each premium allocated to the Account Value is Your Net Premium.

FRONT END SALES LOAD

    The front-end sales load portion of the premium deduction is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.

    The maximum front-end sales load percentages for Policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% in Policy Years 11 and later.

    For all Guarantee Periods, the maximum amount of premium paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premiums, the maximum amount of premium paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

    The actual schedule of front-end sales loads for any given Policy is specified in that Policy.

    Generally, the shorter the Guarantee Period, the lower the front-end sales loads. The levels range from those for the ten-year Guarantee Period cited above to 0% on a contract with a One Year Guarantee Period. However, there are other contractual charges that are lower for longer Guarantee Periods. See "Summary -- Guarantee Period," page 7, for a further description.


    For an example of the effect of Front-End Sales Loads, see "-- Deductions and Charges from the Account Value -- Examples of Front-End Sales Loads and Surrender Charges," page 20.


PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover premium-based taxes assessed against Hartford by a state or other governmental entity. This percentage will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

---------------------------------------------------
                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS

    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct an amount (the "Monthly Deduction Amount") from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

    The Monthly Deduction Amount equals:

(a) the charge for the cost of insurance; plus

(b) the charges for additional benefits provided by rider, if any; plus

(c) the charges for "special" insurance class rating, if any; plus

(d) the monthly administrative fee; plus

(e) the mortality and expense risk charge

    (a)COST OF INSURANCE CHARGE

       The charge for the cost of insurance is equal to:

        (i) the cost of insurance rate per $1,000; multiplied by

        (ii) the amount at risk; divided by

       (iii) $1,000

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

      The cost of insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. Hartford will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      Because the Account Value and the Death Benefit Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

    (b)RIDER CHARGE

      If the Policy includes riders, a charge is made applicable to the riders from the Account Value on each Monthly Activity Date.

      The charge applicable to these riders is to compensate Hartford for anticipated cost of providing these benefits and are specified on the applicable rider.

      The riders available are described on page 29 under "Supplemental Benefits" section.

    (c)SPECIAL CLASS CHARGE

      A charge for a special insurance class rating of the Insured may be made against the Account Value, if applicable. This charge is to compensate Hartford for the additional mortality risk associated with individuals in these classes.

    (d)
      MONTHLY ADMINISTRATIVE FEE AND OTHER EXPENSE CHARGES
       AGAINST SUB-ACCOUNTS

      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Policies. This charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, this charge is guaranteed never to exceed $12.00 per month. This charge covers the average expected cost for these expenses.

      In addition, in the first Policy Year, there is a monthly first year charge to compensate Hartford for the up-front costs to underwrite and issue a policy. This additional first year charge, subject to certain maximums, is equal to $8.33 per month plus an amount that varies by issue age and the initial Face Amount (IFA). This additional first Policy Year charge and the maximums are summarized in the chart below for some sample ages.

                                                     MAXIMUM MONTHLY
ISSUE AGE  ADDITIONAL FIRST YEAR MONTHLY CHARGE          AMOUNT
---------  ----------------------------------------  ---------------
   25      $8.33 plus $.0333 per $1,000 of IFA          $   50.00
   35      $8.33 plus $.0375 per $1,000 of IFA          $   54.17
   45      $8.33 plus $.0417 per $1,000 of IFA          $   62.50
   55      $8.33 plus $.0625 per $1,000 of IFA          $   62.50
   65      $8.33 plus $.0708 per $1,000 of IFA          $   62.50

    (e)MORTALITY AND EXPENSE RISK CHARGE


      A charge is made for mortality and expense risks assumed by Hartford. This charge is allocated to Hartford's general account. Hartford may profit from this charge. See, also, "-- Cash Values," page 12.


      The mortality and expense risk charge for any Monthly Activity Date is equal to:

    (i) the mortality and expense risk rate; multiplied by

    (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


      During the first twenty Policy Years, the longer the Guarantee Period, the lower the mortality and expense risk charge rate. Specifically, for Policy Years one through twenty, the mortality and expense risk charge rate ranges from 1.40% annually for a Policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a Policy with a ten-year Guarantee Period. After the twentieth Policy Year, it is expected that the mortality and expense risk charge rate for all Policies will equal .60%

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    annually. However, Hartford reserves the right to continue the mortality and expense risk charge rate at the level in effect during Policy Years one through twenty, except for Policies with a one year Guarantee Period, for which Hartford reserves the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods. See "Summary -- Guarantee Period," page 7, for a fuller description.



      The mortality risk assumed is that the actual cost of insurance charges specified in the Policy will be insufficient to meet actual claims. Hartford also assumes the risk of the Death Benefit Guarantee during the Guarantee Period. See "-- Death Benefit -- Death Benefit Guarantee," page 14. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.


      For Policies with a one-year Guarantee Period, Hartford also incurs an expense risk that the costs associated with distributing the Policies will be greater than the proceeds from any sales charges deducted under the Policies.

SURRENDER CHARGES

    A Surrender Charge is assessed against the Account Value of a Policy if the Policy lapses or is surrendered during the first nine Policy Years. The amount of the Surrender Charge applicable during the first Policy Year is established by Hartford based on the premiums paid during the first Policy Year and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance law, the Surrender Charge decreases by an equal amount each Policy Year until it reaches zero during the tenth Policy Year.

    Specifically, the maximum first year Surrender Charge under a Policy is equal to the sum of (i) a specified percentage of the Scheduled Premium up to the Guideline Annual Premium and (ii) 5% of the excess, of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage is which is used in the preceding calculation. This percentage is equal to 110% with respect to Policies with a ten-year Guarantee Period and decreases as the Guarantee Period chosen decreases to 10% for Policies with a one-year Guarantee Period. However, there are other contractual charges that are lower for longer Guarantee Periods. See "Summary -- Guarantee Period," page 7, for a fuller description.

    The actual schedule of Surrender Charges for any given Policy is set forth in that Policy. In addition, sales agents will provide, upon request, the schedule of Surrender Charges which would apply under any given circumstances.

    Generally, the total sales load under the Policy will not exceed 180% of the Guideline Annual Premium, or 9% of the sum of the Guideline Annual Premium that would be paid over a 20-year period. In cases where the anticipated life expectancy of the Insured named in the Policy is less than 20 years, the total sales load will not exceed 9% of the sum of the Guideline Annual Premiums for the shorter period.

    For an example of the effect of Surrender Charges, see "-- Examples of Front-End Sales Loads and Surrender Charges," below.

EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES


    An example of the actual front-end sales loads and Surrender Charge schedule as well as and the impact of the sales load refund, if any, (see "-- Cash Values -- Load Refund," page 12), for a Policy with a ten-year Guarantee Period is shown below. This example uses the same specific information (i.e., Issue Age,
Face Amount, premium level, etc.) as the illustration on page   of this
Prospectus.


Death Benefit Option:                    Level
Face Amount:                             $250,000
Guarantee Period:                        10 years
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Scheduled Premium:                       $4,000.00 per year
Guideline Annual Premium:                $4,819.38
Assumed Gross Annual Investment Return:  0%

    The "Total Cumulative Sales Load If Surrendered" column on the far right represents the sum of all loads which would have been assessed since the issue of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.

    This is:

a)  The sum of the Cumulative Front-End Sales Load, plus

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

b)  The actual Surrender Charge for that Policy Year, minus
c) The Sales Load Refund, if any, applicable to that Policy year. (See "-- Cash Values -- Load Refund," page 12.)

--------------------------------------------------------------------------------
     Additional Charges/Credits if Surrendered -- Ten Year Guarantee Period

                                   SURRENDER CHARGES
---------------------------------------------------------------------------------------
            CUMULATIVE                                                       TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL       SALES      CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER     LOAD     SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE      REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  ---------  --------------
    1            2,000        4,400       1,232       1,232       2,032         1,200
    2            2,440        3,911       4,074       3,911       4,590         1,791
    3            2,880        3,422       6,764       3,422           0         6,302
    4            3,320        2,933       9,345       2,933           0         6,253
    5            3,760        2,444      11,843       2,444           0         6,204
    6            4,200        1,956      14,274       1,956           0         6,156
    7            4,640        1,467      16,645       1,467           0         6,107
    8            5,080          978      18,971         978           0         6,058
    9            5,520          489      21,246         489           0         6,009
    10           5,960            0      23,456           0           0         5,960
    11           6,080            0      25,850           0           0         6,080

     *The Actual Surrender Charge assessed is the smaller of:

      a)  The contractual maximum surrender charge, or

      b)  Policy Year-End Account Value

    **Assumes a surrender of the Policy at the end of that Policy Year


    An example of the actual Front-End Sales Loads and Surrender Charge schedule as well as the impact of the sales load refund, if any, (see "-- Cash Values -- Load Refund," page 12) for a Policy with a one-year Guarantee Period is shown below. This example uses the same specific information (i.e., Issue Age, Face
Amount, premium level) as the illustration on page   of this Prospectus.


Death Benefit Option:                                Level
Face Amount:                                         $250,000
Guarantee Period:                                    1 Year
Charges Assumed:                                     Current
Issue Age/Sex/Class:                                 45/Male/Preferred
Scheduled Premium:                                   $4,000.00 per year
Guideline Annual Premium:                            $4,819.38
Assumed Hypothetical Gross Annual Investment
Return:                                              0%

    The "Total Cumulative Sales Load If Surrendered" column on the far right represents the sum of all loads which would have been assessed since the issue of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.

    This is:

a)  The sum of the Cumulative Front-End Sales Load, plus

b)  The Actual Surrender Charge for that Policy Year, minus


c) The Sales Load Refund, if any, applicable to that Policy Year. (See "-- Cash Values -- Load Refund," page 12.)

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Additional Charges/Credits if Surrendered -- One Year Guarantee Period

                                   SURRENDER CHARGES
---------------------------------------------------------------------------------------
            CUMULATIVE                                                       TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL       SALES      CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER     LOAD     SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE      REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  ---------  --------------
    1                0          400        3169         400           0           400
    2                0          355        6361         355           0           355
    3                0          311        9381         311           0           311
    4                0          267       12273         267           0           267
    5                0          222       15067         222           0           222
    6                0          178       17780         178           0           178
    7                0          133       20422         133           0           133
    8                0           89       23008          89           0            89
    9                0           44       25529          44           0            44
    10               0            0       27976           0           0             0
    11               0            0       30273           0           0             0

     *The Actual Surrender Charge assessed is the smaller of:

      a)  The contractual maximum surrender charge, or

      b)  Policy Year-End Account Value

    **Assumes a surrender of the Policy at the end of that Policy Year

CHARGES AGAINST THE FUNDS

    The investment advisers charge the Funds a daily investment management fee as compensation for services. The following Table shows the fee charged for each Fund available for investment by Policy Owners.


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
HARTFORD FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Hartford Capital Appreciation Fund, Inc.
  Hartford Advisers Fund, Inc.
  Hartford International Opportunities Fund, Inc.
  Hartford Dividend and Growth Fund, Inc..................................  .575% of the first $250 million of average net assets
                                                                            .525% of the next $250 million of average net assets
                                                                            .475% of the next $250 million of average net assets
                                                                            .425% of any amount over $1.0 billion
Hartford Bond Fund, Inc.
  Hartford Stock Fund, Inc................................................  .325% of the first $250 million of average net assets
                                                                            .300% of the next $250 million of average net assets
                                                                            .275% of the next $250 million of average net assets
                                                                            .250% of any amount over $1.0 billion
Hartford Index Fund, Inc..................................................  .20% of average net assets
Hartford Mortgage Securities Fund, Inc.
  HVA Money Market Fund, Inc..............................................  .25% of average net assets

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
PUTNAM FUNDS                                                                         PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
Putnam VT Diversified Income Fund
  Putnam VT Global Asset Allocation Fund
  Putnam VT High Yield Fund
  Putnam VT New Opportunities Fund
  Putnam VT Utilities Growth and Income Fund
  Putnam VT Voyager Fund..................................................  .70% of the first $500 million of average net assets
                                                                            .60% of the next $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $5 billion of average net assets
                                                                            .0475% of the next $5 billion of average net assets
                                                                            .455% of the next $5 billion of average net assets
                                                                            .44% of the next $5 billion of average net assets
                                                                            .43% of any excess thereafter
Putnam VT Money Market Fund...............................................  .45% of the first $500 million of average net assets
                                                                            .35% of the next $500 million of average net assets
                                                                            .30% of the next $500 million of average net assets
                                                                            .25% of the next $5 billion of average net assets
                                                                            .225% of the next $5 billion of average net assets
                                                                            .205% of the next $5 billion of average net assets
                                                                            .19% of the next $5 billion of average net assets
                                                                            .18% of any excess thereafter
Putnam VT Growth and Income Fund
  Putnam VT U.S. Government and High Quality Bond Fund....................  .65% of the first $500 million of average net assets
                                                                            .55% of the next $500 million of average net assets
                                                                            .50% of the next $500 million of average net assets
                                                                            .45% of the next $5 billion of average net assets
                                                                            .425% of the next $5 billion of average net assets
                                                                            .405% of the next $5 billion of average net assets
                                                                            .39% of the next $5 billion of average net assets
                                                                            .38% of any excess thereafter
Putnam VT Global Growth Fund..............................................  .60% of average net assets


                                                                                       ANNUAL INVESTMENT MANAGEMENT AS A
FIDELITY FUNDS                                                                       PERCENTAGE OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------  --------------------------------------------------------
VIP Equity-Income Portfolio...............................................  .52%
VIP Overseas Portfolio....................................................  .77%
VIP II Asset Manager Portfolio............................................  .72%


TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policy in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

---------------------------------------------------
                                  THE COMPANY


    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                             SEPARATE ACCOUNT VL I

--------------------------------    GENERAL

    The Separate Account is a separate account of Hartford established on September 18, 1992 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets for the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

---------------------------------------------------
                                     FUNDS


    The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. A Policy Owner may allocate Net Premiums among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with that allocation. There is no assurance that any Fund will achieve its stated objectives. Policy Owners are also advised to read the prospectus for each of the Funds accompanying this Prospectus for more detailed information.


HARTFORD FUNDS

 HARTFORD ADVISERS FUND, INC.


    Seeks maximum long term total rate of return consistent with prudent investment risk by investing in common stock and other equity securities, bonds and other debt securities, and money market instruments.


 HARTFORD BOND FUND, INC.


    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in each of the accompanying prospectuses for the Hartford Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies."


 HARTFORD CAPITAL APPRECIATION FUND, INC.


    Seeks growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD DIVIDEND AND GROWTH FUND, INC.


    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.


 HARTFORD INDEX FUND, INC.


    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*


 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.


    Seeks long-term total rate of return consistent with prudent investment risk through investment primarily in equity securities issued by non-U.S. companies.


 HARTFORD MORTGAGE SECURITIES FUND, INC.


    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.


 HARTFORD STOCK FUND, INC.


    Seeks long-term capital growth primarily through capital appreciation, with income as a secondary consideration, by investing primarily in equity securities.


 HVA MONEY MARKET FUND, INC.


    Seeks maximum current income consistent with liquidity and preservation of capital.


PUTNAM FUNDS

 PUTNAM VT DIVERSIFIED INCOME FUND


    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.


* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

 PUTNAM VT HIGH YIELD FUND


    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.


 PUTNAM VT MONEY MARKET FUND


    Seeks as high rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND


    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized security rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


 PUTNAM VT UTILITIES GROWTH AND INCOME FUND


    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.


 PUTNAM VT VOYAGER FUND


    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



FIDELITY VIP FUNDS



 FIDELITY VIP EQUITY-INCOME PORTFOLIO



    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Daily Stock Price Index of 500 Common Stocks.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



 FIDELITY VIP OVERSEAS PORTFOLIO



    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.


 FIDELITY VIP II ASSET MANAGER PORTFOLIO


    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds are a series of two diversified open-end management investment companies, each with multiple portfolios and organized as a Massachusetts business trust. The VIP Equity-Income Portfolio and the VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Products Fund II. Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund the Policies and other policies issued by Hartford or its affiliates as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither Hartford nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity policy owners, the Board of Directors intend for the Hartford Funds and the Board of Trustees for the Putnam Funds, and the Board of Trustees for the Fidelity Funds (collectively the "Board") to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Boards were to conclude that separate funds should be established for variable life and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of and other distributions to each Sub-Account of the Separate Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and both realized gains or losses on the assets of each Sub-Account of the Separate Account are therefore separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with Policy Owners directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days.

    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Policies. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to and consent of Policy Owners and without prior approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor which may fund the Policies.


    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectus for each of the Funds accompanying this Prospectus.


---------------------------------------------------
                               INVESTMENT ADVISER

HARTFORD FUNDS


    The investment adviser for each of the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, Connecticut 06115. HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds pursuant to an Investment Advisory Agreement entered into with each of these Funds, for which HL Advisors receives a fee.



    HL Advisors has entered into an investment services agreement with HIMCO, an affiliate of Hartford organized under Connecticut law, pursuant to which HIMCO provides certain investment services to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and HVA Money Market Fund.



    Wellington Management serves as the investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Opportunities Fund and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the accompanying prospectus for each of the Hartford Funds for a more complete description of HL Advisors, HIMCO and Wellington Management, and their respective fees.


PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, Massachusetts, 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate , Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


FIDELITY VIP FUNDS



    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("Fidelity Management"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts. Fidelity Management is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. Various Fidelity companies perform certain activities required to operate Variable Insurance Products Fund and Variable Insurance Products Fund II.


---------------------------------------------------
                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Premium payments and Cash Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the general account in accordance with applicable law governing the investments of insurance company general accounts.

    The Fixed Account Minimum Credited Rate is shown in the Policy. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the Fixed Account under the Policies. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate, however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.

---------------------------------------------------
                                 OTHER MATTERS

-------------------------------- VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the Indebtedness (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page
13) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.


    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by a Policy Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

---------------------------------------------------
                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and loans since the last report;

(c) the amount of any Indebtedness;

(d) notifications required by the provisions of the Policy; and

(e) any other information required by the insurance department of the state where the Policy was delivered

---------------------------------------------------
                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals.

---------------------------------------------------
                             MISSTATEMENT AS TO AGE

    If the age of the Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in the Policy.

---------------------------------------------------
                                PAYMENT OPTIONS

    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under options 2, 3 or 4 commence, no surrender of the Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Policies.

    FIRST OPTION -- Interest Income

    Payments of interest at the rate we declare, but not less than 3 1/2% per year, on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3 1/2% per year, is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

    FOURTH OPTION -- Life Income

   LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

   LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The Tables in the Policy provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the fourth option, the amount of each payment will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.

    The Table for the fourth option is based on the 1983 Individual Annuity Mortality Table set back one year and a net investment rate of 3.5% per annum. The Tables for the first, second and third options are based on a net investment rate of 3.5% per annum. Hartford may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

---------------------------------------------------
                                  BENEFICIARY

    The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

---------------------------------------------------
                                   ASSIGNMENT

    The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

---------------------------------------------------
                                   DIVIDENDS

    No dividends will be paid under the Policies.

---------------------------------------------------
                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits, which are subject to the restrictions and limitations set forth therein, may be included in a Policy.

---------------------------------------------------
                         DEDUCTION AMOUNT WAIVER RIDER

    Subject to certain age and underwriting restrictions, the Policy may include a Deduction Amount Waiver Rider. This rider provides for the waiver of the Policy's Monthly Deduction Amounts in the event of total disability prior to the Insured reaching Attained Age 65 and continuing for at least six months. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began. If this rider is added, the Monthly Deduction Amounts will be increased to include the charges for this rider.

---------------------------------------------------
                         ACCIDENTAL DEATH BENEFIT RIDER

    Subject to certain age and underwriting requirements, the Policy may include an Accidental Death Benefit Rider.

    This rider provides for an increase in the amount paid upon the death of the Insured if the death results from an accident.

    If this rider is added, the Monthly Deduction Amounts will be increased to include the charges for this rider.

---------------------------------------------------
                       INCREASE IN COVERAGE OPTION RIDER

    Subject to certain age and underwriting requirements, the Policy may include an Increase in Coverage Option Rider.

    This rider gives the Owner the guaranteed right to purchase a new flexible premium variable life insurance policy on the life of the Insured, without evidence of insurability, if certain conditions are met. These conditions include:

    1. the original Policy has been in force for five years,

    2. the Insured's Attained Age is less than 80, and

    3. the Account Value of the original Policy is sufficient to "pay-up" the policy under assumptions defined in the rider.

    The Face Amount of the new policy will be equal to the Face Amount times a percentage. This percentage depends on the Insured's age, sex (except where unisex rates are used), and insurance class. The Scheduled Premium fee for the new policy is based on the Scheduled Premium for the original policy.

---------------------------------------------------
                         MATURITY DATE EXTENSION RIDER


    We will extend the Maturity Date (the date on which the Policy will mature) to the date of the Insureds' death, regardless of the age of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 32.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        EXECUTIVE OFFICERS AND DIRECTORS


                                    POSITION WITH HARTFORD LIFE,            OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Wendell J. Bossen 63            Vice President, 1992**                 President (1992-Present), International Corporate Marketing
                                                                         Group, Inc.; Executive Vice President (1984-1992), Mutual
                                                                         Benefit.
Gregory A. Boyko 45             Vice President, 1995                   Vice President & Controller (1995-Present), Hartford; Chief
                                                                         Financial Officer (1994-1995), IMG American Life; Senior
                                                                         Vice President (1992-1994), Connecticut Mutual Life
                                                                         Insurance Company.
Peter W. Cummins 60             Vice President, 1989                   Vice President, Individual Annuity Operations
                                                                         (1989-Present), Hartford.
Ann M. deRaismes 46             Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                                                         (1992-1994); Director of Human Resources (1991-1997),
                                                                         Hartford.
Timothy M. Fitch 44             Vice President, 1995                   Actuary (1997-Present); Vice President (1995-Present);
                                Actuary, 1997                            Assistant Vice President (1993-1995); Director
                                                                         (1991-1993), Hartford.
Bruce D. Gardner 46             Vice President, 1996                   Vice President (1996-Present); General Counsel and Corporate
                                Director, 1994*                          Secretary (1991-1995), Hartford.
Joseph H. Gareau 50             Executive Vice President &             Senior Vice President & Chief Investment Officer
                                Chief Investment Officer, 1993           (1992-1993), Hartford; Senior Vice President and Chief
                                Director, 1993*                          Investment Officer (1992), Hartford Insurance Group.
J. Richard Garrett 52           Vice President, 1993                   Treasurer (1994-Present), Hartford; Treasurer (1977),
                                Treasurer, 1977                          Hartford Insurance Group.
John P. Ginnetti 51             Executive Vice President &             Senior Vice President, (1988-1994), Hartford.
                                Director, Asset Management
                                Services, 1994
                                Director, 1988
Lynda Godkin 43                 General Counsel, 1996                  Associate General Counsel and Corporate Secretary
                                Corporate Secretary, 1995                (1995-1996); Assistant General Counsel and Secretary
                                                                         (1994-1995); Counsel (1990-1994), Hartford.
Lois W. Grady 52                Vice President, 1993                   Assistant Vice President (1988-1993), Hartford.
David A. Hall 43                Senior Vice President &                Senior Vice President & Actuary (1992-Present), Hartford.
                                Actuary, 1992
Robert A. Kerzner 45            Vice President, 1994                   Vice President (1994-Present); Regional Vice President
                                                                         (1991-1994), Hartford.
Andrew W. Kohnke 48             Vice President, 1992                   Vice President (1992-Present); Assistant Vice President
                                                                         (1989-1992), Hartford.
Steven M. Maher 42              Vice President &                       Vice President & Actuary (1993-Present); Assistant Vice
                                Actuary, 1993                            President (1987), Hartford.
William B. Malchodi, Jr. 46     Vice President, 1994                   Vice President (1994-Present); Director of Taxes
                                Director of Taxes, 1992                  (1992-1997), Hartford Insurance Group.
Thomas M. Marra 38              Executive Vice President &             Senior Vice President & Director, Individual Life and
                                Director, Individual Life and            Annuity Division (1993-1996); Director of Individual
                                Annuity Division, 1996                   Annuities (1991-1993), Hartford.
                                Director, 1994*
Robert F. Nolan 42              Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Manager
                                                                         Public Relations (1986), Aetna Life and Casualty Insurance
                                                                         Company.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------


                                    POSITION WITH HARTFORD LIFE,            OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
          NAME, AGE                       YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
------------------------------  -------------------------------------  ------------------------------------------------------------
Joseph J. Noto 45               Vice President, 1989                   President, and Director (1994-Present), American Maturity
                                                                         Life Insurance Company.
Leonard E. Odell, Jr. 52        Senior Vice President, 1994            Senior Vice President (1994-Present); Vice President and
                                Director, 1994*                          Chief Actuary (1982-1994), Hartford.
Craig D. Raymond 36             Vice President, 1993                   Assistant Vice President (1992-1993); Actuary (1989-1994),
                                Chief Actuary, 1994                      Hartford.
Lowndes A. Smith 57             President & Chief Operating            President & Chief Operating Officer (1989-Present),
                                Officer, 1989                            Hartford.
                                Director, 1981*
Edward J. Sweeney 40            Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford.
Raymond P. Welnicki 48          Senior Vice President &                Senior Vice President & Director, Employee Benefit Division,
                                Director, Employee Benefit               (1994-Present) Vice President (1993-1994), Hartford; Board
                                Division, 1994                           of Directors, Ethix Corp.
                                Director, 1994*
Walter C. Welsh 50              Vice President, 1995                   Assistant Vice President (1993-1995), Hartford.
James J. Westervelt 50          Senior Vice President &                Senior Vice President & Group Controller (1994-Present);
                                Group Controller, 1994                   Vice President and Group Controller (1989-1994), Hartford
                                                                         Insurance Group.
Lizabeth H. Zlatkus 38          Vice President, 1994                   Vice President (1994-Present); Assistant Vice President
                                Director, 1994*                          (1992-1994), Hartford.

------------------------
 * Denotes date of election to Board of Directors.
** ITT Hartford Affiliated Company.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


---------------------------------------------------
                          DISTRIBUTION OF THE POLICIES


    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable Federal and State laws. Each Broker-Dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Policies. During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, agent commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, the agent commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. The sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the second Policy Anniversary.


---------------------------------------------------
                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the general account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

---------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS

--------------------------------    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

---------------------------------------------------
                 TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Accumulation Unit Values," page 12).


    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

---------------------------------------------------
                       INCOME TAXATION OF POLICY BENEFITS

    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the policy value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

---------------------------------------------------
                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.

    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a contract that is a MEC, an Owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.

---------------------------------------------------
                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Policy Owner was not the Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates of less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

---------------------------------------------------
                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.

---------------------------------------------------
                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

---------------------------------------------------
                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

---------------------------------------------------
                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    Legislation has recently been proposed which would limit certain of the tax advantages now afforded non-individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the status of this proposed legislation and its potential impact on the purchaser.

---------------------------------------------------
                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

---------------------------------------------------
                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

---------------------------------------------------
                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

---------------------------------------------------
                                    EXPERTS


    The audited consolidated financial statements and financial statement schedules included in this Prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the consolidated financial statements of Hartford Life Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in method of accounting for debt and equity securities as of January 1, 1994, as discussed in Note 2 of Notes to Consolidated Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, CT 06103.



    The hypothetical Policy illustrations have been approved by Ken A. McCullum, FSA, MAAA, Director of Individual Life Product Development, and are included in this Prospectus in reliance upon his opinion as to their reasonableness.


---------------------------------------------------
                             REGISTRATION STATEMENT

    A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policies.

---------------------------------------------------
                                 LEGAL MATTERS


    Legal matters in connection with the issue and sale of the flexible premium variable life insurance polices described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford Life Insurance Companies.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   APPENDIX A
                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The tables show how the Death Benefits, Account Values and Cash Surrender Values of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund were a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefits, Account Values and Cash Surrender Values would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. The tables assume that no Policy loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the Owner has not requested an increase or decrease in the Face Amount and that no fund transfers have been made in any Policy Year.

    The tables on pages 37 to 45 illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

    The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because these tables assume an investment management fee and other estimated Fund expenses totaling 0.70%. The 0.70% figure is based on an average of the current management fees and expenses of the available twenty-two Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.70%, will vary from year to year, and will depend on how the Account Value is allocated.

    As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the monthly charge to the Account for assuming mortality and expense risks, the monthly administrative charge, and the monthly mortality charge. All tables assume a charge of 2.00% for taxes attributable to premiums and reflect the fact that no charges against the Account are currently made for federal, state or local taxes attributable to the Policy.

    Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

    Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200            1,232          0***      250,000         1,232          0***      250,000
      2             8,610            4,074        163***      250,000         4,074        163***      250,000
      3            13,241            6,764      3,342         250,000         6,764      3,342         250,000
      4            18,103            9,345      6,411         250,000         9,345      6,411         250,000
      5            23,208           11,843      9,398         250,000        11,843      9,398         250,000
      6            28,568           14,274     12,318         250,000        14,274     12,318         250,000
      7            34,196           16,645     15,178         250,000        16,645     15,178         250,000
      8            40,106           18,971     17,994         250,000        18,971     17,994         250,000
      9            46,312           21,246     20,757         250,000        21,246     20,757         250,000
     10            52,827           23,456     23,456         250,000        23,456     23,456         250,000
     11            59,669           25,850     25,850         250,000        24,932     24,932         250,000
     12            66,852           28,102     28,102         250,000        26,215     26,215         250,000
     13            74,395           30,190     30,190         250,000        27,297     27,297         250,000
     14            82,314           32,117     32,117         250,000        28,157     28,157         250,000
     15            90,630           33,884     33,884         250,000        28,773     28,773         250,000
     16            99,361           35,385     35,385         250,000        29,115     29,115         250,000
     17           108,530           36,726     36,726         250,000        29,156     29,156         250,000
     18           118,156           37,906     37,906         250,000        28,850     28,850         250,000
     19           128,264           38,913     38,913         250,000        28,147     28,147         250,000
     20           138,877           39,747     39,740         250,000        26,999     26,999         250,000
     25           200,454           39,821     39,821         250,000        12,667     12,667         250,000
     35           279,043           30,239     30,239         250,000             0          0         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,032 IN YEAR ONE AND $4,753 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.


    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200            1,325          0***      250,000         1,325          0***      250,000
      2             8,610            4,435        523***      250,000         4,435        523**       250,000
      3            13,241            7,570      4,148         250,000         7,570      4,148         250,000
      4            18,103           10,778      7,845         250,000        10,778      7,845         250,000
      5            23,208           14,087     11,643         250,000        14,087     11,643         250,000
      6            28,568           17,519     15,563         250,000        17,519     15,563         250,000
      7            34,196           21,085     19,618         250,000        21,085     19,618         250,000
      8            40,106           24,808     23,830         250,000        24,808     23,830         250,000
      9            46,312           28,688     28,200         250,000        28,688     28,200         250,000
     10            52,827           32,722     32,722         250,000        32,722     32,722         250,000
     11            59,669           37,186     37,186         250,000        36,279     36,279         250,000
     12            66,852           41,760     41,760         250,000        39,852     39,852         250,000
     13            74,395           46,430     46,430         250,000        43,436     43,436         250,000
     14            82,314           51,207     51,207         250,000        47,017     47,017         250,000
     15            90,630           56,101     56,101         250,000        50,580     50,580         250,000
     16            99,361           61,026     61,026         250,000        54,103     54,103         250,000
     17           108,530           66,085     66,085         250,000        57,565     57,565         250,000
     18           118,156           71,290     71,290         250,000        60,934     60,934         250,000
     19           128,264           76,646     76,646         250,000        64,173     64,173         250,000
     20           138,877           82,162     82,162         250,000        67,247     67,247         250,000
     25           200,454          111,781    111,781         250,000        78,904     78,904         250,000
     35           279,043          145,617    145,617         250,000        77,492     77,492         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,125 IN YEAR ONE AND $5,113 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200            1,418          0***      250,000         1,418          0***      250,000
      2             8,610            4,807        895***      250,000         4,807        895***      250,000
      3            13,241            8,434      5,011         250,000         8,434      5,011         250,000
      4            18,103           12,372      9,438         250,000        12,372      9,438         250,000
      5            23,208           16,681     14,237         250,000        16,681     14,237         250,000
      6            28,568           21,420     19,464         250,000        21,420     19,464         250,000
      7            34,196           26,642     25,176         250,000        26,642     25,176         250,000
      8            40,106           32,417     31,440         250,000        32,417     31,440         250,000
      9            46,312           38,799     38,310         250,000        38,799     38,310         250,000
     10            52,827           45,843     45,843         250,000        45,843     45,843         250,000
     11            59,669           53,915     53,915         250,000        53,042     53,042         250,000
     12            66,852           62,773     62,773         250,000        60,901     60,901         250,000
     13            74,395           72,491     72,491         250,000        69,502     69,502         250,000
     14            82,314           83,181     83,181         250,000        78,929     78,929         250,000
     15            90,630           94,965     94,965         250,000        89,281     89,281         250,000
     16            99,361          107,905    107,905         250,000       100,668    100,668         250,000
     17           108,530          122,236    122,236         250,000       113,227    113,227         250,000
     18           118,156          138,131    138,131         250,000       127,109    127,109         250,000
     19           128,264          155,618    155,618         250,000       142,486    142,486         250,000
     20           138,877          174,773    174,773         250,000       159,244    159,244         250,000
     25           200,454          300,798    300,798         250,000       265,815    265,815         250,000
     35           279,043          495,973    495,973         250,000       420,068    420,068         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,218 IN YEAR ONE AND $5,485 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,466          0***      251,466         1,466          0***      251,466
      2             9,686            4,727        327***      254,727         4,727        327***      254,727
      3            14,896            7,820      3,970         257,820         7,820      3,970         257,820
      4            20,365           10,789      7,489         260,789        10,789      7,489         260,789
      5            26,109           13,660     10,910         263,660        13,660     10,910         263,660
      6            32,139           16,450     14,250         266,450        16,450     14,250         266,450
      7            38,471           19,164     17,514         269,164        19,164     17,514         269,164
      8            45,120           21,820     20,720         271,820        21,820     20,720         271,820
      9            52,101           24,409     23,859         274,409        24,409     23,859         274,409
     10            59,431           26,916     26,916         276,916        26,916     26,916         276,916
     11            67,127           29,621     29,621         279,621        28,603     28,603         278,603
     12            75,208           32,154     32,154         282,154        30,059     30,059         280,059
     13            83,694           34,487     34,487         284,487        31,276     31,276         281,276
     14            92,604           36,623     36,623         286,623        32,229     32,229         282,229
     15           101,959           38,562     38,562         288,562        32,897     32,897         282,897
     16           111,782           40,177     40,177         290,177        33,245     33,245         283,245
     17           122,096           41,593     41,593         291,593        33,246     33,246         283,246
     18           132,926           42,806     42,806         292,806        32,854     32,854         282,854
     19           144,297           43,803     43,803         293,803        32,020     32,020         282,020
     20           156,237           44,576     44,576         294,576        30,699     30,699         280,699
     25           225,511           43,527     43,527         293,527        15,404     15,404         265,404
     35           313,924           31,575     31,575         281,575             0          0               0

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,366 IN YEAR ONE AND $4,772 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,574          0***      251,574         1,574          0***      251,574
      2             9,686            5,141        741***      255,141         5,141        741***      255,141
      3            14,896            8,746      4,896         258,746         8,746      4,896         258,746
      4            20,365           12,432      9,132         262,432        12,432      9,132         262,432
      5            26,109           16,230     13,480         266,230        16,230     13,480         266,230
      6            32,139           20,158     17,958         270,158        20,158     17,958         270,158
      7            38,471           24,231     22,581         274,231        24,231     22,581         274,231
      8            45,120           28,468     27,368         278,468        28,468     27,368         278,468
      9            52,101           32,870     32,320         282,870        32,870     32,320         282,870
     10            59,431           37,428     37,428         287,428        37,428     37,428         287,428
     11            67,127           42,446     42,446         292,446        41,395     41,395         291,395
     12            75,208           47,558     47,558         297,558        45,332     45,332         295,332
     13            83,694           52,735     52,735         302,735        49,225     49,225         299,225
     14            92,604           57,982     57,982         307,982        53,045     53,045         303,045
     15           101,959           63,299     63,299         313,299        56,760     56,760         306,760
     16           111,782           68,557     68,557         318,557        60,328     60,328         310,328
     17           122,096           73,875     73,875         323,875        63,709     63,709         313,709
     18           132,926           79,251     79,251         329,251        66,842     66,842         316,842
     19           144,297           84,672     84,672         334,672        69,660     69,660         319,660
     20           156,237           90,127     90,127         340,127        72,095     72,095         322,095
     25           225,511          116,169    116,169         366,169        76,129     76,129         326,129
     35           313,924          136,250    136,250         386,250        55,925     55,925         305,925

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,474 IN YEAR ONE AND $5,186 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,681          0***      251,681         1,681          0***      251,681
      2             9,686            5,569      1,169***      255,569         5,569      1,169***      255,569
      3            14,896            9,736      5,886         259,736         9,736      5,886         259,736
      4            20,365           14,258     10,958         264,258        14,258     10,958         264,258
      5            26,109           19,198     16,448         269,198        19,198     16,448         269,198
      6            32,139           24,615     22,415         274,615        24,615     22,415         274,615
      7            38,471           30,567     28,917         280,567        30,567     28,917         280,567
      8            45,120           37,127     36,027         287,127        37,127     36,027         287,127
      9            52,101           44,349     43,799         294,349        44,349     43,799         294,349
     10            59,431           52,288     52,288         302,288        52,288     52,288         302,288
     11            67,127           61,337     61,337         311,337        60,253     60,253         310,253
     12            75,208           71,202     71,202         321,202        68,843     68,843         318,843
     13            83,694           81,939     81,939         331,939        78,112     78,112         328,112
     14            92,604           93,639     93,639         343,639        88,103     88,103         338,103
     15           101,959          106,404    106,404         356,404        98,865     98,865         348,865
     16           111,782          120,208    120,208         370,208       110,442    110,442         360,442
     17           122,096          135,290    135,290         385,290       122,884    122,884         372,884
     18           132,926          151,779    151,779         401,779       136,232    136,232         386,232
     19           144,297          169,809    169,809         419,809       150,523    150,523         400,523
     20           156,237          189,531    189,531         439,531       165,803    165,803         415,803
     25           225,511          318,535    318,535         568,535       259,241    259,241         509,241
     35           313,924          517,815    517,815         767,815       385,156    385,156         635,156

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,581 IN YEAR ONE AND $5,614 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,629          0***      254,500         1,629          0***      254,500
      2             9,686            4,916        844***      259,000         4,916        844***      259,000
      3            14,896            8,031      4,468         263,500         8,031      4,468         263,500
      4            20,365           11,016      7,962         268,000        11,016      7,962         268,000
      5            26,109           13,896     11,351         272,500        13,896     11,351         272,500
      6            32,139           16,688     14,652         277,000        16,688     14,652         277,000
      7            38,471           19,398     17,871         281,500        19,398     17,871         281,500
      8            45,120           22,041     21,023         286,000        22,041     21,023         286,000
      9            52,101           24,609     24,100         290,500        24,609     24,100         290,500
     10            59,431           27,086     27,086         295,000        27,086     27,086         295,000
     11            67,127           29,718     29,718         299,500        28,622     28,622         299,500
     12            75,208           32,159     32,159         304,000        29,885     29,885         304,000
     13            83,694           34,376     34,376         308,500        30,859     30,859         308,500
     14            92,604           36,367     36,367         313,000        31,507     31,507         313,000
     15           101,959           38,128     38,128         317,500        31,792     31,792         317,500
     16           111,782           39,511     39,511         322,000        31,663     31,663         322,000
     17           122,096           40,647     40,647         326,500        31,071     31,071         326,500
     18           132,926           41,525     41,525         331,000        29,940     29,940         331,000
     19           144,297           42,123     42,123         335,500        28,184     28,184         335,500
     20           156,237           42,423     42,423         340,000        25,714     25,714         340,000
     25           225,511           37,048     37,048         362,500             -          -               0
     35           313,924           14,078     14,078         385,000             0          0               0

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,361 IN YEAR ONE AND $5,595 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,746          0***      254,500         1,746          0***      254,500
      2             9,686            5,353      1,281***      259,000         5,353      1,281***      259,000
      3            14,896            8,995      5,432         263,500         8,995      5,432         263,500
      4            20,365           12,717      9,663         268,000        12,717      9,663         268,000
      5            26,109           16,548     14,003         272,500        16,548     14,003         272,500
      6            32,139           20,509     18,473         277,000        20,509     18,473         277,000
      7            38,471           24,612     23,085         281,500        24,612     23,085         281,500
      8            45,120           28,880     27,862         286,000        28,880     27,862         286,000
      9            52,101           33,312     32,803         290,500        33,312     32,803         290,500
     10            59,431           37,901     37,901         295,000        37,901     37,901         295,000
     11            67,127           42,921     42,921         299,500        41,837     41,837         299,500
     12            75,208           48,033     48,033         304,000        45,731     45,731         304,000
     13            83,694           53,210     53,210         308,500        49,564     49,564         308,500
     14            92,604           58,458     58,458         313,000        53,305     53,305         313,000
     15           101,959           63,777     63,777         317,500        56,916     56,916         317,500
     16           111,782           69,039     69,039         322,000        60,350     60,350         322,000
     17           122,096           74,366     74,366         326,500        63,557     63,557         326,500
     18           132,926           79,757     79,757         331,000        66,463     66,463         331,000
     19           144,297           85,202     85,202         335,500        68,986     68,986         335,500
     20           156,237           90,693     90,693         340,000        71,036     71,036         340,000
     25           225,511          117,175    117,175         362,500        70,404     70,404         362,500
     35           313,924          138,179    138,179         385,000        31,287     31,287         385,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,478 IN YEAR ONE AND $6,032 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH
  POLICY     AT 5% INTEREST       CASH        SURRENDER      DEATH         CASH        SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725            1,863          0***      254,500         1,863          0***      254,500
      2             9,686            5,805      1,733***      259,000         5,805      1,733***      259,000
      3            14,896           10,029      6,466         263,500        10,029      6,466         263,500
      4            20,365           14,611     11,557         268,000        14,611     11,557         268,000
      5            26,109           19,618     17,073         272,500        19,618     17,073         272,500
      6            32,139           25,111     23,075         277,000        25,111     23,075         277,000
      7            38,471           31,152     29,625         281,500        31,152     29,625         281,500
      8            45,120           37,815     36,797         286,000        37,815     36,797         286,000
      9            52,101           45,162     44,653         290,500        45,162     44,653         290,500
     10            59,431           53,252     53,252         295,000        53,252     53,252         295,000
     11            67,127           62,461     62,461         299,500        61,416     61,416         299,500
     12            75,208           72,536     72,536         304,000        70,272     70,272         304,000
     13            83,694           83,549     83,549         308,500        79,898     79,898         308,500
     14            92,604           95,617     95,617         313,000        90,367     90,367         313,000
     15           101,959          108,867    108,867         317,500       101,766    101,766         317,500
     16           111,782          123,335    123,335         322,000       114,191    114,191         322,000
     17           122,096          139,283    139,283         326,500       127,759    127,759         326,500
     18           132,926          156,899    156,899         331,000       142,593    142,593         331,000
     19           144,297          176,385    176,385         335,500       158,844    158,844         335,500
     20           156,237          197,974    197,974         348,109       176,698    176,698         340,000
     25           225,511          340,685    340,685         531,980       294,635    294,635         460,073
     35           313,924          561,701    561,701         791,523       466,175    466,175         656,912

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST TWO POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,596 IN YEAR ONE AND $6,484 IN YEAR TWO. THESE VALUES
      REFLECT FRONT-END SALES LOADS OF 50% IN YEAR 1, 11% IN YEARS 2 THROUGH 10
      AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE
      DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  POLICY    AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           4,200         3,151      2,751        250,000      3,151      2,751        250,000
      2           8,610         6,310      5,955        250,000      5,882      5,526        250,000
      3          13,241         9,282      8,971        250,000      8,494      8,183        250,000
      4          18,103        12,112     11,846        250,000     10,986     10,719        250,000
      5          23,208        14,831     14,609        250,000     13,352     13,130        250,000
      6          28,568        17,457     17,280        250,000     15,583     15,405        250,000
      7          34,196        20,000     19,867        250,000     17,671     17,538        250,000
      8          40,106        22,475     22,386        250,000     19,605     19,516        250,000
      9          46,312        24,875     24,831        250,000     21,371     21,327        250,000
     10          52,827        27,190     27,190        250,000     22,957     22,957        250,000
     11          59,669        29,346     29,346        250,000     24,350     24,350        250,000
     12          66,852        31,337     31,337        250,000     25,539     25,539        250,000
     13          74,395        33,140     33,140        250,000     26,518     26,518        250,000
     14          82,314        34,761     34,761        250,000     27,268     27,268        250,000
     15          90,630        36,200     36,200        250,000     27,768     27,768        250,000
     16          99,361        37,345     37,345        250,000     27,990     27,990        250,000
     17         108,530        38,313     38,313        250,000     27,908     27,908        250,000
     18         118,156        39,100     39,100        250,000     27,479     27,479        250,000
     19         128,264        39,698     39,698        250,000     26,656     26,656        250,000
     20         138,877        40,098     40,098        250,000     25,392     25,392        250,000
     25         200,454        40,788     40,788        250,000     11,227     11,227        250,000
     30         279,043        31,885     31,885        250,000         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ----------------------------------
  END OF     ACCUMULATED                     CASH                                  CASH
  POLICY    AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ---------   ----------   ---------
      1           4,200          3,361       2,961        250,000      3,361      2,961        250,000
      2           8,610          6,928       6,572        250,000      6,486      6,130        250,000
      3          13,241         10,507      10,196        250,000      9,669      9,358        250,000
      4          18,103         14,144      13,877        250,000     12,909     12,643        250,000
      5          23,208         17,869      17,647        250,000     16,203     15,980        250,000
      6          28,568         21,706      21,528        250,000     19,539     19,362        250,000
      7          34,196         25,664      25,531        250,000     22,913     22,780        250,000
      8          40,106         29,766      29,677        250,000     26,312     26,224        250,000
      9          46,312         34,008      33,964        250,000     29,726     29,681        250,000
     10          52,827         38,387      38,387        250,000     33,140     33,140        250,000
     11          59,669         42,835      42,835        250,000     36,543     36,543        250,000
     12          66,852         47,351      47,351        250,000     39,926     39,926        250,000
     13          74,395         51,916      51,916        250,000     43,282     43,282        250,000
     14          82,314         56,539      56,539        250,000     46,594     46,594        250,000
     15          90,630         61,226      61,226        250,000     49,844     49,844        250,000
     16          99,361         65,881      65,881        250,000     53,008     53,008        250,000
     17         108,530         70,614      70,614        250,000     56,062     56,062        250,000
     18         118,156         75,428      75,428        250,000     58,971     58,971        250,000
     19         128,264         80,327      80,327        250,000     61,692     61,692        250,000
     20         138,877         85,315      85,315        250,000     64,188     64,188        250,000
     25         200,454        116,776     116,776        250,000     73,949     73,949        250,000
     30         279,043        153,444     153,444        250,000     69,025     69,025        250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  POLICY    AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           4,200          3,571       3,171        250,000       3,571       3,171        250,000
      2           8,610          7,571       7,215        250,000       7,116       6,760        250,000
      3          13,241         11,834      11,523        250,000      10,945      10,634        250,000
      4          18,103         16,434      16,167        250,000      15,085      14,818        250,000
      5          23,208         21,434      21,212        250,000      19,560      19,338        250,000
      6          28,568         26,894      26,716        250,000      24,395      24,217        250,000
      7          34,196         32,870      32,736        250,000      29,619      29,486        250,000
      8          40,106         39,427      39,339        250,000      35,262      35,173        250,000
      9          46,312         46,621      46,577        250,000      41,358      41,313        250,000
     10          52,827         54,505      54,505        250,000      47,944      47,944        250,000
     11          59,669         63,082      63,082        250,000      55,066      55,066        250,000
     12          66,852         72,426      72,426        250,000      62,779      62,799        250,000
     13          74,395         82,603      82,603        250,000      71,152      71,152        250,000
     14          82,314         93,717      93,717        250,000      80,251      80,251        250,000
     15          90,630        105,877     105,877        250,000      90,156      90,156        250,000
     16          99,361        119,136     119,136        250,000     100,957     100,957        250,000
     17         108,530        133,714     133,714        254,356     112,762     112,762        250,000
     18         118,156        149,615     149,615        277,077     125,694     125,694        250,000
     19         128,264        166,878     166,878        301,046     139,896     139,896        252,371
     20         138,877        185,619     185,619        326,385     155,302     155,302        273,077
     25         200,454        318,737     318,737        497,708     256,840     256,840        401,056
     30         279,043        524,886     524,886        739,645     401,491     401,491        565,763



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)


                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  POLICY    AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           4,725         3,625      3,175        253,625      3,625      3,175        253,625
      2           9,686         7,241      6,841        257,241      6,802      6,402        256,802
      3          14,896        10,647     10,297        260,647      9,838      9,488        259,838
      4          20,365        13,890     13,590        263,890     12,731     12,431        262,731
      5          26,109        17,001     16,751        267,001     15,475     15,225        265,475
      6          32,139        19,999     19,799        269,999     18,057     17,857        268,057
      7          38,471        22,893     22,743        272,893     20,470     20,320        270,470
      8          45,120        25,701     25,601        275,701     22,700     22,600        272,700
      9          52,101        28,414     28,364        278,414     24,731     24,681        274,731
     10          59,431        31,020     31,020        281,020     26,548     26,548        276,548
     11          67,127        33,435     33,435        283,435     28,136     18,136        278,136
     12          75,208        35,652     35,652        285,652     29,484     29,484        279,484
     13          83,694        37,641     37,641        287,641     30,585     30,585        280,585
     14          92,604        39,408     39,408        289,408     31,415     31,415        281,415
     15         101,959        40,951     40,951        290,951     31,956     31,956        281,956
     16         111,782        42,138     42,138        292,138     32,176     32,176        282,176
     17         122,096        43,108     43,108        293,108     32,050     32,050        282,050
     18         132,926        43,855     43,855        293,855     31,535     31,535        281,535
     19         144,297        44,370     44,370        294,370     30,585     30,585        280,585
     20         156,237        44,645     44,645        294,645     29,159     29,159        279,159
     25         225,511        44,242     44,242        294,242     14,241     14,241        264,241
     30         313,924        32,894     32,894        282,894         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ----------------------------------
  END OF     ACCUMULATED                     CASH                                  CASH
  POLICY    AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ---------   ----------   ---------
      1           4,725          3,864       3,414        253,864      3,864      3,414        253,864
      2           9,686          7,943       7,543        257,943      7,491      7,091        257,491
      3          14,896         12,041      11,691        262,041     11,180     10,830        261,180
      4          20,365         16,201      15,901        266,201     14,928     14,628        264,928
      5          26,109         20,454      20,204        270,454     18,727     18,477        268,727
      6          32,139         24,820      24,620        274,820     22,565     22,365        272,565
      7          38,471         29,310      29,160        279,310     26,431     26,281        276,431
      8          45,120         33,946      33,846        283,946     30,307     30,207        280,307
      9          52,101         38,722      38,672        288,722     34,175     34,125        284,175
     10          59,431         43,629      43,629        293,629     38,014     38,014        288,014
     11          67,127         48,584      48,584        298,584     41,804     41,804        291,804
     12          75,208         53,575      53,575        303,575     45,525     45,525        295,525
     13          83,694         58,571      58,571        308,571     49,161     49,161        299,161
     14          92,604         63,571      63,571        313,571     52,683     52,683        302,683
     15         101,959         68,570      68,570        318,570     56,057     56,057        306,057
     16         111,782         73,426      73,426        323,426     59,242     59,242        309,242
     17         122,096         78,270      78,270        328,270     62,197     62,197        312,197
     18         132,926         83,090      83,090        333,090     64,860     64,860        314,860
     19         144,297         87,872      87,872        337,872     67,166     67,166        317,166
     20         156,237         92,601      92,601        342,601     69,048     69,048        319,048
     25         225,511        120,053     120,053        370,053     71,824     71,824        321,824
     30         313,924        141,905     141,905        391,905     50,165     50,165        300,165



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)



                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  POLICY    AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           4,725          4,103       3,653        254,103       4,103       3,653        254,103
      2           9,686          8,675       8,275        258,675       8,208       7,808        258,208
      3          14,896         13,551      13,201        263,551      12,636      12,286        262,636
      4          20,365         18,805      18,505        268,805      17,409      17,109        267,409
      5          26,109         24,501      24,251        274,501      22,553      22,303        272,553
      6          32,139         30,702      30,502        280,702      28,088      27,888        278,088
      7          38,471         37,464      37,314        287,464      34,040      33,890        284,040
      8          45,120         44,857      44,757        294,857      40,430      40,330        290,430
      9          52,101         52,932      52,882        302,932      47,282      47,232        297,282
     10          59,431         61,741      61,741        311,741      54,618      54,618        304,618
     11          67,127         71,264      71,264        321,264      62,468      62,468        312,468
     12          75,208         81,558      81,558        331,558      70,862      70,862        320,862
     13          83,694         92,663      92,663        342,663      79,841      79,841        329,841
     14          92,604        104,657     104,657        354,657      89,433      89,433        339,433
     15         101,959        117,623     117,623        367,623      99,670      99,670        349,670
     16         111,782        131,508     131,508        381,508     110,576     110,576        360,576
     17         122,096        146,542     146,542        396,542     122,182     122,182        372,182
     18         132,926        162,826     162,826        412,826     134,504     134,504        384,504
     19         144,297        180,469     180,469        430,469     147,552     147,552        397,552
     20         156,237        199,588     199,588        449,588     161,345     161,345        411,345
     25         225,511        336,127     336,127        586,127     248,835     248,835        498,835
     30         313,924        547,896     547,896        797,896     362,941     362,941        612,941



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)



                                      CURRENT CHARGES*                   GUARANTEED CHARGES**
               PREMIUMS      ----------------------------------   ----------------------------------
  END OF     ACCUMULATED                    CASH                                 CASH
  POLICY    AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ---------   ----------   ---------   ---------   ----------   ---------
      1           4,515         3,433      3,003        254,300      3,433      3,003        254,300
      2           9,256         6,857      6,475        258,600      6,416      6,034        258,600
      3          14,234        10,074      9,739        262,900      9,257      8,922        262,900
      4          19,460        13,127     12,840        267,200     11,951     11,664        267,200
      5          24,948        16,045     15,807        271,500     14,490     14,251        271,500
      6          30,711        18,850     18,659        275,800     16,861     16,670        275,800
      7          36,761        21,548     21,405        280,100     19,052     18,908        280,100
      8          43,114        24,157     24,061        284,400     21,044     20,949        284,400
      9          49,785        26,667     26,619        288,700     22,821     22,773        288,700
     10          56,789        29,065     29,065        293,000     24,359     24,359        293,000
     11          64,144        31,259     31,259        297,300     25,638     25,638        297,300
     12          71,866        33,240     33,240        301,600     26,637     26,637        301,600
     13          79,974        34,971     34,971        305,900     27,342     27,342        305,900
     14          88,488        36,453     36,453        310,200     27,719     27,719        310,200
     15          97,427        37,678     37,678        314,500     27,733     27,733        314,500
     16         106,814        38,493     38,493        318,800     27,336     27,336        318,800
     17         116,669        39,042     39,042        323,100     26,482     26,482        323,100
     18         127,018        39,312     39,312        327,400     25,097     25,097        327,400
     19         137,884        39,281     39,281        331,700     23,103     23,102        331,700
     20         149,293        38,932     38,932        336,000     20,411     20,411        336,000
     25         215,488        33,515     33,515        357,500         --         --             --
     30         299,971        10,674     10,674        379,000         --         --             --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)



                                       CURRENT CHARGES*                    GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ----------------------------------
  END OF     ACCUMULATED                     CASH                                  CASH
  POLICY    AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE       VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ---------   ----------   ---------
      1           4,515          3,660       3,230        254,300      3,660      3,230        254,300
      2           9,256          7,526       7,144        258,600      7,071      6,689        258,600
      3          14,234         11,401      11,066        262,900     10,533     10,198        262,900
      4          19,460         15,328      15,041        267,200     14,040     13,753        267,200
      5          24,948         19,336      19,097        271,500     17,585     17,346        271,500
      6          30,711         23,447      23,256        275,800     21,153     20,962        275,800
      7          36,761         27,673      27,529        280,100     24,732     24,589        280,100
      8          43,114         32,032      31,937        284,400     28,304     28,208        284,400
      9          49,785         36,522      36,475        288,700     31,847     31,779        288,700
     10          56,789         41,133      41,133        293,000     35,338     35,338        293,000
     11          64,144         45,780      45,780        297,300     38,753     38,753        297,300
     12          71,866         50,453      50,453        301,600     42,070     42,070        301,600
     13          79,974         55,119      55,119        305,900     45,268     45,268        305,900
     14          88,488         59,778      59,778        310,200     48,310     48,310        310,200
     15          97,427         64,426      64,426        314,500     51,159     51,159        314,500
     16         106,814         68,920      68,920        318,800     53,760     53,760        318,800
     17         116,669         73,388      73,388        323,100     56,061     56,061        323,100
     18         127,018         77,821      77,821        327,400     57,984     57,984        327,400
     19         137,884         82,202      82,202        331,700     59,439     59,439        331,700
     20         149,293         86,516      86,516        336,000     60,333     60,333        336,000
     25         215,488        111,491     111,491        357,500     54,169     54,169        357,500
     30         299,971        130,484     130,484        379,000      6,043      6,043        379,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM


    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)


                                       CURRENT CHARGES*                     GUARANTEED CHARGES**
               PREMIUMS      ------------------------------------   ------------------------------------
  END OF     ACCUMULATED                     CASH                                   CASH
  POLICY    AT 5% INTEREST    ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   --------------   ----------   -----------   ---------   ----------   -----------   ---------
      1           4,515          3,887       3,457        254,300       3,887       3,457        254,300
      2           9,256          8,223       7,840        258,600       7,754       7,372        258,600
      3          14,234         12,839      12,504        262,900      11,918      11,583        262,900
      4          19,460         17,808      17,521        267,200      16,402      16,115        267,200
      5          24,948         23,196      22,957        271,500      21,230      20,991        271,500
      6          30,711         29,063      28,872        275,800      26,421      26,230        275,800
      7          36,761         35,466      35,323        280,100      32,002      31,858        280,100
      8          43,114         42,475      42,379        284,400      37,995      37,899        284,400
      9          49,785         50,142      50,094        288,700      44,426      44,378        288,700
     10          56,789         58,522      58,522        293,000      51,322      51,322        293,000
     11          64,144         67,602      67,602        297,300      58,719      58,719        297,300
     12          71,866         77,450      77,450        301,600      66,657      66,657        301,600
     13          79,974         88,120      88,120        305,900      75,187      75,187        305,900
     14          88,488         99,708      99,708        310,200      84,357      84,357        310,200
     15          97,427        112,316     112,316        314,500      94,221      94,221        314,500
     16         106,814        125,951     125,951        318,800     104,835     104,835        318,800
     17         116,669        140,851     140,851        323,100     116,271     116,271        323,100
     18         127,018        157,166     157,166        327,400     128,600     128,600        327,400
     19         137,884        175,060     175,060        331,700     141,907     141,907        331,700
     20         149,293        194,718     194,718        342,384     156,300     156,300        336,000
     25         215,488        335,067     335,067        523,207     256,481     256,481        400,495
     30         299,971        552,426     552,426        778,452     402,823     402,823        567,640



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.



    THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              55

--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company and Subsidiaries:



We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.



As discussed in Note 2 of Notes to Consolidated Financial Statements, Hartford Life Insurance Company adopted a new accounting standard promulgated by the Financial Accounting Standards Board, changing its method of accounting, as of January 1, 1994, for debt and equity securities.



Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

56                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1996     1995     1994
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,705   $1,487   $1,100
   Net investment income...........................    1,397    1,328    1,292
   Net realized capital (losses) gains.............     (213)     (11)       7
                                                      ------   ------   ------
     Total Revenues................................    2,889    2,804    2,399
                                                      ------   ------   ------
 Benefits, Claims and Expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,535    1,422    1,405
   Amortization of deferred policy acquisition
    costs..........................................      234      199      145
   Dividends to policyholders......................      635      675      419
   Other insurance expenses........................      427      317      227
                                                      ------   ------   ------
     Total Benefits, Claims and Expenses...........    2,831    2,613    2,196
                                                      ------   ------   ------
   Income before income tax expense................       58      191      203
   Income tax expense..............................       20       62       65
                                                      ------   ------   ------
 Net income........................................   $   38   $  129   $  138
                                                      ------   ------   ------
                                                      ------   ------   ------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              57

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS


                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1996      1995
                                                      -------   -------
                                                        (IN MILLIONS
                                                        EXCEPT SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost $13,579 and $14,440).....   $13,624   $14,400
   Equity securities, available for sale, at fair
    value..........................................       119        63
   Policy loans, at outstanding balance............     3,836     3,381
   Mortgage loans, at outstanding balance..........         2       265
   Other investments, at cost......................        54       156
                                                      -------   -------
     Total investments.............................    17,635    18,265
   Cash............................................        43        46
   Premiums and amounts receivable.................       137       165
   Accrued investment income.......................       407       394
   Reinsurance recoverable.........................     6,066     6,221
   Deferred policy acquisition costs...............     2,760     2,188
   Deferred income tax.............................       474       420
   Other assets....................................       357       234
   Separate account assets.........................    49,690    36,264
                                                      -------   -------
     Total assets..................................   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 2,281   $ 2,373
   Other policyholder funds........................    22,134    22,598
   Other liabilities...............................     1,572     1,233
   Separate account liabilities....................    49,690    36,264
                                                      -------   -------
     Total liabilities.............................    75,677    62,468
                                                      -------   -------
 Stockholder's Equity
   Common stock, $5,690 par value, 1,000 shares
    authorized, issued and outstanding.............         6         6
   Capital surplus.................................     1,045     1,007
   Net unrealized capital gain (loss) on
    investments, net of tax........................        30       (57)
   Retained earnings...............................       811       773
                                                      -------   -------
     Total stockholder's equity....................     1,892     1,729
                                                      -------   -------
   Total liabilities and stockholder's equity......   $77,569   $64,197
                                                      -------   -------
                                                      -------   -------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

58                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                       NET UNREALIZED
                                                                        CAPITAL GAIN
                                                                         (LOSS) ON                       TOTAL
                                            COMMON      CAPITAL         INVESTMENTS,     RETAINED    STOCKHOLDER'S
                                            STOCK       SURPLUS          NET OF TAX      EARNINGS       EQUITY
                                            ------   --------------    --------------    --------    -------------
                                                                        (IN MILLIONS)
 Balance, December 31, 1993..............     $6         $  676            $  (5)          $516         $1,193
   Net income............................     --             --               --            138            138
   Dividends declared on common stock....     --             --               --            (10)           (10)
   Capital contribution..................     --            150               --             --            150
   Change in net unrealized capital loss
    on investments, net of tax(1)........     --             --             (649)            --           (649)
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1994..............      6            826             (654)           644            822
   Net income............................     --             --               --            129            129
   Capital contribution..................     --            181               --             --            181
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --              597             --            597
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1995..............      6          1,007              (57)           773          1,729
   Net income............................     --             --               --             38             38
   Capital contribution..................     --             38               --             --             38
   Change in net unrealized capital gain
    on investments, net of tax...........     --             --               87             --             87
                                              --
                                                         ------           ------         --------       ------
 Balance, December 31, 1996..............     $6         $1,045            $  30           $811         $1,892
                                              --
                                              --
                                                         ------           ------         --------       ------
                                                         ------           ------         --------       ------


------------------------

(1) The 1994 change in net unrealized capital loss on investments, net of tax, includes a gain of $91 due to the adoption of SFAS No. 115 as discussed in
    Note 2(b) of Notes to Consolidated Financial Statements.



The accompanying notes to consolidated financial statements are an integral part of the above statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              59

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                            FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------
                                              1996        1995        1994
                                            --------    --------    --------
                                                     (IN MILLIONS)
 Operating Activities
   Net income............................   $     38    $    129    $    138
   Adjustments to net income:
   Net realized capital losses (gains) on
    sale of investments..................        213          11          (7)
   Net amortization of premium on fixed
    maturities...........................         14          21          41
   Increase in deferred income taxes.....       (102)       (172)       (128)
   Increase in deferred policy
    acquisition costs....................       (572)       (379)       (441)
   Decrease (increase) in premiums and
    amounts receivable...................         10         (81)         10
   Increase in accrued investment
    income...............................        (13)        (16)       (106)
   (Increase) decrease in other assets...       (132)       (177)        101
   Decrease (increase) in reinsurance
    recoverable..........................        179         (35)         75
   (Decrease) increase in liability for
    future policy benefits...............        (92)        483         224
   Increase in other liabilities.........        477         281         191
                                            --------    --------    --------
     Cash provided by operating
      activities.........................         20          65          98
                                            --------    --------    --------
 Investing Activities
   Purchases of fixed maturity
    investments..........................     (5,747)     (6,228)     (9,127)
   Sales of fixed maturity investments...      3,459       4,845       5,713
   Maturities and principal paydowns of
    fixed maturity investments...........      2,693       1,741       1,931
   Net purchase of other investments.....       (107)       (871)     (1,338)
   Net sales (purchases) of short-term
    investments..........................         84         (24)        135
                                            --------    --------    --------
     Cash provided by (used for)
      investing activities...............        382        (537)     (2,686)
                                            --------    --------    --------
 Financing Activities
   Capital contribution..................         38          --         150
   Dividends paid........................         --          --         (10)
   Net (disbursements for) receipts from
    investment and universal life-type
    contracts (charged from) credited to
    policyholder accounts................       (443)        498       2,467
                                            --------    --------    --------
     Cash (used for) provided by
      financing activities...............       (405)        498       2,607
                                            --------    --------    --------
   Net (decrease) increase in cash.......         (3)         26          19
   Cash--beginning of year...............         46          20           1
                                            --------    --------    --------
 Cash--end of year.......................   $     43    $     46    $     20
                                            --------    --------    --------
                                            --------    --------    --------



The accompanying notes to consolidated financial statements are an integral part of the above statements.

60                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                                 (IN MILLIONS)


---------------------------------------------------

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS


    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"), a direct subsidiary of Hartford Accident and Indemnity Company, an indirect subsidiary of ITT Hartford Group, Inc. ("The Hartford"). Hartford Life was formed on December 13, 1996 and capitalized on December 16, 1996 with the contribution of all the outstanding common stock of HLA. On February 10, 1997, The Hartford, the ultimate parent of Hartford Life, announced its intention to sell up to 20% of Hartford Life during the second quarter of 1997. Management believes that this transaction will not have a material impact on the operations of the Company (See Note 11).



    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation)("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date (the transactions relating to such distribution are referred to herein as the "ITT Spin-off"). As a result of the ITT Spin-off, The Hartford became an independent, publicly traded company.



    The Company is a leading insurance and financial services company which provides: (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as corporate owned life insurance.



---------------------------------------------------

 2. SIGNIFICANT ACCOUNTING POLICIES


(A) BASIS OF PRESENTATION



    These financial statements present the financial position, results of operations and cash flows of the Company, and all material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated. The consolidated financial statements are prepared on a basis of generally accepted accounting principles which differ materially from the statutory accounting prescribed by various insurance regulatory authorities.



    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(B) CHANGES IN ACCOUNTING PRINCIPLES



    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This Issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.



    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.



    In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which is effective in 1996. As permitted by SFAS No. 123, the Company continues to measure compensation costs of employee stock option plans (relating to options on common stock of The Hartford) using the intrinsic value method prescribed by Accounting Principles Board Opinion No. 25. As of February 10, 1997, the Company had not adopted an employee stock compensation plan. Certain officers of the Company participate in The Hartford's stock option plan.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              61

--------------------------------------------------------------------------------


    Compensation costs allocated by The Hartford to the Company, as well as pro forma compensation costs as determined under SFAS No. 123, were immaterial to the results of operations for 1996 and 1995.



    Effective January 1, 1994, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The new standard requires, among other things, that securities be classified as "held-to-maturity", "available-for-sale" or "trading" based on the Company's intentions with respect to the ultimate disposition of the security and its ability to effect those intentions. The classification determines the appropriate accounting carrying value (cost basis or fair value) and, in the case of fair value, whether the fair value difference from cost, net of tax, impacts stockholder's equity directly or is reflected in the Consolidated Statements of Income. Investments in equity securities had previously been and continue to be recorded at fair value with the corresponding after-tax impact included in stockholder's equity. Under SFAS No. 115, the Company's fixed maturity investments are classified as "available-for-sale" and, accordingly, these investments are reflected at fair value with the corresponding impact included as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax." As with the underlying investment security, unrealized capital gains and losses on derivative financial instruments are considered in determining the fair value of the portfolios. The impact of adoption was an increase to stockholder's equity of $91 million. The Company's cash flows were not impacted by this change in accounting principle.



(C) REVENUE RECOGNITION



    Revenues for universal life policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.



(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS



    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.



(E) DEFERRED POLICY ACQUISITION COSTS



    Policy acquisition costs, including commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are reestimated and readjusted by a cumulative charge or credit to income.



(F) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES



    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.



(G) FOREIGN CURRENCY TRANSLATION



    Foreign currency translation gains and losses are reflected in stockholder's equity. Balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.



(H) INVESTMENTS



    The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper which are classified as "available-for-sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated as "Net unrealized capital gain (loss) on investments, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Policy and mortgage loans are each carried at their outstanding balance which approximates fair value. Investments in partnerships and trusts are carried at cost. Net realized capital gains (losses), after deducting the policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.



    The Company's accounting policy for impairment recognition requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, the Company has established specific criteria to be used in the

62                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


impairment evaluation of an individual portfolio of assets. Specifically, if the asset portfolio is supporting a runoff operation, is forced to be liquidated prior to maturity to meet liability commitments, and has fair value below amortized cost, which will not materially fluctuate as a result of future interest rate changes, then an other than temporary impairment condition has been determined to have occurred. Each individual security within that portfolio is evaluated to determine whether or not it is impaired. Once an impairment charge has been recorded, the Company then continues to review the individual impaired securities for appropriate valuation on an ongoing basis.



    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's closed block of guaranteed rate contracts ("Closed Book GRC") were impaired. With the initiation of certain hedge transactions, which eliminated the possibility that the fair value of the Closed Book GRC investments would recover to their current amortized cost, an other than temporary impairment loss of $88 after tax was determined to have occurred and was recorded.



(I) DERIVATIVE FINANCIAL INSTRUMENTS



    The Company uses a variety of derivative financial instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. The Company's accounting for derivative financial instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts," SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants Statement of Position 86-2, "Accounting for Options", and various EITF pronouncements. Written options are, in all cases, used in conjunction with other assets and derivatives as part of the Company's asset/liability management strategies. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivatives used to hedge fixed maturities or equities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity. Derivatives used to hedge other invested assets or liabilities are carried at cost.



    Derivatives must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivatives used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Interest rate swaps are the primary type of derivatives used to convert London interbank offered quotations for U.S. dollar deposits ("LIBOR") based variable rate instruments to fixed rate instruments. Synthetic instrument accounting, consistent with industry practice, provides that the synthetic asset is accounted for like the financial instrument it is intended to replicate. Derivatives which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.



    Gains or losses on financial futures contracts entered into in anticipation of the future receipt of product cash flows are deferred and, at the time of the ultimate purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the futures contracts are closed, except for futures used in duration hedging which are deferred and are adjusted into the cost basis on a quarterly basis. The adjustments to the cost basis are amortized into investment income over the remaining asset life.



    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are recorded at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.



    The cost of purchased options and/or premiums received on covered written options, entered into as part of an asset/liability management strategy, is/are adjusted into the cost basis of the underlying asset or liability and amortized over the remaining life of the hedge. Gains or losses on expiration or termination of the hedge are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life. The Company had no written options as of December 31, 1996 and 1995.



    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (an "anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized gain or loss.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              63

--------------------------------------------------------------------------------


    Premiums paid on purchased floor or cap agreements and the premium received on issued floor or cap agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.


    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52.



(J) RELATED PARTY TRANSACTIONS


    Transactions of the Company with HLA and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees and payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by Hartford Fire Insurance Company, an indirect subsidiary of The Hartford ("Hartford Fire"). Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on the type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by Hartford Fire were $40, $45 and $41 in 1996, 1995 and 1994, respectively. Management of the Company believes that the methods used are reasonable. In addition, the Company was charged its share of costs allocated to The Hartford by ITT prior to the ITT Spin-off, which were immaterial in 1995 and 1994. The Company had a receivable from The Hartford of $1 and a payable to The Hartford of $2 at December 31, 1996 and 1995, respectively.



    In 1996, the Company ceded approximately $33.3 billion of group life insurance in force and $318 million of disability premium to HLA and assumed $8.5 billion of individual life insurance in force from HLA.


    On June 30, 1995, the ownership of ITT Lyndon Insurance Company was transferred to the Company via a capital contribution of $181 million, representing the net assets of the company. Also, in 1996, the Company received a capital contribution of $37.5 million from its parent HLA.


(K) DIVIDENDS TO POLICYHOLDERS



    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 44%, 41%, and 43% in 1996, 1995, and 1994, respectively, of total life insurance in force.



---------------------------------------------------

 3. INVESTMENTS


(A) COMPONENTS OF NET INVESTMENT INCOME



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Interest income................  $   1,452  $   1,338  $   1,247
(Losses) income from other
 investments...................        (42)         1         54
                                 ---------  ---------  ---------
Gross investment income........      1,410      1,339      1,301
Less: Investment expenses......         13         11          9
                                 ---------  ---------  ---------
Net investment income..........  $   1,397  $   1,328  $   1,292
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                     YEAR ENDED DECEMBER 31,
                                 -------------------------------
                                   1996       1995       1994
                                 ---------  ---------  ---------
Fixed maturities...............  $    (201) $      23  $     (34)
Equity securities..............          2         (6)       (11)
Real estate and other..........         (4)       (25)        47
Less: (Increase) decrease in
 liability to policyholders for
 realized capital gains
 (losses)......................        (10)        (3)         5
                                 ---------  ---------  ---------
Net realized capital (losses)
 gains.........................  $    (213) $     (11) $       7
                                 ---------  ---------  ---------
                                 ---------  ---------  ---------



(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES



                                         YEAR ENDED DECEMBER 31,
                                   -----------------------------------
                                      1996         1995        1994
                                      -----        -----     ---------
Gross unrealized gains...........   $      13    $       4   $       2
Gross unrealized losses..........          (1)          (2)        (11)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses)........................          12            2          (9)
Deferred income tax liability
 (asset).........................           4            1          (3)
                                          ---          ---   ---------
Net unrealized capital gains
 (losses), after tax.............           8            1          (6)
Balance beginning of year........           1           (6)         (5)
                                          ---          ---   ---------
Change in net unrealized capital
 gains (losses) on investments...   $       7    $       7   $      (1)
                                          ---          ---   ---------
                                          ---          ---   ---------

64                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES


                                                                                                             YEAR ENDED DECEMBER
                                                                                                                     31,
                                                                                                             --------------------
                                                                                                               1996       1995
                                                                                                             ---------  ---------
Gross unrealized gains.....................................................................................  $     386  $     529
Gross unrealized losses....................................................................................       (341)      (569)
Unrealized (gains) losses credited to policyholders........................................................        (11)       (52)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses)......................................................................         34        (92)
Deferred income tax liability (asset)......................................................................         12        (34)
                                                                                                             ---------  ---------
Net unrealized capital gains (losses), after tax...........................................................         22        (58)
Balance beginning of year..................................................................................        (58)      (648)
                                                                                                             ---------  ---------
Change in net unrealized capital gains (losses) on investments.............................................  $      80  $     590
                                                                                                             ---------  ---------
                                                                                                             ---------  ---------


                                                                                                               1994
                                                                                                             ---------
Gross unrealized gains.....................................................................................  $     150
Gross unrealized losses....................................................................................     (1,185)
Unrealized (gains) losses credited to policyholders........................................................         37
                                                                                                             ---------
Net unrealized capital gains (losses)......................................................................       (998)
Deferred income tax liability (asset)......................................................................       (350)
                                                                                                             ---------
Net unrealized capital gains (losses), after tax...........................................................       (648)
Balance beginning of year..................................................................................        161
                                                                                                             ---------
Change in net unrealized capital gains (losses) on investments.............................................  $    (809)
                                                                                                             ---------
                                                                                                             ---------



(E) COMPONENTS OF FIXED MATURITIES INVESTMENTS


                                                                                                     AS OF DECEMBER 31, 1996
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     166   $      12  $      (3)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       1,970         161       (128)
States, municipalities and political subdivisions.............................................         373           6        (11)
International governments.....................................................................         281          12         (4)
Public utilities..............................................................................         877          12         (8)
All other corporate including international...................................................       4,656         120       (107)
All other corporate--asset-backed.............................................................       3,601          49        (59)
Short-term investments........................................................................       1,655          14        (21)
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  13,579   $     386  $    (341)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                     AS OF DECEMBER 31, 1995
                                                                                                ---------------------------------
                                                                                                               GROSS UNREALIZED
                                                                                                 AMORTIZED   --------------------
                                                                                                   COST        GAINS     LOSSES
                                                                                                -----------  ---------  ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............   $     502   $       4  $      (9)
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................       3,568         210       (387)
States, municipalities and political subdivisions.............................................         201           4         (3)
International governments.....................................................................         291          19         (4)
Public utilities..............................................................................         949          29         (2)
All other corporate including international...................................................       3,065          76        (55)
All other corporate--asset-backed.............................................................       5,056         187       (109)
Short-term investments........................................................................         808          --         --
                                                                                                -----------  ---------  ---------
    Total fixed maturities....................................................................   $  14,440   $     529  $    (569)
                                                                                                -----------  ---------  ---------
                                                                                                -----------  ---------  ---------


                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     175
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      2,003
States, municipalities and political subdivisions.............................................        368
International governments.....................................................................        289
Public utilities..............................................................................        881
All other corporate including international...................................................      4,669
All other corporate--asset-backed.............................................................      3,591
Short-term investments........................................................................      1,648
                                                                                                ---------
    Total fixed maturities....................................................................  $  13,624
                                                                                                ---------
                                                                                                ---------

                                                                                                  FAIR
                                                                                                  VALUE
                                                                                                ---------
U.S. government and government agencies and authorities (guaranteed and sponsored)............  $     497
U.S. government and government agencies and authorities (guaranteed and
 sponsored)--asset-backed.....................................................................      3,391
States, municipalities and political subdivisions.............................................        202
International governments.....................................................................        306
Public utilities..............................................................................        976
All other corporate including international...................................................      3,086
All other corporate--asset-backed.............................................................      5,134
Short-term investments........................................................................        808
                                                                                                ---------
    Total fixed maturities....................................................................  $  14,400
                                                                                                ---------
                                                                                                ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              65

--------------------------------------------------------------------------------


    The amortized cost and fair value of fixed maturities at December 31, 1996, by maturity, are shown below. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of such securities. These estimates are developed using prepayment speeds reported in broker consensus data and can be expected to vary from actual experience. Expected maturities differ from contractual maturities due to call or prepayment provisions.



         MATURITY           AMORTIZED COST  FAIR VALUE
--------------------------  --------------  -----------
One year or less..........    $    2,632     $   2,642
Over one year through five
 years....................         5,871         5,928
Over five years through
 ten years................         3,320         3,311
Over ten years............         1,756         1,743
                                 -------    -----------
    Total.................    $   13,579     $  13,624
                                 -------    -----------
                                 -------    -----------



    Sales of fixed maturities excluding short-term fixed maturities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $3,459, $4,848 and $5,708, respectively, resulting in gross realized capital gains of $87, $91 and $71, respectively, and gross realized capital losses (including investment writedowns) of $298, $72 and $100, respectively, not including policyholder gains and losses. Sales of equity securities for the years ended December 31, 1996, 1995 and 1994 resulted in proceeds of $74, $64 and $159, respectively, resulting in gross realized capital gains of $2, $28 and $3, respectively, and gross realized capital losses of $0, $59 and $14, respectively, not including policyholder gains and losses.



(F) CONCENTRATION OF CREDIT RISK



    As of December 31, 1996, the Company had a reinsurance recoverable of $3.8 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $3.8 billion (including policy loans of $3.3 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. Excluding investments in U.S. government and agencies, the Company has no other significant concentrations of credit risk in fixed maturities.



(G) DERIVATIVE INVESTMENTS



    Derivatives play an important role in facilitating the management of interest rate risk, creating opportunities to fund product obligations hedging against indexation risks that affect the value of certain liabilities and adjusting broad investment risk characteristics when dictated by significant changes in market risks. As an end user of derivatives, the Company uses a variety of derivative financial instruments, including swaps, caps, floors, forwards and exchange traded financial futures and options in order to hedge exposure to price, foreign currency and/or interest rate risk on anticipated investment purchases or existing assets and liabilities. The notional amounts of derivative contracts represent the basis upon which pay and receive amounts are calculated and are not reflective of credit risk for derivative contracts. Credit risk for derivative contracts is limited to the amounts calculated to be due to the Company on such contracts. The Company believes it maintains prudent policies regarding the financial stability and credit standing of its major counterparties and typically requires credit enhancement provisions to further limit its credit risk. Many of these derivative contracts are bilateral agreements that are not assignable without the consent of the relevant counterparty. Notional amounts pertaining to derivative financial instruments totaled $9.9 billion and $8.8 billion at December 31, 1996 and 1995, respectively ($7.4 billion and $7.1 billion related to life insurance investments and $2.5 billion and $1.7 billion related to life insurance liabilities at December 31, 1996 and 1995, respectively).

66                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


    The following table summarizes the Company's derivatives, segregated by major categories, as of December 31, 1996 and 1995:


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1996                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,242   $     500    $   2,454     $      --
Inverse floaters(a).....................................................        352          98          856            --
Anticipatory(g).........................................................         --          --           --           132
Other bonds and notes...................................................      7,369         425          440             5
Short-term investments..................................................        661          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     13,624       1,023        3,750           137
Equity securities, policy loans and other investments...................      4,011          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  17,635   $   1,023    $   3,750     $     137
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (10)   $      35     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                             AMOUNTS HEDGED (NOTIONAL AMOUNTS) (EXCLUDING
                                                                                          LIABILITY HEDGES)
                                                                          --------------------------------------------------
                                                                                                   PURCHASED
                                                                            TOTAL    ISSUED CAPS   OPTIONS,
                                                                          CARRYING        &         CAPS &
1995                                                                        VALUE     FLOORS(C)    FLOORS(D)    FUTURES(E)
------------------------------------------------------------------------  ---------  -----------  -----------  -------------
Asset-backed securities (excluding inverse floaters and anticipatory)...  $   5,764   $     118    $   3,133     $     322
Inverse floaters(a).....................................................        711         560          354             6
Anticipatory(g).........................................................         --          --           --           213
Other bonds and notes...................................................      7,118          33           66           322
Short-term investments..................................................        807          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total fixed maturities..............................................     14,400         711        3,553           863
Equity securities, policy loans and other investments...................      3,865          --           --            --
                                                                          ---------  -----------  -----------        -----
    Total investments...................................................  $  18,265   $     711    $   3,553     $     863
                                                                          ---------  -----------  -----------        -----
                                                                          ---------  -----------  -----------        -----
    Total derivatives-fair value(b).....................................              $     (32)   $      46     $      --
                                                                                     -----------  -----------        -----
                                                                                     -----------  -----------        -----


                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1996                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     941    $      --    $   3,895
Inverse floaters(a).....................................................         346           --        1,300
Anticipatory(g).........................................................          --           --          132
Other bonds and notes...................................................       1,079          125        2,074
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       2,366          125        7,401
Equity securities, policy loans and other investments...................          19           --           19
                                                                          -----------       -----   -----------
    Total investments...................................................   $   2,385    $     125    $   7,420
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $     (25)   $      (9)   $      (9)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------

                                                                           INTEREST      FOREIGN       TOTAL
                                                                             RATE       CURRENCY     NOTIONAL
1995                                                                       SWAPS(H)     SWAPS(F)      AMOUNT
------------------------------------------------------------------------  -----------  -----------  -----------
Asset-backed securities (excluding inverse floaters and anticipatory)...   $     290    $      --    $   3,863
Inverse floaters(a).....................................................         681           --        1,601
Anticipatory(g).........................................................          25           --          238
Other bonds and notes...................................................         757          187        1,365
Short-term investments..................................................          --           --           --
                                                                          -----------       -----   -----------
    Total fixed maturities..............................................       1,753          187        7,067
Equity securities, policy loans and other investments...................          18           --           18
                                                                          -----------       -----   -----------
    Total investments...................................................   $   1,771    $     187    $   7,085
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------
    Total derivatives-fair value(b).....................................   $    (108)   $     (24)   $    (118)
                                                                          -----------       -----   -----------
                                                                          -----------       -----   -----------


------------------------

(a) Inverse floaters are variations of collateralized mortgage obligations ("CMOs") for which the coupon rates move inversely with an index rate such as LIBOR. The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps and purchased caps and floors.


(b) The fair value of derivative instruments including swaps, caps, floors, futures, options and forward commitments, was determined using a pricing model which is validated through quarterly comparison to dealer quoted market prices, for 1996 and dealer quoted prices for 1995.


(c) The 1996 data includes issued caps of $433 with a weighted average strike rate of 8.21% (ranging from 7.0% to 9.5%) and over 93% maturing in 2000 through 2005. In addition, issued floors totaled $590, had a weighted average strike rate of 5.17% (ranging from 5.00% to 7.85%) with all of them maturing by the end of 2005. The 1995 data includes issued caps of $475 with a weighted average strike rate of 8.5% (ranging from 7.0% to 10.4%) and over 85% maturing in 2000 through 2004. In addition, issued floors totaled $236, had a weighted average strike rate of 8.1% (ranging from 5.3% to 10.9%) and mature through 2007, with 76% maturing by 2004.


(d) The 1996 data includes purchased floors of $2.4 billion and purchased caps of $1.3 billion. The floors had a weighted average strike rate of 5.84% (ranging from 3.70% to 7.85%) and over 87% mature in 1997 through 1999. The options mature in 1997. The caps had a weighted average strike rate of 7.59% (ranging from 4.40% to 10.125%) and over 76% mature in 1997 through 2001. The 1995 data includes purchased floors of $1.8 billion and purchased caps of $1.7 billion. The floors had a weighted average strike price of 5.8% (ranging from 3.7% to 6.8%) and over 85% mature in 1997 through 1999. The caps had a weighted average strike price of 7.5% (ranging from 4.5% and 10.1%) and over 82% mature in 1997 through 1999.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              67

--------------------------------------------------------------------------------


(e) As of December 31, 1996 and 1995, over 39% and 95%, respectively, of the notional futures contracts, expire within one year.


(f) As of December 31, 1996 and 1995, over 42% and 25%, respectively, of the Company's foreign currency swaps, expire within one year; the balance mature over the succeeding 4 to 5 years.


(g) Deferred gains and losses on anticipatory transactions are included in the carrying value of bond investments in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1996, the Company had $1 million in net deferred gains for futures, interest rate swaps and purchased options. The Company expects to basis adjust $1 million of the deferred gains in 1997. At December 31, 1995, the Company had $5.3 million in net deferred gains for futures, interest rate swaps and purchased options.


(h) The following table summarizes the maturities by notional value of interest rate swaps outstanding at December 31, 1996 and 1995, and the related weighted average interest pay rate or receive rate. The variable rates represent spot rates (primarily 90 day LIBOR), as of December 31, 1996 and 1995. Such variable rates have been calculated assuming that the spot rates remain unchanged throughout the life of the interest rate swaps.


1996                                                             1997         1998         1999         2000         2001
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $--         $50          $125          $35         $125
    Weighted Average Pay Rate                                         --          5.7 %        5.9 %        5.5 %        5.5%
    Weighted Average Receive Rate                                     --          3.2 %         --          6.5 %        6.4%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $86          $25         $486          $74         $582
    Weighted Average Pay Rate                                        7.5 %         --          6.4 %        6.7 %        7.0%
    Weighted Average Receive Rate                                    5.6 %         --          5.6 %        5.7 %        6.2%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $19          $15          $--         $200          $--
    Weighted Average Pay Rate                                        5.9 %        5.7 %         --          6.4 %         --
    Weighted Average Receive Rate                                    3.7 %        5.5 %         --          5.0 %         --
    Total Interest Rate Swaps                                       $105          $90         $611         $309         $707
    Total Weighted Average Pay Rate                                  7.2 %        5.7 %        6.3 %        6.4 %        6.7%
    Total Weighted Average Receive Rate                              5.2 %        3.8 %        4.3 %        5.4 %        6.3%


1995                                                             1996         1997         1998         1999         2000
------------------------------------------------------------  -----------  -----------  -----------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                  $15           $50          $--         $453          $31
    Weighted Average Pay Rate                                        5.0 %        7.2 %         --          8.1 %        7.1%
    Weighted Average Receive Rate                                    5.8 %        5.9 %         --          5.8 %        5.7%
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                  $100          $68          $25          $25          $35
    Weighted Average Pay Rate                                        5.9 %        8.6 %        5.9 %         --          5.9%
    Weighted Average Receive Rate                                    2.4 %        7.9 %        4.0 %         --          6.5%
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $50          $18          $36          $12         $200
    Weighted Average Pay Rate                                        5.8 %         --          3.7 %        3.5 %        4.5%
    Weighted Average Receive Rate                                    5.4 %         --          5.6 %        5.2 %        6.8%
    Total Interest Rate Swaps                                       $165         $136          $61         $490         $266
    Total Weighted Average Pay Rate                                  5.8 %        7.8 %        4.6 %        7.6 %        5.0%
    Total Weighted Average Receive Rate                              3.6 %        7.2 %        4.9 %        5.4 %        6.6%

                                                                                            LATEST
1996                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $170          $505         2003
    Weighted Average Pay Rate                                         5.7  %        5.7 %
    Weighted Average Receive Rate                                     6.9  %        4.7 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $349        $1,602         2007
    Weighted Average Pay Rate                                         6.9  %        6.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                    $44          $278         2003
    Weighted Average Pay Rate                                        12.9  %        7.4 %
    Weighted Average Receive Rate                                     6.4  %        5.2 %
    Total Interest Rate Swaps                                        $563        $2,385         2007
    Total Weighted Average Pay Rate                                   7.0  %        6.6 %
    Total Weighted Average Receive Rate                               6.3  %        5.5 %
                                                                                            LATEST
1995                                                           THEREAFTER       TOTAL      MATURITY
------------------------------------------------------------  -------------  -----------  -----------
  PAY FIXED/RECEIVE VARIABLE
    Notional Value                                                   $229          $778         2004
    Weighted Average Pay Rate                                         7.8  %        7.8 %
    Weighted Average Receive Rate                                     5.9  %        5.9 %
  PAY VARIABLE/RECEIVE FIXED
    Notional Value                                                   $190          $443         2007
    Weighted Average Pay Rate                                         5.4  %        5.4 %
    Weighted Average Receive Rate                                     6.9  %        6.9 %
  PAY VARIABLE/RECEIVE DIFFERENT VARIABLE
    Notional Value                                                   $234          $550         2004
    Weighted Average Pay Rate                                        16.3  %        5.7 %
    Weighted Average Receive Rate                                     5.9  %        6.4 %
    Total Interest Rate Swaps                                        $653        $1,771         2007
    Total Weighted Average Pay Rate                                   7.3  %        6.9 %
    Total Weighted Average Receive Rate                               6.3  %        5.8 %



    In addition, interest rate sensitivity related to certain Company insurance liabilities was altered primarily through interest rate swap agreements. The notional amount of the liability agreements in which the Company generally pays one variable rate in exchange for another was $2.4 billion and $1.7 billion at December 31, 1996 and 1995, respectively. As of December 31, 1996, the weighted average pay rate was 5.6% and the weighted average receive rate was 6.5%. These agreements mature at various times through 2001.

68                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


    A reconciliation between notional amounts at December 31, 1995 and 1996 by derivative type and strategy is as follows:


                                                                                        BY DERIVATIVE TYPE
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Caps.....................................................................      $   2,184       $   1,286     $   1,715
Floors...................................................................          2,180           2,053         1,065
Options..................................................................             --              10            --
Swaps/Forwards...........................................................          3,566           3,989         2,694
Futures..................................................................            863           2,092         2,818
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                                            BY STRATEGY
                                                                           ---------------------------------------------
                                                                               12/31/95                     MATURITIES/
                                                                            NOTIONAL AMOUNT    ADDITIONS   TERMINATIONS
                                                                           -----------------  -----------  -------------
Liability................................................................      $   1,708       $   1,940     $   1,137
Anticipatory.............................................................            238             516           622
Asset....................................................................          2,984           1,265         2,137
Portfolio................................................................          3,863           5,709         4,396
                                                                                  ------      -----------       ------
    Total................................................................      $   8,793       $   9,430     $   8,292
                                                                                  ------      -----------       ------
                                                                                  ------      -----------       ------


                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Caps.....................................................................      $   1,755
Floors...................................................................          3,168
Options..................................................................             10
Swaps/Forwards...........................................................          4,861
Futures..................................................................            137
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------

                                                                               12/31/96
                                                                            NOTIONAL AMOUNT
                                                                           -----------------
Liability................................................................      $   2,511
Anticipatory.............................................................            132
Asset....................................................................          2,112
Portfolio................................................................          5,176
                                                                                  ------
    Total................................................................      $   9,931
                                                                                  ------
                                                                                  ------



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS



                                                                                  AS OF DECEMBER 31,    AS OF DECEMBER 31,
                                                                                         1996                  1995
                                                                                 --------------------  --------------------
                                                                                 CARRYING     FAIR     CARRYING     FAIR
                                                                                  AMOUNT      VALUE     AMOUNT      VALUE
                                                                                 ---------  ---------  ---------  ---------
ASSETS
  Fixed maturities.............................................................  $  13,624  $  13,624  $  14,400  $  14,400
  Equity securities............................................................        119        119         63         63
  Policy loans.................................................................      3,836      3,836      3,381      3,381
  Mortgage loans...............................................................          2          2        265        265
  Investments in partnerships and trust........................................         48         48         94         97
  Other........................................................................          6         56         62         62
LIABILITIES
  Other policy benefits........................................................  $  11,707  $  11,469  $  12,727  $  12,767



    The following methods and assumptions were used to estimate the fair value of each class of financial instrument: fair value for fixed maturities and equity securities approximate those quotations published by applicable stock exchanges or received from other reliable sources; policy and mortgage loan carrying amounts approximate fair value; investments in partnerships and trusts are based on external market valuations from partnership and trust managements; fair value of derivative instruments, including swaps, caps, floors, futures, and forward commitments, is determined by using a pricing model which is validated through quarterly comparison to dealer quoted market prices; and other policy benefits payable for investment type contracts are determined by estimating future cash flows discounted at the year end market rate.



---------------------------------------------------

 4. INCOME TAX


    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member, including the Company, in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by Hartford Life for the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a consolidated federal income tax return. The Company will continue to remit to (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 35%, 32% and 32% in 1996, 1995 and 1994, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              69

--------------------------------------------------------------------------------


    Income tax expense was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Current.............................  $     122  $     211  $     185
  Deferred...........................       (102)      (149)      (120)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    A reconciliation of the tax provision at the U.S. federal statutory rate to the provision for income taxes was as follows:



                                        FOR THE YEARS ENDED DECEMBER
                                                     31,
                                       -------------------------------
                                         1996       1995       1994
                                       ---------  ---------  ---------
 Tax provision at U.S. statutory
  rate...............................  $      20  $      67  $      71
  Tax-exempt income..................         --         (3)        (3)
  Foreign tax credit.................         --         (4)        (1)
  Other..............................         --          2         (2)
                                       ---------  ---------  ---------
    Total............................  $      20  $      62  $      65
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------



    Income taxes paid were $189, $162 and $244 in 1996, 1995 and 1994, respectively. The current tax refund due from The Hartford to the Company was $72 and $8 as of December 31, 1996 and 1995, respectively.



    Deferred tax assets (liabilities) included the following:



                                                       AS OF
                                                    DECEMBER 31,
                                                --------------------
                                                  1996       1995
                                                ---------  ---------
Tax return deferred acquisition costs.........  $     514  $     410
Financial statement deferred acquisition costs
 and reserves.................................       (242)       138
Employee benefits.............................          8          8
Unrealized (gain) loss on investments.........        (16)        32
Investments and other.........................        210       (168)
                                                ---------  ---------
    Total.....................................  $     474  $     420
                                                ---------  ---------
                                                ---------  ---------



    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In such circumstances, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1996 was $37.



---------------------------------------------------

 5. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------
                                       1996       1995       1994
                                     ---------  ---------  ---------
Gross premiums.....................  $   1,834  $   1,545  $   1,316
Insurance assumed..................        173        591        299
Insurance ceded....................       (302)      (649)      (515)
                                     ---------  ---------  ---------
    Total..........................  $   1,705  $   1,487  $   1,100
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------



    Life reinsurance recoveries, which reduced death and other benefits, for the years ended December 31, 1996, 1995 and 1994 approximated $140, $220 and $164, respectively.



    In December 1994, the Company ceded to a third party $1.0 billion in individual fixed and variable annuities on a modified coinsurance basis. In December 1995, the Company ceded approximately $1.2 billion in individual variable annuities on a modified coinsurance basis to a third party. These transactions did not have a material impact on consolidated net income.



    In May 1994, the Company assumed the life insurance policies and the individual annuities of Pacific Standard with reserves and account values of approximately $434 million. The Company received cash and investment grade assets to support the life insurance and individual annuity contract obligations assumed.



---------------------------------------------------

 6.PENSION PLANS AND OTHER POSTRETIREMENT
   BENEFITS


    The Company's employees are included in Hartford Fire's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $2 and $2 in 1996, 1995 and 1994, respectively.



    The Company also provides, through Hartford Fire, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

70                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial for 1996, 1995 and 1994, respectively.



    The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of the covered employees.



---------------------------------------------------

 7. BUSINESS SEGMENT INFORMATION


    The Company sells financial products such as fixed and variable annuities, retirement plan services, and life insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Investment Products, Individual Life Insurance and Employee Benefits. In addition, the Company also maintains a corporate operation and also classifies certain of its business as Runoff operations. The Investment Products segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, and interest-sensitive whole life policies. The Employee Benefits segment sells corporate owned life insurance. Through its corporate operation, the Company reports net investment income on assets representing surplus not assigned to any of its business segments and certain other revenues and expenses not specifically allocable to any of its business segments. The Company's Runoff operations are comprised of Closed Book GRC. With the exception of Closed Book GRC, net realized capital gains and losses are recognized in the period of realization but are allocated to the segments utilizing durations of the segment portfolios.


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
REVENUES
  Investment Products...............  $   1,013  $     759  $     594
  Individual Life Insurance.........        440        383        375
  Employee Benefits.................      1,366      1,273        919
  Corporate Operations..............         81         52         30
  Runoff Operations.................        (11)       337        481
                                      ---------  ---------  ---------
    Total Revenues..................  $   2,889  $   2,804  $   2,399
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------


                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE
  Investment Products...............  $     230  $     172  $     127
  Individual Life Insurance.........         68         56         39
  Employee Benefits.................         43         37         27
  Corporate Operations..............         65         16          8
  Runoff Operations.................       (348)       (90)         2
                                      ---------  ---------  ---------
    Income Before Income Tax
     Expense........................  $      58  $     191  $     203
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

                                          YEAR ENDED DECEMBER 31,
                                      -------------------------------
                                        1996       1995       1994
                                      ---------  ---------  ---------
ASSETS
  Investment Products...............  $  53,743  $  40,624  $  29,115
  Individual Life Insurance.........      3,753      3,173      2,808
  Employee Benefits.................     14,515     13,494      7,847
  Corporate Operations..............      1,891      1,729        822
  Runoff Operations.................      3,667      5,177      7,257
                                      ---------  ---------  ---------
    Total Assets....................  $  77,569  $  64,197  $  47,849
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------



---------------------------------------------------

 8. STATUTORY NET INCOME AND SURPLUS


    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1997, without prior approval, is estimated to be $121 million. Statutory net income and surplus as of and for the years ended December 31 were:



                              1996       1995       1994
                            ---------  ---------  ---------
Statutory net income......  $     144  $     112  $      58
Statutory surplus.........  $   1,207  $   1,125  $     941



    The insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.



---------------------------------------------------

 9. SEPARATE ACCOUNTS


    The Company maintained separate account assets and liabilities totaling $49.7 billion and $36.3 billion at December 31, 1996 and 1995, respectively, which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $39.4 billion and $25.9 billion at December 31, 1996 and 1995, respectively, wherein the policyholder assumes the investment risk, and

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              71

--------------------------------------------------------------------------------


guaranteed separate account assets totaling $10.3 billion at December 31, 1996 and 1995, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category are policy loans totaling $2.0 billion and $1.7 billion at December 31, 1996 and 1995, respectively. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees, net of minimum guarantees, were $538, $387 and $256 in 1996, 1995 and 1994, respectively.



    The guaranteed separate accounts include modified guaranteed individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.53% at December 31, 1996. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities at December 31, 1996. The portfolios are segregated from other investments and are managed so as to minimize liquidity and interest rate risk. To minimize the risk of disintermediation associated with early withdrawals, individual annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $0.1 billion in carrying value and $2.4 billion in notional amounts at December 31, 1996.



---------------------------------------------------

 10. COMMITMENTS AND CONTINGENCIES


    Under insurance guaranty fund laws existing in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $11, $10 and $8 in 1996, 1995 and 1994, respectively, of which $5, $6 and $4 were estimated to be creditable against premium taxes.



    The Company is a defendant in various lawsuits arising in the ordinary course of business. In the opinion of management, the resolution of these matters is not expected to have a material adverse effect on the Company's business, financial position, or results of operations.



    The rent paid to Hartford Fire for the space occupied by the Company was $3 in 1996, 1995, and 1994. The Company expects to pay annual rent of $7 in 1997, 1998, and 1999, respectively, $12 in 2000 and 2001, and $96 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized on a level basis over the term of the sublease and amounted to approximately $8 in 1996, 1995 and 1994.



---------------------------------------------------

 11. SUBSEQUENT EVENTS


    On February 10, 1997, Hartford Life filed a registration statement with the Securities and Exchange Commission relating to the U.S. and international offerings of shares of Class A common stock (the "Equity Offerings") representing up to 20% ownership of Hartford Life. After completion of the Equity Offerings, The Hartford would own all of the shares of Class B Common Stock (after reclassification of Hartford Life's common stock into Class B Common Stock prior to March 31, 1997). Hartford Life intends to use the estimated net proceeds of the Equity Offerings to make a capital contribution to its insurance subsidiaries, to reduce its third-party indebtedness and for other general corporate purposes.



    The Hartford has advised the Company that its current intent is to continue to beneficially own at least 80% of Hartford Life, but it is under no contractual obligation to do so, except for a limited period. Provided that The Hartford continues to beneficially own at least 80% of the combined voting power or the value of the outstanding capital stock of Hartford Life, Hartford Life will be included for federal income tax purposes in the controlled group of which The Hartford is the common parent. Each member of a controlled group is jointly and severally liable for pension funding and pension termination liabilities of each other member of the controlled group, as well as certain benefit plan taxes. Accordingly, the Company could be liable for pension funding, pension termination liabilities and certain other pension related excise taxes as well as other taxes of another member of The Hartford controlled group in the event any such liability is incurred, and not discharged, by such other member.



    In connection with the proposed Equity Offerings, Hartford Life plans to enter into formal agreements, including a master intercompany agreement, investment management agreements and a new tax sharing agreement, with The Hartford covering such matters as corporate services, approval of certain corporate activities, registration rights, owned and leased space, allocation of expenses, taxes and liabilities, investment advisory services, use of trademarks and certain other corporate matters. As part of the master intercompany agreement, Hartford Life would agree to remit to The Hartford 30% of any shared liabilities for which The Hartford is responsible in respect of the ITT Spin-off, 30% of any taxes which may be assessed to The

72                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


Hartford relating to the ITT Spin-off and will indemnify The Hartford for certain other tax liabilities. As of December 31, 1996 there was no known liability associated with the ITT Spin-off. Such agreements are meant to maintain the relationship between Hartford Life and The Hartford in a manner consistent in all material respects with past practice. As a result, management believes these agreements should not have a material impact on the results of operations of the Company.



    In addition, under insurance company holding laws, agreements between Hartford Life's insurance subsidiaries and The Hartford must be fair and reasonable and may be subject to the approval of applicable insurance commissioners. The agreements will be intended to maintain the relationship between Hartford Life and The Hartford in a manner generally consistent with past practices. However, none of these arrangements will result from arm's-length negotiations and, therefore, the prices charged to Hartford Life and its subsidiaries for services provided under these arrangements may be higher or lower than prices that may be charged by third parties.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              73

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I -- SUMMARY OF INVESTMENTS (OTHER THAN INVESTMENTS IN AFFILIATES)
                            AS OF DECEMBER 31, 1996
                                 (IN MILLIONS)

                                                                                                               ESTIMATED
                                                                                                                 FAIR
TYPE OF INVESTMENT                                                                                   COST        VALUE
-------------------------------------------------------------------------------------------------  ---------  -----------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................  $     166   $     175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................      1,970       2,003
States, municipalities and political subdivisions................................................        373         368
International governments........................................................................        281         289
Public utilities.................................................................................        877         881
All other corporate including international......................................................      4,656       4,669
All other corporate--asset-backed................................................................      3,601       3,591
Short-term investments...........................................................................      1,655       1,648
                                                                                                   ---------  -----------
Total Fixed Maturities...........................................................................  $  13,579   $  13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................        110         119
Total Fixed Maturities and Equity Securities.....................................................  $  13,689   $  13,743
Other Investments
Policy Loans.....................................................................................      3,836       3,836
Mortgage Loans...................................................................................          2           2
Investments in partnerships and trusts...........................................................         48          48
Futures, options, and miscellaneous..............................................................          6          56
Total Other Investments..........................................................................      3,892       3,942
                                                                                                   ---------  -----------
Total Investments................................................................................  $  17,581   $  17,685
                                                                                                   ---------  -----------
                                                                                                   ---------  -----------

                                                                                                     AMOUNT AT
                                                                                                    WHICH SHOWN
                                                                                                        ON
TYPE OF INVESTMENT                                                                                 BALANCE SHEET
-------------------------------------------------------------------------------------------------  -------------
Fixed Maturities
Bonds and Notes
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)........................................................................   $       175
  U.S. Government and government agencies and authorities
   (guaranteed sponsored)--asset-backed..........................................................         2,003
States, municipalities and political subdivisions................................................           368
International governments........................................................................           289
Public utilities.................................................................................           881
All other corporate including international......................................................         4,669
All other corporate--asset-backed................................................................         3,591
Short-term investments...........................................................................         1,648
                                                                                                   -------------
Total Fixed Maturities...........................................................................   $    13,624
Equity Securities
Common Stocks--industrial, miscellaneous, and all other..........................................           119
Total Fixed Maturities and Equity Securities.....................................................   $    13,743
Other Investments
Policy Loans.....................................................................................         3,836
Mortgage Loans...................................................................................             2
Investments in partnerships and trusts...........................................................            48
Futures, options, and miscellaneous..............................................................             6
Total Other Investments..........................................................................         3,892
                                                                                                   -------------
Total Investments................................................................................   $    17,635
                                                                                                   -------------
                                                                                                   -------------



    Note: The fair values for short-term investments approximate cost.

74                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
                                 (IN MILLIONS)

                                                                                        FUTURE POLICY
                                                                                      BENEFITS, UNPAID     OTHER POLICY
                                                                                         CLAIMS AND         CLAIMS AND
                                                                   DEFERRED POLICY    CLAIM ADJUSTMENT       BENEFITS
SEGMENT                                                           ACQUISITION COSTS       EXPENSES            PAYABLE
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $   2,030           $   1,554          $   6,599
Individual Life Insurance.......................................            730                 346              2,160
Employee Benefits...............................................             --                 381              9,834
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  --              3,541
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,760           $   2,281          $  22,134
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $   1,561           $   1,314          $   6,204
Individual Life Insurance.......................................            615                 706              1,932
Employee Benefits...............................................             12                 325              9,285
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  28              5,177
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   2,188           $   2,373          $  22,598
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $   1,244           $     895          $   4,617
Individual Life Insurance.......................................            565                 582              2,543
Employee Benefits...............................................             --                 369              6,911
Corporate Operations............................................             --                  --                 --
Runoff Operations...............................................             --                  44              7,257
                                                                         ------              ------            -------
Consolidated Operations.........................................      $   1,809           $   1,890          $  21,328
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                                      BENEFITS CLAIMS,    AMORTIZATION OF
                                                                    NET REALIZED          AND CLAIM       DEFERRED POLICY
                                                                  CAPITAL (LOSSES)       ADJUSTMENT         ACQUISITION
SEGMENT                                                                 GAINS             EXPENSES             COSTS
----------------------------------------------------------------  -----------------  -------------------  ---------------
1996
Investment Products.............................................      $      --           $     451          $     175
Individual Life Insurance.......................................             --                 245                 59
Employee Benefits...............................................             --                 546                 --
Corporate Operations............................................              6                  --                 --
Runoff Operations...............................................           (219)                293                 --
                                                                         ------              ------            -------
Consolidated Operations.........................................      $    (213)          $   1,535          $     234
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1995
Investment Products.............................................      $      --           $     349          $     117
Individual Life Insurance.......................................             --                 127                 70
Employee Benefits...............................................             --                 496                 --
Corporate Operations............................................            (11)                 33                 --
Runoff Operations...............................................             --                 417                 12
                                                                         ------              ------            -------
Consolidated Operations.........................................      $     (11)          $   1,422          $     199
                                                                         ------              ------            -------
                                                                         ------              ------            -------

1994
Investment Products.............................................      $      --           $     383          $      90
Individual Life Insurance.......................................             --                 179                 51
Employee Benefits...............................................             --                 376                 --
Corporate Operations............................................              7                  --                 --
Runoff Operations...............................................             --                 467                  4
                                                                         ------              ------            -------
Consolidated Operations.........................................      $       7           $   1,405          $     145
                                                                         ------              ------            -------
                                                                         ------              ------            -------


                                                                   PREMIUMS AND        NET
                                                                       OTHER       INVESTMENT
SEGMENT                                                           CONSIDERATIONS     INCOME
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $     536      $     477
Individual Life Insurance.......................................           287            153
Employee Benefits...............................................           881            485
Corporate Operations............................................            --             75
Runoff Operations...............................................             1            207
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,705      $   1,397
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $     319      $     436
Individual Life Insurance.......................................           246            137
Employee Benefits...............................................           922            351
Corporate Operations............................................            --             67
Runoff Operations...............................................            --            337
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,487      $   1,328
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $     263      $     330
Individual Life Insurance.......................................           268            108
Employee Benefits...............................................           569            350
Corporate Operations............................................            --             23
Runoff Operations...............................................            --            481
                                                                        ------     -----------
Consolidated Operations.........................................     $   1,100      $   1,292
                                                                        ------     -----------
                                                                        ------     -----------

                                                                   DIVIDENDS TO       OTHER
SEGMENT                                                            POLICYHOLDERS    EXPENSES
----------------------------------------------------------------  ---------------  -----------
1996
Investment Products.............................................     $      --      $     156
Individual Life Insurance.......................................            --             68
Employee Benefits...............................................           635            143
Corporate Operations............................................            --             16
Runoff Operations...............................................            --             44
                                                                        ------     -----------
Consolidated Operations.........................................     $     635      $     427
                                                                        ------     -----------
                                                                        ------     -----------
1995
Investment Products.............................................     $      --      $     115
Individual Life Insurance.......................................            --             55
Employee Benefits...............................................           675            138
Corporate Operations............................................            --             11
Runoff Operations...............................................            --             (2)
                                                                        ------     -----------
Consolidated Operations.........................................     $     675      $     317
                                                                        ------     -----------
                                                                        ------     -----------
1994
Investment Products.............................................     $      --      $     (31)
Individual Life Insurance.......................................            --            107
Employee Benefits...............................................           419            100
Corporate Operations............................................            --             43
Runoff Operations...............................................            --              8
                                                                        ------     -----------
Consolidated Operations.........................................     $     419      $     227
                                                                        ------     -----------
                                                                        ------     -----------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              75

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                          GROSS         CEDED TO        ASSUMED FROM       NET
                                                          AMOUNT    OTHER COMPANIES   OTHER COMPANIES     AMOUNT
                                                        ----------  ----------------  ----------------  ----------
Year Ended December 31, 1996
Life Insurance in Force...............................  $  177,094    $    106,146       $   31,957     $  102,905
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,801    $        298       $      169     $    1,672
  Accident and Health Insurance.......................          33               4                4             33
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,834    $        302       $      173     $    1,705
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1995
Life Insurance in Force...............................  $  182,716    $    112,774       $   26,996     $   96,938
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,232    $        325       $      574     $    1,481
  Accident and Health Insurance.......................         313             324               17              6
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,545    $        649       $      591     $    1,487
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------
For the Year Ended December 31, 1994
Life Insurance in Force...............................  $  136,929    $     87,553       $   35,016     $   84,392
                                                        ----------        --------          -------     ----------
Insurance Revenues
  Life Insurance and Annuities........................  $    1,008    $        211       $      294     $    1,091
  Accident and Health Insurance.......................         308             304                5              9
                                                        ----------        --------          -------     ----------
Total.................................................  $    1,316    $        515       $      299     $    1,100
                                                        ----------        --------          -------     ----------
                                                        ----------        --------          -------     ----------

                                                          PERCENTAGE OF
                                                         AMOUNT ASSUMED
                                                             TO NET
                                                        -----------------
Year Ended December 31, 1996
Life Insurance in Force...............................          31.1%
Insurance Revenues
  Life Insurance and Annuities........................          10.1%
  Accident and Health Insurance.......................          12.1%
Total.................................................          10.1%
For the Year Ended December 31, 1995
Life Insurance in Force...............................          27.8%
Insurance Revenues
  Life Insurance and Annuities........................          38.8%
  Accident and Health Insurance.......................         283.3%
Total.................................................          39.7%
For the Year Ended December 31, 1994
Life Insurance in Force...............................          41.5%
Insurance Revenues
  Life Insurance and Annuities........................          26.9%
  Accident and Health Insurance.......................          55.6%
Total.................................................          27.2%

                 (This page has been left blank intentionally.)

HARTFORD LIFE INSURANCE COMPANY                                               77
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To Hartford Life Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:



We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended (except for Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account which reflect the year ended December 31, 1996 and the period from inception, May 1, 1995, to December 31, 1995). These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended (except for Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account which reflect the year ended December 31, 1996 and the period from inception, May 1, 1995, to December 31, 1995) in conformity with generally accepted accounting principles.



                                         ARTHUR ANDERSEN LLP


Hartford, Connecticut
February 14, 1997

HARTFORD LIFE INSURANCE COMPANY                                               78

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996



                                                           MONEY
                            BOND FUND     STOCK FUND    MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   ------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          2,687,282
    Cost                          $ 2,631,020
    Market Value.........  $2,685,106        --             --             --
  Hartford Stock Fund,
   Inc.
    Shares                          3,505,678
    Cost                          $11,740,314
    Market Value.........      --        $14,523,007        --             --
  HVA Money Market Fund,
   Inc.
    Shares                         21,462,703
    Cost                          $21,462,703
    Market Value.........      --            --         $21,462,703        --
  Hartford Advisers Fund,
   Inc.
    Shares                          4,560,663
    Cost                          $ 8,504,445
    Market Value.........      --            --             --          $9,894,495
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          5,157,901
    Cost                          $17,295,440
    Market Value.........      --            --             --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                          1,303,872
    Cost                          $ 1,346,063
    Market Value.........      --            --             --             --
  Hartford Index Fund,
   Inc.
    Shares                          2,546,926
    Cost                          $ 5,238,540
    Market Value.........      --            --             --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          6,198,604
    Cost                          $ 7,856,691
    Market Value.........      --            --             --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          2,089,543
    Cost                          $ 2,922,702
    Market Value.........      --            --             --             --
  Fidelity VIP Equity
   Income Fund
    Shares                            228,727
    Cost                          $ 4,438,947
    Market Value.........      --            --             --             --
  Fidelity VIP Overseas
   Fund
    Shares                             52,389
    Cost                          $  912,742
    Market Value.........      --            --             --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             38,692
    Cost                          $  619,842
    Market Value.........      --            --             --             --
  Due from Hartford Life
   Insurance Company.....         126         13,544      1,547,822         76,303
  Receivable from fund
   shares sold...........      --            --             --             --
                           -----------   ------------   ------------   -------------
  Total Assets...........   2,685,232     14,536,551     23,010,525      9,970,798
                           -----------   ------------   ------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --             --
  Payable for fund shares
   purchased.............         122         13,659      1,547,471         76,799
                           -----------   ------------   ------------   -------------
  Total Liabilities......         122         13,659      1,547,471         76,799
                           -----------   ------------   ------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........  $2,685,110    $14,522,892    $21,463,054     $9,893,999
                           -----------   ------------   ------------   -------------
                           -----------   ------------   ------------   -------------
Units Outstanding........   2,176,786      8,115,365     18,251,689      6,326,595
Accumulation Unit Value
  at end of year.........  $ 1.233518    $  1.789555    $  1.175949     $ 1.563874



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               79

--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares                          2,687,282
    Cost                          $ 2,631,020
    Market Value.........        --                 --               --              --                 --
  Hartford Stock Fund,
   Inc.
    Shares                          3,505,678
    Cost                          $11,740,314
    Market Value.........        --                 --               --              --                 --
  HVA Money Market Fund,
   Inc.
    Shares                         21,462,703
    Cost                          $21,462,703
    Market Value.........        --                 --               --              --                 --
  Hartford Advisers Fund,
   Inc.
    Shares                          4,560,663
    Cost                          $ 8,504,445
    Market Value.........        --                 --               --              --                 --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares                          5,157,901
    Cost                          $17,295,440
    Market Value.........     $20,189,726           --               --              --                 --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares                          1,303,872
    Cost                          $ 1,346,063
    Market Value.........        --              $1,376,588          --              --                 --
  Hartford Index Fund,
   Inc.
    Shares                          2,546,926
    Cost                          $ 5,238,540
    Market Value.........        --                 --           $6,066,192          --                 --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares                          6,198,604
    Cost                          $ 7,856,691
    Market Value.........        --                 --               --            $8,720,692           --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares                          2,089,543
    Cost                          $ 2,922,702
    Market Value.........        --                 --               --              --              $3,233,400
  Fidelity VIP Equity
   Income Fund
    Shares                            228,727
    Cost                          $ 4,438,947
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP Overseas
   Fund
    Shares                             52,389
    Cost                          $  912,742
    Market Value.........        --                 --               --              --                 --
  Fidelity VIP II Asset
   Manager Fund
    Shares                             38,692
    Cost                          $  619,842
    Market Value.........        --                 --               --              --                 --
  Due from Hartford Life
   Insurance Company.....          56,080               138          11,236             3,856             6,837
  Receivable from fund
   shares sold...........        --                 --               --              --                 --
                           -----------------   ---------------   -----------   ------------------   ------------
  Total Assets...........      20,245,806         1,376,726       6,077,428         8,724,548         3,240,237
                           -----------------   ---------------   -----------   ------------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                 --               --              --                 --
  Payable for fund shares
   purchased.............          56,023               137          11,392             3,909             6,885
                           -----------------   ---------------   -----------   ------------------   ------------
  Total Liabilities......          56,023               137          11,392             3,909             6,885
                           -----------------   ---------------   -----------   ------------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $20,189,783        $1,376,589      $6,066,036        $8,720,639        $3,233,352
                           -----------------   ---------------   -----------   ------------------   ------------
                           -----------------   ---------------   -----------   ------------------   ------------
Units Outstanding........      11,564,044         1,112,101       3,461,603         5,827,532         2,133,538
Accumulation Unit Value
  at end of year.........     $  1.745910        $ 1.237827      $ 1.752378        $ 1.496455        $ 1.515489

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Stock Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  HVA Money Market Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Advisers Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Capital
   Appreciation Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Mortgage
   Securities Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Index Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford International
   Opportunities Fund,
   Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Hartford Dividend and
   Growth Fund, Inc.

    Shares

    Cost
    Market Value.........        --                 --               --
  Fidelity VIP Equity
   Income Fund

    Shares

    Cost
    Market Value.........      $4,810,134           --               --
  Fidelity VIP Overseas
   Fund

    Shares

    Cost
    Market Value.........        --               $ 987,009          --
  Fidelity VIP II Asset
   Manager Fund

    Shares

    Cost
    Market Value.........        --                 --              $ 655,053
  Due from Hartford Life
   Insurance Company.....          65,465           --                 24,687
  Receivable from fund
   shares sold...........        --                   5,676          --
                           ------------------   -------------      ----------
  Total Assets...........       4,875,599           992,685           679,740
                           ------------------   -------------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                   5,788          --
  Payable for fund shares
   purchased.............          64,505           --                 24,921
                           ------------------   -------------      ----------
  Total Liabilities......          64,505             5,788            24,921
                           ------------------   -------------      ----------
  Net Assets (variable
   life contract
   liabilities)..........      $4,811,094         $ 986,897         $ 654,819
                           ------------------   -------------      ----------
                           ------------------   -------------      ----------
Units Outstanding........       3,511,186           811,791           518,972
Accumulation Unit Value
  at end of year.........      $ 1.370219         $1.215706         $1.261761

HARTFORD LIFE INSURANCE COMPANY                                               80

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 Separate Account Variable Life One


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $130,339     $   166,505    $617,137      $  203,460
                           -----------   -----------   -----------   -------------
    Net investment income
     (loss)..............    130,339         166,505     617,137         203,460
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --             309,113      --             107,033
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,539)        (10,306)     --               1,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,847)      1,824,641      --             815,705
                           -----------   -----------   -----------   -------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........    (38,386)      1,814,335      --             816,879
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 91,953     $ 2,289,953    $617,137      $1,127,372
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               81

--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $   94,066           $61,146        $ 80,193          $120,669          $ 41,572
                           -----------------       -------       -----------        --------        ------------
    Net investment income
     (loss)..............         94,066            61,146          80,193           120,669            41,572
                           -----------------       -------       -----------        --------        ------------
CAPITAL GAINS INCOME.....        567,054           --               33,058           118,054             2,804
                           -----------------       -------       -----------        --------        ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (15,665)               21           2,355            (1,547)              678
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,913,546               195         656,725           544,630           305,389
                           -----------------       -------       -----------        --------        ------------
    Net realized and
     unrealized gain
     (loss) on
     investments.........      1,897,881               216         659,080           543,083           306,067
                           -----------------       -------       -----------        --------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,559,001           $61,362        $772,331          $781,806          $350,443
                           -----------------       -------       -----------        --------        ------------
                           -----------------       -------       -----------        --------        ------------

                              FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                             EQUITY INCOME        OVERSEAS       ASSET MANAGER
                               PORTFOLIO          PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............       $ 28,598           $ 2,647          $ 4,226
                                --------        -------------       -------
    Net investment income
     (loss)..............         28,598             2,647            4,226
                                --------        -------------       -------
CAPITAL GAINS INCOME.....         11,171             2,911          --
                                --------        -------------       -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (3,448)            1,350              884
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        333,297            71,916           32,712
                                --------        -------------       -------
    Net realized and
     unrealized gain
     (loss) on
     investments.........        329,849            73,266           33,596
                                --------        -------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $369,618           $78,824          $37,822
                                --------        -------------       -------
                                --------        -------------       -------

HARTFORD LIFE INSURANCE COMPANY                                               82

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996



                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  130,339    $    166,505   $     617,137   $  203,460
  Capital gains income...      --             309,113        --            107,033
  Net realized gain
   (loss) on security
   transactions..........      (2,539)        (10,306)       --              1,174
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (35,847)      1,824,641        --            815,705
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      91,953       2,289,953         617,137    1,127,372
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     177,130       1,770,443      78,140,461    1,889,169
  Net transfers..........     932,335       4,457,656     (62,761,807)   2,840,668
  Surrenders.............     (69,207)       (362,933)       (814,963)    (264,048)
  Net loan withdrawals...     (22,111)       (179,201)     (2,187,733)     (50,031)
  Cost of insurance......     (76,606)       (391,509)     (1,139,390)    (289,178)
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     941,541       5,294,456      11,236,568    4,126,580
                           -----------   ------------   -------------  -------------
  Total increase
   (decrease) in net
   assets................   1,033,494       7,584,409      11,853,705    5,253,952
NET ASSETS:
  Beginning of period....   1,651,616       6,938,483       9,609,349    4,640,047
                           -----------   ------------   -------------  -------------
  End of period..........  $2,685,110    $ 14,522,892   $  21,463,054   $9,893,999
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   72,383    $     97,045   $     305,022   $  121,941
  Capital gains income...      --              85,946        --             30,081
  Net realized gain
   (loss) on security
   transactions..........       7,394           5,809        --              2,907
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      97,007       1,009,567        --            667,925
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     176,784       1,198,367         305,022      822,854
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      80,111         891,394      30,911,497      599,791
  Net transfers..........   1,202,083       3,494,521     (22,537,618)   1,102,448
  Surrenders.............     (16,941)       (130,094)       (212,380)    (101,194)
  Net loan withdrawals...     (73,159)        (82,429)     (5,589,429)     (26,807)
  Cost of insurance and
   other fees............     (33,808)       (192,045)       (484,560)    (126,639)
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,158,286       3,981,347       2,087,510    1,447,599
                           -----------   ------------   -------------  -------------
  Total increase
   (decrease) in net
   assets................   1,335,070       5,179,714       2,392,532    2,270,453
NET ASSETS:
  Beginning of period....     316,546       1,758,769       7,216,817    2,369,594
                           -----------   ------------   -------------  -------------
  End of period..........  $1,651,616    $  6,938,483   $   9,609,349   $4,640,047
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------



* From inception, May 1, 1995, to December 31, 1995.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               83

--------------------------------------------------------------------------------

                               CAPTIAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    94,066       $   61,146     $     80,193      $  120,669       $   41,572
  Capital gains income...        567,054          --                33,058         118,054            2,804
  Net realized gain
   (loss) on security
   transactions..........        (15,665)              21            2,355          (1,547)             678
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,913,546              195          656,725         544,630          305,389
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,559,001           61,362          772,331         781,806          350,443
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      3,679,346          125,959        2,296,903       1,694,971          278,275
  Net transfers..........      7,290,692          552,359        3,171,094       2,966,744        2,674,253
  Surrenders.............       (485,609)         (13,643)         (96,179)       (285,131)         (20,374)
  Net loan withdrawals...       (245,321)          (8,001)      (1,375,343)        (69,836)         (67,575)
  Cost of insurance......       (644,012)         (28,469)        (200,560)       (306,356)         (42,548)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,595,096          628,205        3,795,915       4,000,392        2,822,031
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
   (decrease) in net
   assets................     12,154,097          689,567        4,568,246       4,782,198        3,172,474
NET ASSETS:
  Beginning of period....      8,035,686          687,022        1,497,790       3,938,441           60,878
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $20,189,783       $1,376,589     $  6,066,036      $8,720,639       $3,233,352
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                               CAPITAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    48,724       $   39,041     $     16,866      $   46,972       $      536
  Capital gains income...        159,934          --                   117          19,345          --
  Net realized gain
   (loss) on security
   transactions..........            (91)              66              232           1,947               67
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        998,680           47,911          170,588         351,014            5,309
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,207,247           87,018          187,803         419,278            5,912
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      1,865,000            9,664          258,782         968,432           30,236
  Net transfers..........      2,860,807          112,099          942,414         909,391           37,813
  Surrenders.............       (209,729)          (6,610)         (20,596)       (161,497)         (12,610)
  Net loan withdrawals...        (53,870)         --               (30,128)        (39,629)         --
  Cost of insurance and
   other fees............       (276,771)          (9,804)         (42,284)       (150,874)            (473)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,185,437          105,349        1,108,188       1,525,823           54,966
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase
   (decrease) in net
   assets................      5,392,684          192,367        1,295,991       1,945,101           60,878
NET ASSETS:
  Beginning of period....      2,643,002          494,655          201,799       1,993,340          --
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $ 8,035,686       $  687,022     $  1,497,790      $3,938,441       $   60,878
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   28,598         $  2,647           $  4,226
  Capital gains income...          11,171            2,911           --
  Net realized gain
   (loss) on security
   transactions..........          (3,448)           1,350                884
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         333,297           71,916             32,712
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         369,618           78,824             37,822
                           ------------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         889,845          203,728             94,706
  Net transfers..........       3,109,762          760,222            513,253
  Surrenders.............         (64,856)         (18,172)           (14,935)
  Net loan withdrawals...        (111,464)         (91,281)            (1,047)
  Cost of insurance......         (97,433)         (22,781)           (11,950)
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,725,854          831,716            580,027
                           ------------------   -------------        --------
  Total increase
   (decrease) in net
   assets................       4,095,472          910,540            617,849
NET ASSETS:
  Beginning of period....         715,622           76,357             36,970
                           ------------------   -------------        --------
  End of period..........      $4,811,094         $986,897           $654,819
                           ------------------   -------------        --------
                           ------------------   -------------        --------
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                           EQUITY INCOME FUND   OVERSEAS FUND   ASSET MANAGER FUND
                              SUB-ACCOUNT*      SUB-ACCOUNT*       SUB-ACCOUNT*
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................      $    5,067         $ --               $--
  Capital gains income...        --                 --               --
  Net realized gain
   (loss) on security
   transactions..........              (7)             140                229
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          37,890            2,351              2,499
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          42,950            2,491              2,728
                           ------------------   -------------        --------
UNIT TRANSACTIONS:
  Purchases..............         206,082           18,683             12,310
  Net transfers..........         474,024           67,416             34,943
  Surrenders.............          (7,434)         (12,233)           (13,011)
  Net loan withdrawals...        --                 --               --
  Cost of insurance and
   other fees............        --                 --               --
                           ------------------   -------------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         672,672           73,866             34,242
                           ------------------   -------------        --------
  Total increase
   (decrease) in net
   assets................         715,622           76,357             36,970
NET ASSETS:
  Beginning of period....        --                 --               --
                           ------------------   -------------        --------
  End of period..........      $  715,622         $ 76,357           $ 36,970
                           ------------------   -------------        --------
                           ------------------   -------------        --------

84                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in Hartford Mutual Funds and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in Putnam Variable Trust Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contractholders' accounts in accordance with the terms of the contracts.

HARTFORD LIFE INSURANCE COMPANY                                               85
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life
One) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 14, 1997

86                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                             38,605
    Cost                          $  422,674
    Market Value.........    $  435,083        --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            338,776
    Cost                          $ 4,929,519
    Market Value.........       --         $5,843,885        --
  Putnam VT Global Growth
   Fund
    Shares                            697,882
    Cost                          $10,354,773
    Market Value.........       --             --        $11,780,245
  Putnam VT Growth and
   Income Fund
    Shares                            673,834
    Cost                          $13,684,147
    Market Value.........       --             --            --
  Putnam VT High Yield
   Fund
    Shares                            195,211
    Cost                          $ 2,368,169
    Market Value.........       --             --            --
  Putnam VT Money Market
   Fund
    Shares                          1,736,570
    Cost                          $ 1,736,570
    Market Value.........       --             --            --
  Putnam VT New
   Opportunities Fund
    Shares                            577,100
    Cost                          $ 9,925,787
    Market Value.........       --             --            --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                            361,426
    Cost                          $ 4,675,759
    Market Value.........       --             --            --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                            132,241
    Cost                          $ 1,606,704
    Market Value.........       --             --            --
  Putnam VT Voyager Fund
    Shares                            764,339
    Cost                          $21,417,935
    Market Value.........       --             --            --
  Due from Hartford Life
   Insurance Company.....           200         3,483        11,088
  Receivable from fund
   shares sold...........       --             --            --
                           -------------   -----------   -----------
  Total Assets...........       435,283     5,847,368    11,791,333
                           -------------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --            --
  Payable for fund shares
   purchased.............           200         3,489        11,088
                           -------------   -----------   -----------
  Total Liabilities......           200         3,489        11,088
                           -------------   -----------   -----------
  Net Assets (variable
   annuity contract
   liabilities)..........    $  435,083    $5,843,879    $11,780,245
                           -------------   -----------   -----------
                           -------------   -----------   -----------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        36,063       381,904       741,021
  Unit Price.............    $12.064581    $15.301933    $15.897325
GRAND TOTAL:
  Contract Liability.....    $  435,083    $5,843,879    $11,780,245

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               87
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund
    Shares                             38,605
    Cost                          $  422,674
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Asset
   Allocation Fund
    Shares                            338,776
    Cost                          $ 4,929,519
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Global Growth
   Fund
    Shares                            697,882
    Cost                          $10,354,773
    Market Value.........      --               --                  --                   --                 --             --
  Putnam VT Growth and
   Income Fund
    Shares                            673,834
    Cost                          $13,684,147
    Market Value.........   $16,549,365         --                  --                   --                 --             --
  Putnam VT High Yield
   Fund
    Shares                            195,211
    Cost                          $ 2,368,169
    Market Value.........      --             $2,529,937            --                   --                 --             --
  Putnam VT Money Market
   Fund
    Shares                          1,736,570
    Cost                          $ 1,736,570
    Market Value.........      --               --                $1,736,570             --                 --             --
  Putnam VT New
   Opportunities Fund
    Shares                            577,100
    Cost                          $ 9,925,787
    Market Value.........      --               --                  --                 $9,937,669           --             --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares                            361,426
    Cost                          $ 4,675,759
    Market Value.........      --               --                  --                   --              $4,774,443        --
  Putnam VT Utilities
   Growth and Income Fund
    Shares                            132,241
    Cost                          $ 1,606,704
    Market Value.........      --               --                  --                   --                 --          $1,957,164
  Putnam VT Voyager Fund
    Shares                            764,339
    Cost                          $21,417,935
    Market Value.........      --               --                  --                   --                 --             --
  Due from Hartford Life
   Insurance Company.....       16,222             7,130            --                     18,858               199        --
  Receivable from fund
   shares sold...........      --               --                        10             --                 --               2,230
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Assets...........   16,565,587         2,537,067           1,736,580            9,956,527         4,774,642      1,959,394
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --                         1             --                 --               2,254
  Payable for fund shares
   purchased.............       16,329             7,147            --                     18,785               199        --
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total Liabilities......       16,329             7,147                   1               18,785               199          2,254
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $16,549,258       $2,529,920          $1,736,579           $9,937,742        $4,774,443     $1,957,140
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      929,091           174,838           1,483,882              670,053           381,812        132,125
  Unit Price.............   $17.812315        $14.470063          $ 1.170296           $14.831271        $12.504679     $14.812870
GRAND TOTAL:
  Contract Liability.....   $16,549,258       $2,529,920          $1,736,579           $9,937,742        $4,774,443     $1,957,140


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
Investments:
  Putnam VT Diversified
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Asset
   Allocation Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Global Growth
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Growth and
   Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT High Yield
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Money Market
   Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT New
   Opportunities Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Utilities
   Growth and Income Fund

    Shares

    Cost
    Market Value.........      --
  Putnam VT Voyager Fund

    Shares

    Cost
    Market Value.........   $24,863,947
  Due from Hartford Life
   Insurance Company.....       39,530
  Receivable from fund
   shares sold...........      --
                           ------------
  Total Assets...........   24,903,477
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       39,611
                           ------------
  Total Liabilities......       39,611
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $24,863,866
                           ------------
                           ------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........    1,356,650
  Unit Price.............   $18.327403
GRAND TOTAL:
  Contract Liability.....   $24,863,866

88                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                             GLOBAL
                                              ASSET
                            DIVERSIFIED    ALLOCATION      GLOBAL
                            INCOME FUND       FUND       GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............    $    3,462    $  188,398    $  127,576
  Capital gains income...       --            123,629       185,843
                           -------------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           552        (7,261)         (629)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        11,226       402,313       939,399
                           -------------   -----------   -----------
  Net gain (loss) on
   investments...........        11,778       395,052       938,770
                           -------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $   15,240    $  707,079    $1,252,189
                           -------------   -----------   -----------
                           -------------   -----------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               89
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $  373,127        $  100,269          $   64,821           $ --              $  118,810     $   54,039
  Capital gains income...      169,182          --                  --                   --                 --             --
                           -------------        --------             -------             --------       ------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        3,431             1,207            --                    (12,125)            1,512          5,913
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,721,046           110,874            --                    (46,287)           39,260        187,466
                           -------------        --------             -------             --------       ------------   ------------
  Net gain (loss) on
   investments...........    1,724,477           112,081            --                    (58,412)           40,772        193,379
                           -------------        --------             -------             --------       ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $2,266,786        $  212,350          $   64,821           $  (58,412)       $  159,582     $  247,418
                           -------------        --------             -------             --------       ------------   ------------
                           -------------        --------             -------             --------       ------------   ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  275,323
  Capital gains income...      535,426
                           ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (21,665)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,014,491
                           ------------
  Net gain (loss) on
   investments...........      992,826
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $1,803,575
                           ------------
                           ------------

90                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                         GLOBAL ASSET
                           DIVERSIFIED    ALLOCATION       GLOBAL
                           INCOME FUND       FUND        GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $    3,462      $  188,398    $   127,576
  Capital gains income...      --             123,629        185,843
  Net realized gain
   (loss) on security
   transactions..........         552          (7,261)          (629)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      11,228         402,313        939,399
                           -----------   -------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      15,240         707,079      1,252,189
                           -----------   -------------   -----------
UNIT TRANSACTIONS:
  Purchases..............      24,807         452,006      2,362,436
  Net transfers..........     389,351       1,230,543      4,268,747
  Surrenders.............      (2,488)       (134,352)      (261,978)
  Loan withdrawals.......      --             (15,060)      (136,654)
  Cost of insurance......      (6,035)       (129,436)      (380,278)
                           -----------   -------------   -----------
  Total net increase in
   net assets resulting
   from unit
   transactions..........     405,635       1,403,701      5,852,273
                           -----------   -------------   -----------
  Total increase in net
   assets................     420,875       2,110,780      7,104,462
NET ASSETS:
  Beginning of period....      14,208       3,733,099      4,675,783
                           -----------   -------------   -----------
  End of period..........  $  435,083      $5,843,879    $11,780,245
                           -----------   -------------   -----------
                           -----------   -------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               91
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $    373,127      $      100,269      $       64,821       $ --              $  118,810     $   54,039
  Capital gains income...        169,182          --                  --                 --                 --             --
  Net realized gain
   (loss) on security
   transactions..........          3,431               1,207          --                  (12,125)            1,512          5,913
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,721,046             110,874          --                  (46,287)           39,260        187,466
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,266,786             212,350              64,821          (58,412)          159,582        247,418
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      2,593,033             623,832             222,153        1,916,795           851,577        197,577
  Net transfers..........      5,653,969             827,225           1,174,039        7,598,113         2,649,806        374,918
  Surrenders.............       (232,793)            (75,658)            (15,114)        (180,695)          (43,664)       (23,356)
  Loan withdrawals.......       (131,861)            (62,507)            (32,391)         (15,220)          (88,504)        (8,504)
  Cost of insurance......       (386,556)           (118,676)            (75,543)        (207,683)         (175,229)       (46,157)
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total net increase in
   net assets resulting
   from unit
   transactions..........      7,495,792           1,194,216           1,273,144        9,111,310         3,193,986        494,478
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  Total increase in net
   assets................      9,762,578           1,406,566           1,337,965        9,052,898         3,353,568        741,896
NET ASSETS:
  Beginning of period....      6,786,680           1,123,354             398,614          884,844         1,420,875      1,215,244
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
  End of period..........   $ 16,549,258      $    2,529,920      $    1,736,579       $9,937,742        $4,774,443     $1,957,140
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
                           -------------   -----------------   -----------------   ------------------   ------------   ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $   275,323
  Capital gains income...       535,426
  Net realized gain
   (loss) on security
   transactions..........       (21,665)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,014,491
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,803,575
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     4,304,397
  Net transfers..........     9,073,061
  Surrenders.............      (688,697)
  Loan withdrawals.......      (311,045)
  Cost of insurance......      (810,828)
                           ------------
  Total net increase in
   net assets resulting
   from unit
   transactions..........    11,566,888
                           ------------
  Total increase in net
   assets................    13,370,463
NET ASSETS:
  Beginning of period....    11,493,403
                           ------------
  End of period..........   $24,863,866
                           ------------
                           ------------

92                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Putnam Capital Manager Trust Separate Account Variable Life One

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                         GLOBAL ASSET
                           DIVERSIFIED    ALLOCATION       GLOBAL
                           INCOME FUND       FUND        GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -------------   -----------
OPERATIONS:
  Net investment
   income................  $   --          $   39,388    $   24,814
  Capital gains income...      --             --             46,171
  Net realized gain on
   security
   transactions..........          10          14,435           932
  Net unrealized
   appreciation of
   investments during the
   period................       1,182         535,036       471,341
                           -----------   -------------   -----------
  Net increase in net
   assets resulting from
   operations............       1,192         588,859       543,258
                           -----------   -------------   -----------
UNIT TRANSACTIONS:
  Purchases..............         765         339,758     1,154,464
  Net transfers..........      12,424       2,127,164     1,287,158
  Surrenders.............         (57)        (72,050)     (133,739)
  Loan withdrawals.......      --             (55,002)      (58,904)
  Cost of insurance......        (116)        (78,172)     (172,021)
                           -----------   -------------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....      13,016       2,261,698     2,076,958
                           -----------   -------------   -----------
  Total increase in net
   assets................      14,208       2,850,557     2,620,216
NET ASSETS:
  Beginning of period....      --             882,542     2,055,567
                           -----------   -------------   -----------
  End of period..........  $   14,208      $3,733,099    $4,675,783
                           -----------   -------------   -----------
                           -----------   -------------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                               93
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                                                         GOVERNMENT
                                                                                                          AND HIGH      UTILITIES
                            GROWTH AND        HIGH YIELD             MONEY                NEW           QUALITY BOND    GROWTH AND
                            INCOME FUND          FUND             MARKET FUND      OPPORTUNITIES FUND       FUND       INCOME FUND
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------------   -----------------   ------------------   ------------   ------------
OPERATIONS:
  Net investment
   income................   $  121,893        $       45,484      $   14,226           $ --              $   22,761     $   47,950
  Capital gains income...       31,376            --                --                   --                 --             --
  Net realized gain on
   security
   transactions..........        1,768                    35        --                         56             2,030          3,151
  Net unrealized
   appreciation of
   investments during the
   period................    1,198,951                64,042        --                     58,166            74,145        229,924
                           -------------   -----------------        --------             --------       ------------   ------------
  Net increase in net
   assets resulting from
   operations............    1,353,988               109,561          14,226               58,222            98,936        281,025
                           -------------   -----------------        --------             --------       ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      899,746               232,533          77,580              140,605           165,903        168,645
  Net transfers..........    2,362,146               488,483         106,176              712,707           964,335         71,815
  Surrenders.............     (160,057)              (36,113)         (5,881)             (14,763)          (33,996)       (74,646)
  Loan withdrawals.......      (75,016)               (3,445)        (31,209)              (5,438)          (11,534)        (2,201)
  Cost of insurance......     (152,234)              (47,259)        (14,549)              (6,489)          (27,019)       (26,397)
                           -------------   -----------------        --------             --------       ------------   ------------
  Net increase in net
   assets resulting from
   unit transactions.....    2,874,585               634,199         132,117              826,622         1,057,689        137,216
                           -------------   -----------------        --------             --------       ------------   ------------
  Total increase in net
   assets................    4,228,573               743,760         146,343              884,844         1,156,625        418,241
NET ASSETS:
  Beginning of period....    2,558,107               379,594         252,271             --                 264,250        797,003
                           -------------   -----------------        --------             --------       ------------   ------------
  End of period..........   $6,786,680        $    1,123,354      $  398,614           $  884,844        $1,420,875     $1,215,244
                           -------------   -----------------        --------             --------       ------------   ------------
                           -------------   -----------------        --------             --------       ------------   ------------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................   $    14,475
  Capital gains income...       106,726
  Net realized gain on
   security
   transactions..........         1,707
  Net unrealized
   appreciation of
   investments during the
   period................     2,361,906
                           ------------
  Net increase in net
   assets resulting from
   operations............     2,484,814
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     2,208,784
  Net transfers..........     4,010,510
  Surrenders.............      (313,366)
  Loan withdrawals.......       (64,074)
  Cost of insurance......      (368,558)
                           ------------
  Net increase in net
   assets resulting from
   unit transactions.....     5,473,296
                           ------------
  Total increase in net
   assets................     7,958,110
NET ASSETS:
  Beginning of period....     3,535,293
                           ------------
  End of period..........   $11,493,403
                           ------------
                           ------------

94                                               Hartford Life Insurance Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

---------------------------------------------------
 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten subaccounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

---------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

    C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

---------------------------------------------------
 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                      This page intentionally left blank.

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1996, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets & Liabilities
----------------------------------------------------------------------------------------------------
December 31, 1996       Diversified      Global Asset    Global           Growth          High Yield
                        Income           Allocation      Growth           and Income      Fund
                        Fund             Fund            Fund             Fund            Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account
----------------------------------------------------------------------------------------------------
Assets
Investments:
 ....................................................................................................
Putnam VT Diversified Income Fund
 Shares 38,605
 Cost $422,674
 ....................................................................................................
  Market Value:         $435,083         $       --      $        --      $        --     $       --
 ....................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 338,776
 Cost $4,929,519
 ....................................................................................................
  Market Value:               --          5,843,885               --               --             --
 ....................................................................................................
Putnam VT Global Growth Fund
 Shares 697,882
 Cost $10,354,773
 ....................................................................................................
  Market Value:               --                 --       11,780,245               --             --
 ....................................................................................................
Putnam VT Growth and Income Fund
 Shares 673,834
 Cost $13,684,147
 ....................................................................................................
  Market Value:               --                 --               --       16,549,365             --
 ....................................................................................................
Putnam VT High Yield Fund
 Shares 195,211
 Cost $2,368,169
 ....................................................................................................
  Market Value:               --                 --               --               --      2,529,937
 ....................................................................................................
Putnam VT Money Market Fund
 Shares 1,736,570
 Cost $1,736,570
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT New Opportunities Fund
 Shares 577,100
 Cost $9,925,787
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 361,426
 Cost $4,675,759
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 132,241
 Cost $1,606,704
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Putnam VT Voyager Fund
 Shares 764,339
 Cost $21,417,935
 ....................................................................................................
  Market Value:               --                 --               --               --             --
 ....................................................................................................
Due from Hartford Life
 Insurance Company           200              3,483           11,088           16,222          7,130
 ....................................................................................................
Receivable from fund
 shares sold                  --                 --               --               --             --
----------------------------------------------------------------------------------------------------
Total Assets             435,283          5,847,368       11,791,333       16,565,587      2,537,067
----------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company            --                 --               --               --             --
 ....................................................................................................
Payable for fund shares
 purchased                   200              3,489           11,088           16,329          7,147
 ....................................................................................................
Total Liabilities            200              3,489           11,088           16,329          7,147
----------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $435,083         $5,843,879      $11,780,245      $16,549,258     $2,529,920
----------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
----------------------------------------------------------------------------------------------------------
December 31, 1996       Money            New               U.S. Govt.        Utilities         Voyager
                        Market           Opportunities     and High          Growth            Fund
                        Fund             Fund              Quality Bond      and Income        Sub-Account
                        Sub-Account      Sub-Account       Fund              Fund
                                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------
Assets
Investments:
 ..........................................................................................................
Putnam VT Diversified Income Fund
 Shares 38,605
 Cost $422,674
 ..........................................................................................................
  Market Value:         $       --       $       --        $       --        $       --        $        --
 ..........................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 338,776
 Cost $4,929,519
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Global Growth Fund
 Shares 697,882
 Cost $10,354,773
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Growth and Income Fund
 Shares 673,834
 Cost $13,684,147
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT High Yield Fund
 Shares 195,211
 Cost $2,368,169
 ..........................................................................................................
  Market Value:                 --               --                --                --                 --
 ..........................................................................................................
Putnam VT Money Market Fund
 Shares 1,736,570
 Cost $1,736,570
 ..........................................................................................................
  Market Value:          1,736,570               --                --                --                 --
 ..........................................................................................................
Putnam VT New Opportunities Fund
 Shares 577,100
 Cost $9,925,787
 ..........................................................................................................
  Market Value:                 --        9,937,669                --                --                 --
 ..........................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 361,426
 Cost $4,675,759
 ..........................................................................................................
  Market Value:                 --               --         4,774,443                --                 --
 ..........................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 132,241
 Cost $1,606,704
 ..........................................................................................................
  Market Value:                 --               --                --         1,957,164                 --
 ..........................................................................................................
Putnam VT Voyager Fund
 Shares 764,339
 Cost $21,417,935
 ..........................................................................................................
  Market Value:                 --               --                --                --         24,863,947
 ..........................................................................................................
Due from Hartford Life
 Insurance Company              --           18,858               199                --             39,530
 ..........................................................................................................
Receivable from fund
 shares sold                    10               --                --             2,230                 --
----------------------------------------------------------------------------------------------------------
Total Assets             1,736,580        9,956,527         4,774,642         1,959,394         24,903,477
----------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life             1               --                --            $2,254                 --
 Insurance Company
 ..........................................................................................................
Payable for fund shares
 purchased                      --           18,785               199                --             39,611
 ..........................................................................................................
Total Liabilities                1           18,785               199             2,254             39,611
----------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $1,736,579       $9,937,742        $4,774,443        $1,957,140        $24,863,866
----------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Assets and Liablilites (continued)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                         Units               Unit               Contract
                                                                          Owned by            Price              Liability
                                                                          Participants
----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 ............................................................................................................................
  Diversified Income Fund Sub-Account                                        36,063           $12.064581            $435,083
 ............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                  381,904            15.301933           5,843,879
 ............................................................................................................................
  Global Growth Fund Sub-Account                                            741,021            15.897325          11,780,245
 ............................................................................................................................
  Growth and Income Fund Sub-Account                                        929,091            17.812315          16,549,258
 ............................................................................................................................
  High Yield Fund Sub-Account                                               174,838            14.470063           2,529,920
 ............................................................................................................................
  Money Market Fund Sub-Account                                           1,483,882             1.170296           1,736,579
 ............................................................................................................................
  New Opportunities Fund Sub-Account                                        670,053            14.831271           9,937,742
 ............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                    381,812            12.504679           4,774,443
 ............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                              132,125            14.812870           1,957,140
 ............................................................................................................................
  Voyager Fund Sub-Account                                                1,356,650            18.327403          24,863,866
----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                      $80,408,155
----------------------------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 3,462             $188,398            $  127,576          $  373,127
 .........................................................................................................................
 Capital gains income                                  --              123,629               185,843             169,182
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                            552               (7,261)                 (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       11,226              402,313               939,399           1,721,046
 .........................................................................................................................
 Net gain (loss) on
  investments                                      11,778              395,052               938,770           1,724,477
-------------------------------------------------------------------------------------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations                                 $15,240             $707,079            $1,252,189          $2,266,786
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $100,269            $64,821             $     --            $118,810
 ..........................................................................................................................
 Capital gains income                                   --                 --                   --                  --
 ..........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                           1,207                 --              (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       110,874                 --              (46,287)             39,260
 ..........................................................................................................................
 Net gain (loss) on
  investments                                      112,081                 --              (58,412)             40,772
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $212,350            $64,821             $(58,412)           $159,582
--------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 54,039            $275,323
 .................................................................................
 Capital gains income                                   --             535,426
 .................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .................................................................................
 Net realized gain (loss)
  on security transactions                           5,913             (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       187,466           1,014,491
 .................................................................................
 Net gain (loss) on
  investments                                      193,379             992,826
---------------------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations                                  $247,418          $1,803,575
---------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1996                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  3,462            $  188,398          $   127,576         $   373,127
 .........................................................................................................................
 Capital gains income                                   --               123,629              185,843             169,182
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             552                (7,261)                (629)              3,431
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        11,226               402,313              939,399           1,721,046
 .........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                   15,240               707,079            1,252,189           2,266,786
 .........................................................................................................................
Unit transactions:
 Purchases                                          24,807               452,006            2,362,436           2,593,033
 .........................................................................................................................
 Net transfers                                     389,351             1,230,543            4,268,747           5,653,969
 .........................................................................................................................
 Surrenders                                         (2,488)             (134,352)            (261,978)           (232,793)
 .........................................................................................................................
 Loan withdrawals                                       --               (15,060)            (136,654)           (131,861)
 .........................................................................................................................
 Cost of insurance                                  (6,035)             (129,436)            (380,278)           (386,556)
 .........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           405,635             1,403,701            5,852,273           7,495,792
 .........................................................................................................................
 Total increase
  in net assets                                    420,875             2,110,780            7,104,462           9,762,578
 .........................................................................................................................
Net assets:
 Beginning of period                                14,208             3,733,099            4,675,783           6,786,680
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $435,083            $5,843,879          $11,780,245         $16,549,258
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1996                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $  100,269          $   64,821          $       --          $  118,810
 ..........................................................................................................................
 Capital gains income                                     --                  --                  --                  --
 ..........................................................................................................................
 Net realized gain (loss)
  on security transactions                             1,207                  --             (12,125)              1,512
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         110,874                  --             (46,287)             39,260
 ..........................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    212,350              64,821             (58,412)            159,582
 ..........................................................................................................................
Unit transactions:
 Purchases                                           623,832             222,153           1,916,795             851,577
 ..........................................................................................................................
 Net transfers                                       827,225           1,174,039           7,598,113           2,649,806
 ..........................................................................................................................
 Surrenders                                          (75,658)            (15,114)           (180,695)            (43,664)
 ..........................................................................................................................
 Loan withdrawals                                    (62,507)            (32,391)            (15,220)            (88,504)
 ..........................................................................................................................
 Cost of insurance                                  (118,676)            (75,543)           (207,683)           (175,229)
 ..........................................................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                           1,194,216           1,273,144           9,111,310           3,193,986
 ..........................................................................................................................
 Total increase
  in net assets                                    1,406,566           1,337,965           9,052,898           3,353,568
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,123,354             398,614             884,844           1,420,875
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,529,920          $1,736,579          $9,937,742          $4,774,443
--------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1996                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   54,039          $   275,323
 .................................................................................
 Capital gains income                                     --              535,426
 .................................................................................
 Net realized gain (loss)
  on security transactions                             5,913              (21,665)
 .................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         187,466            1,014,491
 .................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                    247,418            1,803,575
 .................................................................................
Unit transactions:
 Purchases                                           197,577            4,304,397
 .................................................................................
 Net transfers                                       374,918            9,073,061
 .................................................................................
 Surrenders                                          (23,356)            (688,697)
 .................................................................................
 Loan withdrawals                                     (8,504)            (311,045)
 .................................................................................
 Cost of insurance                                   (46,157)            (810,828)
 .................................................................................
 Total net increase
  in net assets resulting
  from unit transactions                             494,478           11,566,888
 .................................................................................
 Total increase
  in net assets                                      741,896           13,370,463
 .................................................................................
Net assets:
 Beginning of period                               1,215,244           11,493,403
---------------------------------------------------------------------------------
 End of period                                    $1,957,140          $24,863,866
---------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Diversified         Global Asset        Global              Growth
December 31, 1995                                 Income              Allocation          Growth              and Income
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $    --             $   39,388          $   24,814          $  121,893
 .........................................................................................................................
 Capital gains income                                  --                     --              46,171              31,376
 .........................................................................................................................
 Net realized gain
  on security transactions                             10                 14,435                 932               1,768
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                        1,182                535,036             471,341           1,198,951
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   1,192                588,859             543,258           1,353,988
 .........................................................................................................................
Unit transactions:
 Purchases                                            765                339,758           1,154,464             899,746
 .........................................................................................................................
 Net transfers                                     12,424              2,127,164           1,287,158           2,362,146
 .........................................................................................................................
 Surrenders                                           (57)               (72,050)           (133,739)           (160,057)
 .........................................................................................................................
 Loan withdrawals                                      --                (55,002)            (58,904)            (75,016)
 .........................................................................................................................
 Cost of insurance                                   (116)               (78,172)           (172,021)           (152,234)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                           13,016              2,261,698           2,076,958           2,874,585
 .........................................................................................................................
 Total increase
  in net assets                                    14,208              2,850,557           2,620,216           4,228,573
 .........................................................................................................................
Net assets:
 Beginning of period                                   --                882,542           2,055,567           2,558,107
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $14,208             $3,733,099          $4,675,783          $6,786,680
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                High Yield          Money               New                 U.S. Govt.
December 31, 1995                                 Fund                Market              Opportunities       and High
                                                  Sub-Account         Fund                Fund                Quality Bond
                                                                      Sub-Account         Sub-Account         Fund
                                                                                                              Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   45,484          $ 14,226            $     --            $   22,761
 .........................................................................................................................
 Capital gains income                                     --                --                  --                    --
 .........................................................................................................................
 Net realized gain
  on security transactions                                35                --                  56                 2,030
 .........................................................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                          64,042                --              58,166                74,145
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    109,561            14,226              58,222                98,936
 .........................................................................................................................
Unit transactions:
 Purchases                                           232,533            77,580             140,605               165,903
 .........................................................................................................................
 Net transfers                                       488,483           106,176             712,707               964,335
 .........................................................................................................................
 Surrenders                                          (36,113)           (5,881)            (14,763)              (33,996)
 .........................................................................................................................
 Loan withdrawals                                     (3,445)          (31,209)             (5,438)              (11,534)
 .........................................................................................................................
 Cost of insurance                                   (47,259)          (14,549)             (6,489)              (27,019)
 .........................................................................................................................
 Net increase
  in net assets resulting
  from unit transactions                             634,199           132,117             826,622             1,057,689
 .........................................................................................................................
 Total increase
  in net assets                                      743,760           146,343             884,844             1,156,625
 .........................................................................................................................
Net assets:
 Beginning of period                                 379,594           252,271                  --               264,250
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,123,354          $398,614            $884,844            $1,420,875
-------------------------------------------------------------------------------------------------------------------------



Statement of Changes in Net Assets (Continued)
---------------------------------------------------------------------------------
For the year ended                                Utilities           Voyager
December 31, 1995                                 Growth              Fund
                                                  and Income          Sub-Account
                                                  Fund
                                                  Sub-Account
---------------------------------------------------------------------------------
Operations:
 Net investment
  income                                          $   47,950          $    14,475
 .................................................................................
 Capital gains income                                     --              106,726
 .................................................................................
 Net realized gain
  on security transactions                             3,151                1,707
 .................................................................................
 Net unrealized
  appreciation of
  investments during
  the period                                         229,924            2,361,906
 .................................................................................
 Net increase in net
  assets resulting
  from operations                                    281,025            2,484,814
 .................................................................................
Unit transactions:
 Purchases                                           168,645            2,208,784
 .................................................................................
 Net transfers                                        71,815            4,010,510
 .................................................................................
 Surrenders                                          (74,646)            (313,366)
 .................................................................................
 Loan withdrawals                                     (2,201)             (64,074)
 .................................................................................
 Cost of insurance                                   (26,397)            (368,558)
 .................................................................................
 Net increase
  in net assets resulting
  from unit transactions                             137,216            5,473,296
 .................................................................................
 Total increase
  in net assets                                      418,241            7,958,110
 .................................................................................
Net assets:
 Beginning of period                                 797,003            3,535,293
---------------------------------------------------------------------------------
 End of period                                    $1,215,244          $11,493,403
---------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1996

1. ORGANIZATION:
Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten subaccounts which invest solely in the Putnam Variable Trust Funds (the Funds). The other twelve sub-accounts, which invest in Hartford Mutual Funds and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.